                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                  811-8532
                                  ----------------------------------------------

               AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI                             64111
--------------------------------------------------------------------------------
(Address of principal executive offices)                          (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:   816-531-5575
                                                   -----------------------------

Date of fiscal year end:    11-30
                        --------------------------------------------------------

Date of reporting period:   02-28-2007
                         -------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
STRATEGIC ALLOCATION: CONSERVATIVE FUND
FEBRUARY 28, 2007
[american century investments logo and text logo]

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 44.7%
AEROSPACE & DEFENSE - 1.1%
            40,059  BE Aerospace, Inc.(1)                         $    1,209,381
            12,371  Boeing Co.                                         1,079,617
            13,220  Finmeccanica SpA ORD                                 389,288
             9,300  Honeywell International Inc.                         431,892
            12,731  Lockheed Martin Corp.                              1,238,472
            14,400  Northrop Grumman Corp.                             1,034,640
            17,800  Precision Castparts Corp.                          1,619,266
             5,312  Spirit Aerosystems Holdings
                    Inc. Cl A(1)                                         156,757
            11,000  United Technologies Corp.                            721,930
                                                                 ---------------
                                                                       7,881,243
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.2%
               633  FedEx Corporation                                     72,276
            19,456  United Parcel Service, Inc. Cl B                   1,365,617
                                                                 ---------------
                                                                       1,437,893
                                                                 ---------------
AIRLINES - 0.2%
             9,400  Continental Airlines Inc. Cl B(1)                    372,240
            10,540  Ryanair Holdings plc ADR(1)                          472,719
            38,426  Southwest Airlines Co.                               581,385
                                                                 ---------------
                                                                       1,426,344
                                                                 ---------------
AUTOMOBILES - 0.2%
             6,670  DaimlerChrysler AG ORD                               453,714
            30,000  Isuzu Motors Ltd. ORD                                155,647
            11,500  Toyota Motor Corp. ORD                               779,332
                                                                 ---------------
                                                                       1,388,693
                                                                 ---------------
BEVERAGES - 1.0%
            22,200  Anheuser-Busch Companies, Inc.                     1,089,576
            45,988  Coca-Cola Company (The)                            2,146,720
            47,000  Coca-Cola Enterprises Inc.                           944,230
            34,000  Pepsi Bottling Group Inc.                          1,054,000
            22,000  PepsiCo, Inc.                                      1,389,300
             1,390  Pernod-Ricard SA ORD                                 286,893
            16,880  SABMiller plc ORD                                    373,882
                                                                 ---------------
                                                                       7,284,601
                                                                 ---------------
BIOTECHNOLOGY - 0.5%
             1,530  Actelion Ltd. ORD(1)                                 334,124
            31,213  Amgen Inc.(1)                                      2,005,748
             5,559  Biogen Idec Inc.(1)                                  251,211
               597  Celgene Corp.(1)                                      31,820
             4,000  Cephalon, Inc.(1)                                    284,320
             7,070  CSL Ltd. ORD                                         432,518
             3,100  Digene Corp.(1)                                      146,568

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
             3,900  Genentech, Inc.(1)                                   329,043
                                                                 ---------------
                                                                       3,815,352
                                                                 ---------------
BUILDING PRODUCTS(2)
             4,300  Masco Corp.                                          128,355
                                                                 ---------------
CAPITAL MARKETS - 1.9%
            10,700  Ameriprise Financial Inc.                            625,522
            19,000  Bank of New York Co., Inc. (The)                     771,780
             2,100  Bear Stearns Companies Inc. (The)                    319,704
             9,940  Credit Suisse Group ORD                              689,569
            10,284  Goldman Sachs Group, Inc. (The)                    2,073,255
             6,210  Julius Baer Holding AG ORD                           785,650
             6,810  Lehman Brothers Holdings Inc.                        499,173
            62,290  Man Group plc ORD                                    671,496
            13,236  Mellon Financial Corp.                               574,839
            20,511  Merrill Lynch & Co., Inc.                          1,716,361
            36,021  Morgan Stanley                                     2,698,694
             8,800  Nuveen Investments Inc. Cl A                         428,472
               370  SBI Holdings Inc. ORD                                158,198
            16,300  Schwab (Charles) Corp.                               301,224
            11,300  SEI Investments Co.                                  683,085
            11,720  UBS AG ORD                                           695,185
                                                                 ---------------
                                                                      13,692,207
                                                                 ---------------
CHEMICALS - 1.0%
             4,300  Agrium Inc.                                          165,335
             2,075  Albemarle Corp.                                      169,839
             4,050  BASF AG ORD                                          411,821
             7,528  Celanese Corp., Series A                             215,150
            15,800  du Pont (E.I.) de Nemours & Co.                      801,850
             4,687  H.B. Fuller Company                                  117,034
             4,210  Linde AG ORD                                         428,981
             5,356  Lyondell Chemical Co.                                170,642
            10,600  Minerals Technologies Inc.                           656,034
            13,924  Monsanto Co.                                         733,656
            13,500  PPG Industries, Inc.                                 894,375
             8,300  Shin-Etsu Chemical Co., Ltd. ORD                     520,394
             3,820  Syngenta AG ORD                                      675,215
            10,200  Terra Industries Inc.(1)                             177,990
             2,570  Umicore ORD                                          439,922
            13,930  Yara International ASA ORD                           385,553
                                                                 ---------------
                                                                       6,963,791
                                                                 ---------------
COMMERCIAL BANKS - 2.6%
            28,389  Anglo Irish Bank Corp. plc ORD                       604,763
            24,160  Banco Popolare di Verona e
                    Novara Scrl ORD                                      732,051
            55,000  Bank of Yokohama Ltd. (The) ORD                      449,871
            84,331  Barclays plc ORD                                   1,225,383
            13,800  BB&T Corporation                                     586,224
             8,070  Erste Bank der Oesterreichischen
                    Sparkassen AG ORD                                    599,666
            22,100  Fifth Third Bancorp                                  890,188

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
             5,160  KBC Groupe ORD                                       627,853
               505  KeyCorp                                               19,059
             8,300  Marshall & Ilsley Corp.                              394,499
                50  Mitsubishi UFJ Financial Group,
                    Inc. ORD                                             616,841
            20,980  National Australia Bank Ltd. ORD                     667,114
            22,550  National Bank of Greece SA ORD                     1,166,628
            15,547  National City Corp.                                  588,454
             7,600  PNC Financial Services Group                         557,156
            18,124  Royal Bank of Scotland Group
                    plc ORD                                              714,969
             3,321  Societe Generale ORD                                 559,555
             8,800  SunTrust Banks, Inc.                                 741,928
            15,770  Swedbank AB A Shares ORD                             541,510
            46,151  U.S. Bancorp                                       1,645,745
            24,000  United Overseas Bank Ltd. ORD                        323,486
            23,500  Wachovia Corp.                                     1,301,195
           103,218  Wells Fargo & Co.                                  3,581,664
             2,300  Zions Bancorporation                                 196,374
                                                                 ---------------
                                                                      19,332,176
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.6%
             5,020  Adecco SA ORD                                        335,065
            38,605  Capita Group plc ORD                                 490,457
             4,550  Corrections Corp. of America(1)                      238,238
            21,970  Experian Group Ltd. ORD                              256,900
             5,333  Manpower Inc.                                        396,242
            15,900  R.R. Donnelley & Sons Company                        575,262
            17,200  Republic Services, Inc. Cl A                         723,604
            39,849  Waste Management, Inc.                             1,356,859
                                                                 ---------------
                                                                       4,372,627
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.6%
            89,039  Cisco Systems Inc.(1)                              2,309,672
             9,200  Corning Inc.(1)                                      189,796
            17,000  Juniper Networks, Inc.(1)                            321,470
            10,800  Motorola, Inc.                                       200,016
            22,560  Nokia Oyj ORD                                        492,231
             1,200  Research In Motion Ltd.(1)                           168,732
           111,850  Telefonaktiebolaget LM Ericsson
                    Cl B ORD                                             398,443
                                                                 ---------------
                                                                       4,080,360
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.0%
            15,000  Apple Inc.(1)                                      1,269,150
            12,332  Brocade Communications
                    System(1)                                            111,111
            22,081  Dell Inc.(1)                                         504,551
             2,113  Diebold, Inc.                                        100,093
            94,659  Hewlett-Packard Co.                                3,727,671
            11,780  Lexmark International, Inc. Cl A(1)                  713,397
             6,850  Logitech International SA ORD(1)                     179,679
            11,700  Network Appliance, Inc.(1)                           452,439
                                                                 ---------------
                                                                       7,058,091
                                                                 ---------------

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING - 0.3%
            17,385  Chicago Bridge & Iron Company
                    New York Shares                                      516,856
            13,694  Foster Wheeler Ltd.(1)                               757,004
             5,000  Hochtief AG ORD                                      435,449
            33,000  Obayashi Corp. ORD                                   222,240
            18,646  Quanta Services, Inc.(1)                             432,401
                                                                 ---------------
                                                                       2,363,950
                                                                 ---------------
CONSTRUCTION MATERIALS - 0.1%
             7,690  Holcim Ltd. ORD                                      764,549
                                                                 ---------------
CONSUMER FINANCE - 0.3%
            12,812  American Express Co.                                 728,618
             9,617  AmeriCredit Corp.(1)                                 234,847
             4,860  ORIX Corp. ORD                                     1,338,764
                                                                 ---------------
                                                                       2,302,229
                                                                 ---------------
CONTAINERS & PACKAGING - 0.1%
            12,000  Bemis Co., Inc.                                      397,560
             5,872  Rock-Tenn Co. Cl A                                   190,664
                                                                 ---------------
                                                                         588,224
                                                                 ---------------
DISTRIBUTORS - 0.1%
             2,900  Genuine Parts Company                                141,230
           137,400  Li & Fung Ltd.                                       436,143
                                                                 ---------------
                                                                         577,373
                                                                 ---------------
DIVERSIFIED - 0.4%
            54,590  iShares MSCI Japan Index Fund                        805,203
             1,500  iShares Russell 1000 Growth
                    Index Fund                                            83,235
            13,700  Standard and Poor's 500
                    Depositary Receipt                                 1,931,015
                                                                 ---------------
                                                                       2,819,453
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 0.1%
            18,600  H & R Block, Inc.                                    405,108
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 2.9%
           140,937  Bank of America Corp.                              7,169,464
           127,167  Citigroup Inc.                                     6,409,217
             2,620  Deutsche Boerse AG ORD                               524,713
            19,520  ING Groep N.V. CVA                                   833,466
             2,000  IntercontinentalExchange Inc.(1)                     301,700
            95,170  JPMorgan Chase & Co.                               4,701,398
            13,844  McGraw-Hill Companies, Inc. (The)                    894,461
                                                                 ---------------
                                                                      20,834,419
                                                                 ---------------

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 1.1%
           133,248  AT&T Inc.                                          4,903,527
            11,200  BCE Inc. ORD                                         293,918
            37,069  BT Group plc ORD                                     215,273
               466  CenturyTel Inc.                                       20,854
             7,100  Commonwealth Telephone
                    Enterprises, Inc.                                    303,312
             4,780  Hellenic Telecommunications
                    Organization SA ORD(1)                               129,655
            20,250  Telenor ASA ORD                                      374,752
            47,415  Verizon Communications Inc.                        1,774,743
                                                                 ---------------
                                                                       8,016,034
                                                                 ---------------
ELECTRIC UTILITIES - 0.3%
             3,600  Allegheny Energy, Inc.(1)                            170,064
             3,800  Duke Energy Corp.                                     74,822
            19,100  Exelon Corporation                                 1,259,263
            27,400  PPL Corporation                                    1,041,748
                                                                 ---------------
                                                                       2,545,897
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.9%
            42,780  ABB Ltd. ORD                                         718,239
             8,285  Acuity Brands Inc.                                   458,989
             2,000  Alstom ORD(1)                                        241,740
             7,400  Cooper Industries, Ltd. Cl A                         678,876
            27,400  Emerson Electric Co.                               1,180,665
             3,100  General Cable Corp.(1)                               154,845
            15,100  Hubbell Inc. Cl B                                    729,330
            26,000  Matsushita Electric Works,
                    Ltd. ORD                                             296,151
            83,000  Mitsubishi Electric Corp. ORD                        831,087
             3,730  Q-Cells AG ORD(1)                                    222,387
             7,707  Roper Industries Inc.                                409,396
             9,920  Vestas Wind Systems AS ORD(1)                        463,099
                                                                 ---------------
                                                                       6,384,804
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS(2)
             2,542  Daktronics Inc.                                       67,795
             3,200  Murata Manufacturing Co. Ltd. ORD                    232,000
                                                                 ---------------
                                                                         299,795
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.4%
            11,600  Acergy SA(1)                                         218,929
             7,807  Aker Kvaerner ASA ORD                                906,333
             7,400  Cameron International Corp.(1)                       419,506
             3,109  Core Laboratories N.V.(1)                            245,238
             6,871  Halliburton Co.                                      212,176
             2,900  National Oilwell Varco, Inc.(1)                      201,956
            14,948  Saipem SpA ORD                                       403,678
             3,300  Schlumberger Ltd.                                    207,240
             7,000  TETRA Technologies, Inc.(1)                          155,610
                                                                 ---------------
                                                                       2,970,666
                                                                 ---------------

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING - 0.7%
            57,990  Kroger Co. (The)                                   1,488,603
             4,000  LAWSON Inc. ORD                                      153,450
             4,700  Safeway Inc.                                         162,479
           112,066  Tesco plc ORD                                        950,628
            51,717  Wal-Mart Stores, Inc.                              2,497,931
                                                                 ---------------
                                                                       5,253,091
                                                                 ---------------
FOOD PRODUCTS - 1.3%
             2,000  Bunge Ltd.                                           158,720
            28,828  Campbell Soup Co.                                  1,177,047
            33,755  ConAgra Foods, Inc.                                  851,639
            20,931  General Mills, Inc.                                1,179,671
             7,660  Groupe Danone ORD                                  1,213,503
            19,600  H.J. Heinz Co.                                       899,052
             9,800  Kellogg Co.                                          489,216
            40,200  Kraft Foods Inc. Cl A                              1,283,184
               840  Nestle SA ORD                                        313,091
            11,770  Royal Numico N.V. ORD                                606,743
                19  Seaboard Corp.                                        40,850
            53,100  Unilever N.V. New York Shares                      1,379,006
                                                                 ---------------
                                                                       9,591,722
                                                                 ---------------
GAS UTILITIES - 0.1%
            61,000  Osaka Gas Co. Ltd. ORD                               239,681
            10,100  WGL Holdings Inc.                                    318,352
                                                                 ---------------
                                                                         558,033
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.7%
             8,505  Baxter International, Inc.                           425,335
             7,500  Beckman Coulter, Inc.                                481,200
            19,515  Becton Dickinson & Co.                             1,482,945
             3,800  Cytyc Corp.(1)                                       115,140
             6,300  DENTSPLY International Inc.                          198,702
             2,500  DJO Inc.(1)                                           97,950
             1,460  Essilor International SA Cie
                    Generale D'Optique ORD                               166,598
               900  Idexx Laboratories, Inc.(1)                           77,562
             7,500  Medtronic, Inc.                                      377,700
             2,783  Mettler-Toledo International, Inc.(1)                240,340
            25,900  Symmetry Medical Inc.(1)                             386,169
             2,910  Synthes Inc.                                         364,571
             4,673  Zimmer Holdings Inc.(1)                              394,074
                                                                 ---------------
                                                                       4,808,286
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.9%
            13,239  AMERIGROUP Corporation(1)                            437,946
             2,797  Apria Healthcare Group Inc.(1)                        89,084
             3,100  Express Scripts, Inc.(1)                             233,771
             5,459  Fresenius Medical Care AG &
                    Co. KGaA ORD                                         772,869
            17,980  Humana Inc.(1)                                     1,075,924
             8,800  Laboratory Corp. of
                    America Holdings(1)                                  701,800

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            17,748  McKesson Corp.                                       989,628
             4,700  Medco Health Solutions Inc.(1)                       317,767
             4,700  Quest Diagnostics Inc.                               239,794
             6,209  UnitedHealth Group Incorporated                      324,110
             3,000  Universal Health Services, Inc. Cl B                 173,580
             2,600  VCA Antech Inc.(1)                                    95,446
            11,353  WellCare Health Plans Inc.(1)                        932,195
                                                                 ---------------
                                                                       6,383,914
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.9%
             8,270  Accor SA ORD                                         730,190
             3,348  Chipotle Mexican Grill Inc. Cl B(1)                  186,584
             9,847  Choice Hotels International Inc.                     369,164
             9,000  Hilton Hotels Corporation                            317,700
             7,500  International Game Technology                        309,375
             6,961  International Speedway Corp.                         370,325
            10,700  Las Vegas Sands Corp.(1)                             923,196
            22,785  McDonald's Corporation                               996,160
            18,700  OSI Restaurant Partners, Inc.                        748,000
            15,200  Speedway Motorsports Inc.                            568,024
             9,200  Starbucks Corporation(1)                             284,280
            10,300  Wendy's International, Inc.                          330,527
             6,382  WMS Industries Inc.(1)                               238,878
                                                                 ---------------
                                                                       6,372,403
                                                                 ---------------
HOUSEHOLD DURABLES - 0.4%
             3,300  Daito Trust Construction Co.,
                    Ltd. ORD                                             160,057
             4,070  Koninklijke Philips Electronics
                    N.V. ORD                                             149,548
             4,000  Makita Corp. ORD                                     147,028
             4,800  Mohawk Industries Inc.(1)                            420,096
            41,500  Newell Rubbermaid Inc.                             1,270,730
             6,100  Sony Corp. ORD                                       318,028
             6,200  Tempur-Pedic International Inc.                      154,318
             1,100  Whirlpool Corp.                                       97,031
                                                                 ---------------
                                                                       2,716,836
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.4%
             3,500  Clorox Company                                       221,760
             7,908  Colgate-Palmolive Co.                                532,683
            13,100  Kimberly-Clark Corp.                                 892,241
             4,600  Procter & Gamble Co. (The)                           292,054
            12,999  Reckitt Benckiser plc ORD                            654,457
                                                                 ---------------
                                                                       2,593,195
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 0.3%
            36,196  AES Corp. (The)(1)                                   771,699
            52,020  International Power plc ORD                          372,835
            21,054  TXU Corp.                                          1,392,721
                                                                 ---------------
                                                                       2,537,255
                                                                 ---------------

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES - 1.1%
             2,400  3M Co.                                               177,792
           132,100  General Electric Co.                               4,612,932
            38,000  Keppel Corp. Ltd. ORD                                450,028
            21,751  McDermott International, Inc.(1)                   1,048,398
             5,320  Siemens AG ORD                                       561,373
            32,100  Tyco International Ltd.                              989,643
                                                                 ---------------
                                                                       7,840,166
                                                                 ---------------
INSURANCE - 2.2%
             2,990  Allianz SE ORD                                       643,993
            21,100  Allstate Corp.                                     1,267,266
            11,200  Ambac Financial Group, Inc.                          981,568
            19,869  American Financial Group, Inc.                       695,415
            35,000  American International Group, Inc.                 2,348,499
             8,907  Arch Capital Group Ltd.(1)                           574,412
             6,288  Aspen Insurance Holdings Ltd.                        166,632
            23,169  AXA SA ORD                                           985,899
            19,512  Axis Capital Holdings Limited                        659,701
            10,146  Berkley (W.R.) Corp.                                 330,760
                 3  Berkshire Hathaway Inc. Cl A(1)                      318,570
             9,400  Chubb Corp.                                          479,870
            19,482  Endurance Specialty Holdings Ltd.                    690,832
            13,800  Genworth Financial Inc. Cl A                         488,106
            12,100  Hartford Financial Services
                    Group Inc. (The)                                   1,144,176
            16,900  Loews Corp.                                          734,136
            34,300  Marsh & McLennan
                    Companies, Inc.                                    1,009,106
               337  PartnerRe Ltd.                                        23,415
             1,495  Philadelphia Consolidated
                    Holding Co.(1)                                        68,635
            33,190  Prudential plc ORD                                   438,933
            31,410  QBE Insurance Group
                    Limited ORD                                          791,884
             8,100  Torchmark Corp.                                      517,752
            12,000  Travelers Companies, Inc. (The)                      609,120
                                                                 ---------------
                                                                      15,968,680
                                                                 ---------------
INTERNET & CATALOG RETAIL(2)
             1,640  Priceline.com Inc.(1)                                 85,952
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 0.3%
             5,742  Akamai Technologies, Inc.(1)                         296,115
             4,400  Digital River Inc.(1)                                243,716
             8,900  eBay Inc.(1)                                         285,334
             4,000  Equinix Inc.(1)                                      330,680
             1,600  Google Inc. Cl A(1)                                  719,120
             3,600  SAVVIS Inc.(1)                                       154,692
                                                                 ---------------
                                                                       2,029,657
                                                                 ---------------
IT SERVICES - 1.1%
            39,805  Accenture Ltd. Cl A                                1,421,039
            17,498  Acxiom Corp.                                         373,757
            11,700  Alliance Data Systems Corp.(1)                       699,075

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
             3,500  Cognizant Technology Solutions
                    Corporation Cl A(1)                                  315,700
               857  Electronic Data Systems Corp.                         24,013
             8,800  Fiserv, Inc.(1)                                      466,048
             7,400  Gartner, Inc.(1)                                     156,584
            38,013  International Business
                    Machines Corp.                                     3,535,589
             2,942  Total System Services Inc.                            91,849
            30,200  Western Union Co. (The)                              654,434
                                                                 ---------------
                                                                       7,738,088
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.2%
             4,816  Eastman Kodak Co.                                    115,006
            36,802  Hasbro, Inc.                                       1,041,129
            14,032  Mattel, Inc.                                         364,972
                                                                 ---------------
                                                                       1,521,107
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 0.3%
            19,271  Applera Corporation - Applied
                    Biosystems Group                                     595,088
            39,400  Thermo Fisher Scientific Inc.(1)                   1,783,638
             2,900  Waters Corp.(1)                                      157,354
                                                                 ---------------
                                                                       2,536,080
                                                                 ---------------
MACHINERY - 1.0%
            29,200  AGCO Corp.(1)                                      1,058,501
             3,100  Caterpillar Inc.                                     199,702
             6,486  Cummins Inc.                                         873,534
             7,400  Deere & Co.                                          802,308
            11,400  Dover Corp.                                          544,806
             3,900  Fanuc Ltd. ORD                                       348,659
            17,500  Ingersoll-Rand Company Cl A                          757,925
            14,000  JTEKT Corp. ORD                                      247,243
             9,930  Kone Oyj ORD                                         568,388
             5,300  Manitowoc Co., Inc. (The)                            311,110
             6,400  Metso Oyj ORD                                        317,641
            13,000  NGK Insulators Ltd. ORD                              246,060
             6,500  Parker-Hannifin Corp.                                535,535
            50,000  Sumitomo Heavy Industries
                    Ltd. ORD                                             512,907
             2,600  Terex Corp.(1)                                       171,184
             2,770  Valmont Industries, Inc.                             157,114
                                                                 ---------------
                                                                       7,652,617
                                                                 ---------------
MARINE(2)
             4,290  American Commercial
                    Lines Inc.(1)                                        154,998
            20,000  Nippon Yusen Kabushiki
                    Kaisha ORD                                           158,012
                                                                 ---------------
                                                                         313,010
                                                                 ---------------
MEDIA - 1.0%
            17,990  British Sky Broadcasting Group
                    plc ORD                                              196,761
            26,990  Daily Mail and General Trust
                    plc A Shares ORD                                     410,201
            40,305  DIRECTV Group, Inc. (The)(1)                         909,281
            16,100  Gannett Co., Inc.                                    986,286

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            49,100  Interpublic Group of
                    Companies, Inc.(1)                                   618,169
             5,800  Lamar Advertising Co. Cl A(1)                        371,490
             5,300  Liberty Global, Inc. Series A(1)                     152,587
             1,179  Omnicom Group Inc.                                   122,156
            14,560  Pearson plc ORD                                      225,861
            71,700  Time Warner Inc.                                   1,459,096
            16,100  Viacom Inc. Cl B(1)                                  628,544
            30,817  Walt Disney Co. (The)                              1,055,790
                                                                 ---------------
                                                                       7,136,222
                                                                 ---------------
METALS & MINING - 0.5%
             5,800  Allegheny Technologies Inc.                          594,210
            31,840  BHP Billiton Ltd. ORD                                680,560
             6,333  Freeport-McMoRan Copper
                    & Gold, Inc. Cl B                                    363,578
             7,800  Newmont Mining Corporation                           351,546
            64,000  Nippon Steel Corp. ORD                               435,337
             7,426  Nucor Corp.                                          452,021
             3,999  Phelps Dodge Corp.                                   499,515
             7,720  Rio Tinto Ltd. ORD                                   459,814
               826  United States Steel Corp.                             73,200
                                                                 ---------------
                                                                       3,909,781
                                                                 ---------------
MULTI-UTILITIES - 0.4%
            13,200  Ameren Corp.                                         689,436
               900  Dominion Resources Inc.                               76,977
            20,400  NiSource Inc.                                        485,316
            30,300  Puget Energy Inc.                                    747,501
             8,920  Veolia Environnement ORD                             629,309
             8,100  Wisconsin Energy Corp.                               388,395
                                                                 ---------------
                                                                       3,016,934
                                                                 ---------------
MULTILINE RETAIL - 0.8%
            53,323  Big Lots, Inc.(1)                                  1,334,675
             9,950  Daiei Inc. (The) ORD(1)                              136,456
            68,700  Dollar General Corp.                               1,159,656
             3,167  Dollar Tree Stores Inc.(1)                           108,026
             8,228  Federated Department Stores, Inc.                    367,462
            16,452  KarstadtQuelle AG ORD(1)                             571,640
            15,524  Kohl's Corp.(1)                                    1,071,001
            33,938  Marks & Spencer Group plc ORD                        449,824
             3,230  PPR SA ORD                                           485,928
             4,900  Target Corp.                                         301,497
                                                                 ---------------
                                                                       5,986,165
                                                                 ---------------
OFFICE ELECTRONICS - 0.1%
             9,700  Canon, Inc. ORD                                      530,305
            30,900  Xerox Corp.(1)                                       533,643
                                                                 ---------------
                                                                       1,063,948
                                                                 ---------------

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS - 3.4%
             6,800  Anadarko Petroleum Corp.                             273,564
             6,500  Apache Corp.                                         445,445
            57,010  BG Group plc ORD                                     774,658
            22,300  BP plc ADR                                         1,374,572
            58,172  Chevron Corp.                                      3,991,181
            24,200  ConocoPhillips                                     1,583,164
             9,000  Devon Energy Corporation                             591,390
            22,241  EnCana Corp.                                       1,080,913
            13,930  ENI SpA ORD                                          426,689
            12,700  Equitable Resources Inc.                             541,909
           110,296  Exxon Mobil Corp.                                  7,906,016
            13,697  Marathon Oil Corp.                                 1,242,866
             3,500  Murphy Oil Corp.                                     181,370
            31,800  Royal Dutch Shell plc ADR                          2,067,318
            32,270  Statoil ASA ORD                                      823,449
             4,511  Tesoro Corporation                                   411,133
            17,810  Total SA ORD                                       1,202,302
             5,084  Valero Energy Corp.                                  293,093
             8,400  XTO Energy Inc.                                      433,944
                                                                 ---------------
                                                                      25,644,976
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.2%
             9,300  MeadWestvaco Corp.                                   283,185
            15,900  Weyerhaeuser Co.                                   1,365,333
                                                                 ---------------
                                                                       1,648,518
                                                                 ---------------
PERSONAL PRODUCTS - 0.1%
             3,342  Bare Escentuals Inc.(1)                              116,268
             6,411  NBTY Inc.(1)                                         312,088
                                                                 ---------------
                                                                         428,356
                                                                 ---------------
PHARMACEUTICALS - 2.4%
            31,300  Abbott Laboratories                                1,709,606
             5,300  Allergan, Inc.                                       592,063
             8,620  AstraZeneca plc ORD                                  484,767
             6,300  Bristol-Myers Squibb Co.                             166,257
            19,100  Eli Lilly and Company                              1,005,424
            18,572  GlaxoSmithKline plc ORD                              521,492
            24,800  Johnson & Johnson                                  1,563,640
            42,062  Merck & Co., Inc.                                  1,857,458
             7,810  Novartis AG ORD                                      435,047
           141,396  Pfizer Inc.                                        3,529,245
             9,857  Roche Holding AG ORD                               1,759,297
            61,300  Schering-Plough Corp.                              1,439,324
            38,000  Shire plc ORD                                        805,861
             9,400  Watson Pharmaceuticals, Inc.(1)                      247,784
            22,800  Wyeth                                              1,115,376
                                                                 ---------------
                                                                      17,232,641
                                                                 ---------------

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS(2)
             5,000  Digital Realty Trust Inc.                            198,200
             2,730  Potlatch Corp.                                       123,396
                                                                 ---------------
                                                                         321,596
                                                                 ---------------
REAL ESTATE MANAGEMENT &
DEVELOPMENT - 0.2%
             2,300  Jones Lang LaSalle Inc.                              243,455
            24,000  Sumitomo Realty & Development
                    Co. Ltd. ORD                                         957,202
            31,000  Tokyo Tatemono Co. Ltd. ORD                          431,163
                                                                 ---------------
                                                                       1,631,820
                                                                 ---------------
ROAD & RAIL - 0.1%
             1,698  Burlington Northern Santa Fe Corp.                   134,465
             1,797  CSX Corporation                                       67,693
             1,856  Norfolk Southern Corp.                                87,974
             1,268  Union Pacific Corp.                                  125,063
                                                                 ---------------
                                                                         415,195
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 0.8%
            20,568  Amkor Technology Inc.(1)                             237,149
            41,425  Applied Materials, Inc.                              769,262
             6,300  ASML Holding N.V. ORD(1)                             155,130
            17,400  Broadcom Corp. Cl A(1)                               593,166
            96,000  Intel Corp.                                        1,905,601
             1,500  KLA-Tencor Corp.                                      77,610
             3,565  Lam Research Corp.(1)                                159,213
            17,900  MEMC Electronic Materials Inc.(1)                    923,103
             2,375  Novellus Systems, Inc.(1)                             76,475
             6,000  Sigma Designs Inc.(1)                                169,140
            21,800  STMicroelectronics N.V.
                    New York Shares                                      424,228
             2,436  Varian Semiconductor
                    Equipment Associates, Inc.(1)                        116,416
                                                                 ---------------
                                                                       5,606,493
                                                                 ---------------
SOFTWARE - 0.8%
            14,600  Activision, Inc.(1)                                  244,112
            29,138  BMC Software Inc.(1)                                 899,199
             8,500  Business Objects SA ADR(1)                           306,850
             9,500  Konami Corp. ORD                                     252,862
             9,154  Mentor Graphics Corp.(1)                             154,611
            53,398  Microsoft Corporation                              1,504,222
             6,500  Nintendo Co., Ltd. ORD                             1,730,111
            37,600  Oracle Corp.(1)                                      617,768
            14,400  THQ Inc.(1)                                          463,824
                                                                 ---------------
                                                                       6,173,559
                                                                 ---------------
SPECIALTY RETAIL - 1.1%
             2,985  American Eagle Outfitters, Inc.                       92,684
             3,811  AutoZone, Inc.(1)                                    477,480
            25,000  Blockbuster Inc. Cl A(1)                             166,000

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            53,150  Carphone Warehouse Group
                    plc ORD                                              310,226
             3,000  DSW Inc. Cl A(1)                                     120,150
            60,000  Esprit Holdings Limited ORD                          625,124
            12,200  GameStop Corp. Cl A(1)                               639,524
            39,500  Gap, Inc. (The)                                      758,005
             5,360  Group 1 Automotive, Inc.                             248,007
             3,800  Guess?, Inc.                                         309,624
            33,900  Home Depot, Inc. (The)                             1,342,440
            13,150  Inditex SA ORD                                       765,401
            23,500  Lowe's Companies, Inc.                               765,160
            14,584  Office Depot, Inc.(1)                                486,522
               694  OfficeMax Inc.                                        36,019
            17,300  TJX Companies, Inc. (The)                            475,750
             6,600  Urban Outfitters Inc.(1)                             163,812
                                                                 ---------------
                                                                       7,781,928
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.5%
             5,437  Brown Shoe Company, Inc.                             278,918
            64,902  Burberry Group plc ORD                               804,794
             4,900  Coach Inc.(1)                                        231,280
             8,410  Compagnie Financiere
                    Richemont AG Cl A ORD                                464,671
            13,100  Liz Claiborne, Inc.                                  589,500
             2,790  LVMH Moet Hennessy Louis
                    Vuitton SA ORD                                       309,097
             3,000  Phillips-Van Heusen                                  164,520
             3,700  Polo Ralph Lauren Corp.                              321,826
             6,900  VF Corp.                                             550,689
                                                                 ---------------
                                                                       3,715,295
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 1.0%
               635  Downey Financial Corp.                                41,618
            10,300  Fannie Mae                                           584,319
             6,469  FirstFed Financial Corp.(1)                          370,027
            60,129  Freddie Mac                                        3,859,079
            19,800  MGIC Investment Corp.                              1,194,930
            29,896  Washington Mutual, Inc.                            1,287,920
                                                                 ---------------
                                                                       7,337,893
                                                                 ---------------
TOBACCO - 0.2%
            14,100  Altria Group Inc.                                  1,188,348
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS(2)
             2,100  Grainger (W.W.), Inc.                                162,015
            31,000  Marubeni Corp. ORD                                   194,626
                                                                 ---------------
                                                                         356,641
                                                                 ---------------
TRANSPORTATION INFRASTRUCTURE - 0.1%
            25,644  Cintra Concesiones de
                    Infraestructuras de Transporte
                    SA ORD                                               451,280
                                                                 ---------------

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                               VALUE
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION
SERVICES - 1.2%
            30,500  American Tower Corp. Cl A(1)                       1,181,570
            13,000  Crown Castle International Corp.(1)                  425,880
                90  KDDI Corp. ORD                                       704,973
            18,671  Leap Wireless International, Inc.(1)               1,261,599
             8,100  Millicom International
                    Cellular SA(1)                                       582,390
            26,620  NII Holdings, Inc. Cl B(1)                         1,885,761
            10,100  Rogers Communications Inc.
                    Cl B ORD                                             329,630
            32,896  SBA Communications Corp. Cl A(1)                     887,205
            38,900  Sprint Nextel Corp.                                  749,992
           215,800  Vodafone Group plc ORD                               599,599
                                                                 ---------------
                                                                       8,608,599
                                                                 ---------------
TOTAL COMMON STOCKS                                                  325,890,514
(Cost $260,324,768)                                              ---------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
SECURITIES(3) - 14.7%
           $14,825  FHLMC, 6.50%, 12/1/12                                 15,172
            87,594  FHLMC, 7.00%, 6/1/14                                  90,013
           119,631  FHLMC, 6.50%, 6/1/16                                 122,610
         2,699,213  FHLMC, 4.50%, 1/1/19(4)                            2,621,962
         2,799,013  FHLMC, 5.00%, 1/1/21                               2,762,738
         1,126,966  FHLMC, 5.00%, 4/1/21                               1,112,360
            22,396  FHLMC, 8.00%, 7/1/30                                  23,557
            90,808  FHLMC, 6.50%, 5/1/31                                  93,304
           941,802  FHLMC, 5.50%, 12/1/33(4)                             937,056
         6,415,000  FNMA, 5.00%, settlement
                    date 3/13/07(5)                                    6,228,566
        11,376,000  FNMA, 5.50%, settlement date
                    3/13/07(5)                                        11,287,130
        20,271,124  FNMA, 6.00%, settlement date
                    3/13/07(5)                                        20,448,495
        13,397,019  FNMA, 6.50%, settlement date
                    3/13/07(5)                                        13,660,779
               491  FNMA, 6.50%, 4/1/11                                      502
             9,562  FNMA, 6.50%, 5/1/11                                    9,774
            13,233  FNMA, 6.50%, 5/1/11                                   13,526
            28,208  FNMA, 6.50%, 5/1/11                                   28,833
             5,951  FNMA, 6.50%, 2/1/12                                    6,094
            15,526  FNMA, 6.50%, 4/1/12                                   15,898
            22,029  FNMA, 6.50%, 5/1/12                                   22,556
            80,091  FNMA, 6.00%, 4/1/14                                   81,407
            23,565  FNMA, 7.50%, 6/1/15                                   24,278
         1,515,880  FNMA, 4.50%, 5/1/19(4)                             1,471,515
         1,535,325  FNMA, 4.50%, 5/1/19                                1,490,390
         2,532,180  FNMA, 5.00%, 9/1/20                                2,500,290
             2,402  FNMA, 7.00%, 6/1/26                                    2,490
            22,388  FNMA, 7.50%, 3/1/27                                   23,406
            54,778  FNMA, 6.50%, 6/1/29                                   56,366
            15,640  FNMA, 7.00%, 7/1/29                                   16,210
            78,911  FNMA, 7.00%, 7/1/29                                   81,772
            50,434  FNMA, 7.00%, 3/1/30                                   52,272
             3,202  FNMA, 7.00%, 5/1/30                                    3,320
            71,639  FNMA, 7.50%, 8/1/30                                   74,734
            27,320  FNMA, 7.50%, 9/1/30                                   28,501
           221,571  FNMA, 6.50%, 9/1/31                                  227,859
            63,915  FNMA, 7.00%, 9/1/31                                   66,116
            75,698  FNMA, 6.50%, 1/1/32                                   77,804

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
           542,389  FNMA, 7.00%, 6/1/32                                  560,541
         1,831,292  FNMA, 5.50%, 6/1/33(4)                             1,821,356
         7,429,623  FNMA, 5.50%, 7/1/33                                7,389,309
         3,251,353  FNMA, 5.50%, 8/1/33(4)                             3,233,711
           825,014  FNMA, 5.50%, 9/1/33                                  820,538
        12,011,924  FNMA, 5.00%, 11/1/33                              11,695,108
         5,222,058  FNMA, 5.50%, 1/1/34(4)                             5,193,723
         4,132,062  FNMA, 4.50%, 9/1/35                                3,901,712
         5,625,759  FNMA, 5.00%, 2/1/36                                5,468,249
           400,298  FNMA, 5.00%, 10/1/36                                 388,727
            12,705  GNMA, 7.00%, 1/15/24                                  13,241
            10,482  GNMA, 8.00%, 7/15/24                                  11,102
            17,410  GNMA, 8.00%, 9/15/24                                  18,440
             4,513  GNMA, 9.00%, 4/20/25                                   4,871
            43,169  GNMA, 7.00%, 9/15/25                                  45,032
            11,806  GNMA, 7.50%, 10/15/25                                 12,326
            20,897  GNMA, 7.50%, 2/15/26                                  21,817
             9,091  GNMA, 6.00%, 4/15/26                                   9,269
             5,867  GNMA, 7.50%, 5/15/26                                   6,125
           120,075  GNMA, 8.25%, 7/15/26                                 128,236
               893  GNMA, 9.00%, 8/20/26                                     964
            60,920  GNMA, 7.00%, 12/15/27                                 63,552
             6,357  GNMA, 6.50%, 2/15/28                                   6,553
            28,009  GNMA, 6.50%, 2/15/28                                  28,870
            13,540  GNMA, 6.50%, 3/15/28                                  13,956
             4,815  GNMA, 6.50%, 4/15/28                                   4,963
            21,676  GNMA, 6.00%, 5/15/28                                  22,098
            30,220  GNMA, 6.00%, 7/15/28                                  30,809
            60,672  GNMA, 6.00%, 10/15/28                                 61,854
            46,852  GNMA, 7.00%, 5/15/31                                  48,800
           636,908  GNMA, 5.50%, 11/15/32                                637,016
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                           107,442,523
(Cost $107,410,375)                                              ---------------

U.S. TREASURY SECURITIES - 8.8%
         2,500,000  U.S. Treasury Bonds, 8.125%,
                    8/15/21(4)                                         3,374,805
         4,875,000  U.S. Treasury Bonds, 7.125%,
                    2/15/23(4)                                         6,147,073
         8,375,000  U.S. Treasury Bonds, 6.125%,
                    11/15/27(4)                                        9,864,184
         1,556,000  U.S. Treasury Bonds, 6.25%,
                    5/15/30(4)                                         1,883,734
         2,408,000  U.S. Treasury Bonds, 4.50%,
                    2/15/36(4)                                         2,336,138
         9,706,014  U.S. Treasury Inflation Indexed
                    Notes, 2.375%, 1/15/17(4)                          9,875,112
         9,525,000  U.S. Treasury Notes, 5.125%,
                    6/30/11(4)                                         9,753,086
        17,145,000  U.S. Treasury Notes, 4.625%,
                    10/31/11(4)                                       17,224,038
           734,000  U.S. Treasury Notes, 4.875%,
                    8/15/16(4)                                           751,261
         3,025,000  U.S. Treasury Notes, 4.625%,
                    11/15/16(4)                                        3,039,299
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                        64,248,730
(Cost $63,323,166)                                               ---------------

COLLATERALIZED MORTGAGE
OBLIGATIONS(3) - 8.6%
        14,062,896  Banc of America Commercial
                    Mortgage Inc. STRIPS - COUPON,
                    Series 2004-1, Class XP, VRN,
                    0.65%, 3/1/07                                        278,853

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
         2,000,000  Banc of America Commercial
                    Mortgage Inc., Series 2004-2,
                    Class A3 SEQ, 4.05%, 11/10/38(4)                   1,931,036
        17,686,660  Bear Stearns Commercial Mortgage
                    Securities STRIPS - COUPON,
                    Series 2004 T16, Class X2, VRN,
                    0.77%, 3/1/07                                        542,397
         2,575,000  Bear Stearns Commercial Mortgage
                    Securities, Series 2006 BBA7,
                    Class A1, VRN, 5.43%, 3/15/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.11% with no
                    caps (Acquired 6/5/06,
                    Cost $2,575,000)(4)(6)                             2,576,602
         3,700,000  Bear Stearns Commercial Mortgage
                    Securities, Series 2006 PW14,
                    Class A4 SEQ, 5.20%, 12/1/38(4)                    3,676,357
         7,264,836  Commercial Mortgage Acceptance
                    Corp. STRIPS - COUPON, Series
                    1998 C2, Class X, VRN, 0.74%,
                    3/15/07                                              179,965
           314,069  Commercial Mortgage Pass-Through
                    Certificates, Series 2005 F10A,
                    Class A1, VRN, 5.42%, 3/15/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.10% with no
                    caps (Acquired 3/18/05,
                    Cost $314,069)(6)                                    314,268
         1,312,908  Commercial Mortgage Pass-Through
                    Certificates, Series 2005 FL11,
                    Class A1, VRN, 5.47%, 3/15/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.15% with no
                    caps (Acquired 11/18/05,
                    Cost $1,312,908)(4)(6)                             1,314,028
         3,176,421  FHLMC, Series 2567, Class OD,
                    5.00%, 8/15/15                                     3,164,286
         2,748,729  FHLMC, Series 2900, Class PA,
                    4.50%, 3/15/14                                     2,727,761
         1,846,418  FHLMC, Series 2937, Class KA,
                    4.50%, 12/15/14(4)                                 1,832,153
         2,021,545  FNMA, Series 2002-86, Class KB,
                    SEQ, 5.00%, 5/25/16                                2,011,733
           903,340  FNMA, Series 2003-52, Class KF
                    SEQ, VRN, 5.72%, 3/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.40% with a cap of 7.50%                       908,195
         1,940,000  FNMA, Series 2003-92, Class PD,
                    4.50%, 3/25/17                                     1,905,517
         4,065,999  FNMA, Series 2005-63, Class HA
                    SEQ, 5.00%, 4/25/23                                4,040,651
         3,600,000  GMAC Commercial Mortgage
                    Securities, Inc., Series 2005 C1,
                    Class A2 SEQ, 4.47%, 5/10/43(4)                    3,540,192
         2,599,000  Greenwich Capital Commercial
                    Funding Corp., Series 2005 GG5,
                    Class A5, 5.22%, 4/10/37(4)                        2,597,927
         2,641,287  Greenwich Capital Commercial
                    Funding Corp., Series 2006 FL4A,
                    Class A1, VRN, 5.41%, 3/5/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.09% with no
                    caps (Acquired 12/14/06,
                    Cost $2,641,287)(4)(6)                             2,642,930
         3,100,000  LB-UBS Commercial Mortgage
                    Trust, Series 2004 C4, Class A2,
                    VRN, 4.57%, 3/15/07(4)                             3,066,678
         2,000,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C2, Class A2
                    SEQ, 4.82%, 4/15/30(4)                             1,987,790
         3,100,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C3, Class A3
                    SEQ, 4.65%, 7/30/30(4)                             3,046,041
         4,380,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C3, Class A5
                    SEQ, 4.74%, 7/15/30(4)                             4,235,724
         3,165,000  LB-UBS Commercial Mortgage
                    Trust, Series 2006 C1, Class A4
                    SEQ, 5.16%, 2/15/31(4)                             3,142,411
           177,633  Lehman Brothers Floating Rate
                    Commercial Mortgage Trust, Series
                    2005 LLFA, Class A1, VRN, 5.42%,
                    3/15/07, resets monthly off the
                    1-month LIBOR plus 0.10% with
                    no caps (Acquired 7/25/05,
                    Cost $177,633)(6)                                    177,744
         1,414,079  Lehman Brothers Floating Rate
                    Commercial Mortgage Trust, Series
                    2006 LLFA, Class A1, VRN, 5.40%,
                    3/15/07, resets monthly off the
                    1-month LIBOR plus 0.08% with
                    no caps (Acquired 8/7/06,
                    Cost $1,414,079)(4)(6)                             1,414,957
            60,530  MASTR Alternative Loans Trust,
                    Series 2003-8, Class 4A1,
                    7.00%, 12/25/33                                       62,262
         1,361,098  Merrill Lynch Floating Trust, Series
                    2006-1, Class A1, VRN, 5.39%,
                    3/15/07, resets monthly off the
                    1-month LIBOR plus 0.07% with
                    no caps (Acquired 10/31/06,
                    Cost $1,361,098)(4)(6)                             1,361,942

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
           195,813  Morgan Stanley Capital I, Series
                    2006 XLF, Class A1, VRN, 5.41%,
                    3/15/07, resets monthly off the
                    1-month LIBOR plus 0.09% with
                    no caps (Acquired 7/28/06,
                    Cost $195,813)(6)                                    195,941
         1,339,652  Thornburg Mortgage Securities
                    Trust, Series 2006-5, Class A1,
                    VRN, 5.44%, 3/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.12% with no caps                            1,337,849
         5,174,000  Wachovia Bank Commercial
                    Mortgage Trust, Series 2006 C23,
                    Class A4, 5.42%, 1/15/45                           5,224,017
         1,125,000  Washington Mutual, Inc., Series
                    2005 AR4, Class A3, 4.59%,
                    4/25/35                                            1,107,521
                                                                 ---------------
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS                                                           62,545,728
(Cost $62,520,160)                                               ---------------

CORPORATE BONDS - 7.8%
AEROSPACE & DEFENSE - 0.3%
           457,000  Lockheed Martin Corp.,
                    6.19%, 9/1/36                                        495,516
           800,000  United Technologies Corp.,
                    4.375%, 5/1/10                                       786,038
           740,000  United Technologies Corp.,
                    6.05%, 6/1/36                                        795,662
                                                                 ---------------
                                                                       2,077,216
                                                                 ---------------
BEVERAGES - 0.3%
           720,000  Diageo Capital plc,
                    5.875%, 9/30/36                                      722,214
           700,000  Miller Brewing Co., 4.25%, 8/15/08
                    (Acquired 8/6/03-1/6/04, Cost
                    $699,564)(6)                                         689,963
         1,040,000  SABMiller plc, 6.20%, 7/1/11
                    (Acquired 6/27/06,
                    Cost $1,039,262)(4)(6)                             1,076,655
                                                                 ---------------
                                                                       2,488,832
                                                                 ---------------
BIOTECHNOLOGY - 0.1%
           705,000  Genentech, Inc., 4.75%, 7/15/15                      684,829
                                                                 ---------------
CAPITAL MARKETS - 0.6%
           880,000  Lehman Brothers Holdings Inc.,
                    5.00%, 1/14/11                                       877,300
           500,000  Merrill Lynch & Co., Inc.,
                    4.25%, 2/8/10                                        488,460
           990,000  Merrill Lynch & Co., Inc.,
                    4.79%, 8/4/10                                        982,225
           860,000  Merrill Lynch & Co., Inc.,
                    6.05%, 5/16/16                                       895,773
           450,000  Morgan Stanley, 4.00%,
                    1/15/10                                              437,580
           350,000  Morgan Stanley, 4.25%,
                    5/15/10                                              341,811
                                                                 ---------------
                                                                       4,023,149
                                                                 ---------------
COMMERCIAL BANKS - 0.7%
           690,000  Capital One Financial Corp.,
                    5.70%, 9/15/11                                       702,169
           730,000  PNC Bank N.A., 4.875%,
                    9/21/17                                              704,627
           590,000  PNC Funding Corp., 5.125%,
                    12/14/10                                             592,646
           570,000  Wachovia Bank N.A., 4.80%,
                    11/1/14                                              553,430
           895,000  Wachovia Bank N.A., 4.875%,
                    2/1/15                                               872,746
           730,000  Wachovia Corp., 5.625%, 10/15/16                     745,922
           785,000  Wells Fargo & Co., 4.625%, 8/9/10                    775,843
                                                                 ---------------
                                                                       4,947,383
                                                                 ---------------

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
CONSUMER FINANCE - 0.1%
           500,000  American Express Centurion Bank,
                    4.375%, 7/30/09                                      494,117
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 0.7%
         1,265,000  Bank of America Corp., 4.375%,
                    12/1/10(4)                                         1,239,989
           550,000  Bank of America N.A., 6.00%,
                    10/15/36                                             574,646
           425,000  Citigroup Inc., 6.125%, 8/25/36                      450,948
           515,000  General Electric Capital Corp.,
                    6.125%, 2/22/11                                      535,246
         1,145,000  HSBC Finance Corp., 4.75%,
                    4/15/10(4)                                         1,137,374
           540,000  HSBC Finance Corp., 4.625%,
                    9/15/10                                              533,976
           890,000  John Deere Capital Corp., 4.50%,
                    8/25/08                                              881,897
           800,000  JPMorgan Chase & Co., 6.75%,
                    2/1/11                                               844,986
                                                                 ---------------
                                                                       6,199,062
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 0.5%
           900,000  AT&T Corp., 7.30%, 11/15/11                          982,074
           590,000  AT&T Inc., 6.80%, 5/15/36                            648,847
            77,000  BellSouth Corp., 6.875%, 10/15/31                     83,757
           370,000  Embarq Corp., 7.08%, 6/1/16                          383,250
           280,000  Sprint Capital Corp.,
                    6.875%, 11/15/28                                     286,301
           935,000  Telecom Italia Capital SA,
                    4.00%, 1/15/10                                       902,952
           410,000  Verizon Communications Inc.,
                    5.55%, 2/15/16                                       414,100
           130,000  Verizon Global Funding Corp.,
                    5.85%, 9/15/35                                       127,245
                                                                 ---------------
                                                                       3,828,526
                                                                 ---------------
ELECTRIC UTILITIES - 0.6%
           890,000  Carolina Power & Light Co.,
                    5.15%, 4/1/15                                        882,611
           710,000  Carolina Power & Light Co.,
                    5.25%, 12/15/15                                      707,622
           805,000  CenterPoint Energy Resources
                    Corp., 6.50%, 2/1/08                                 812,961
           377,000  FirstEnergy Corp., 7.375%,
                    11/15/31                                             440,785
           490,000  Florida Power Corp., 4.50%,
                    6/1/10                                               480,217
           600,000  Southern California Edison Co.,
                    5.625%, 2/1/36                                       599,879
           270,000  Toledo Edison Co., 6.15%, 5/15/37                    274,980
                                                                 ---------------
                                                                       4,199,055
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.2%
           680,000  Wal-Mart Stores, Inc., 4.125%,
                    7/1/10                                               664,141
            77,000  Wal-Mart Stores, Inc., 7.55%,
                    2/15/30                                               95,876
           760,000  Wal-Mart Stores, Inc., 5.25%,
                    9/1/35                                               717,703
                                                                 ---------------
                                                                       1,477,720
                                                                 ---------------
FOOD PRODUCTS - 0.2%
         1,140,000  Cadbury Schweppes U.S. Finance
                    LLC, 3.875%, 10/1/08 (Acquired
                    6/14/05 - 11/28/05,
                    Cost $1,115,257)(4)(6)                             1,117,722
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.2%
           780,000  Baxter Finco BV, 4.75%, 10/15/10                     771,135

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
           450,000  Boston Scientific Corp., 6.40%,
                    6/15/16                                              466,662
                                                                 ---------------
                                                                       1,237,797
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.2%
           630,000  Baxter International, Inc., 5.90%,
                    9/1/16                                               656,231
           820,000  Laboratory Corp. of America
                    Holdings, 5.625%, 12/15/15                           817,676
                                                                 ---------------
                                                                       1,473,907
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.1%
           710,000  Royal Caribbean Cruises Ltd.,
                    7.00%, 6/15/13                                       739,866
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.1%
           400,000  Procter & Gamble Co. (The),
                    5.55%, 3/5/37                                        400,291
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.2%
         1,835,000  General Electric Co., 5.00%,
                    2/1/13(4)                                          1,831,077
                                                                 ---------------
INSURANCE - 0.3%
         1,050,000  Allstate Financial Global Funding,
                    4.25%, 9/10/08 (Acquired 9/3/03,
                    Cost $1,047,942)(4)(6)                             1,036,991
           440,000  Genworth Financial Inc., 4.95%,
                    10/1/15                                              429,664
           490,000  Prudential Financial, Inc., 5.40%,
                    6/13/35                                              467,118
                                                                 ---------------
                                                                       1,933,773
                                                                 ---------------
MEDIA - 0.4%
           730,000  Comcast Corp., 5.90%, 3/15/16                        752,797
         1,200,000  Cox Communications, Inc., 7.125%,
                    10/1/12(4)                                         1,305,066
           300,000  News America Holdings, 7.75%,
                    1/20/24                                              345,783
           290,000  Time Warner Inc., 5.50%, 11/15/11                    293,570
            77,000  Time Warner Inc., 7.625%, 4/15/31                     89,706
                                                                 ---------------
                                                                       2,786,922
                                                                 ---------------
METALS & MINING - 0.3%
           550,000  Alcan Inc., 4.50%, 5/15/13                           525,491
           420,000  Alcoa Inc., 5.55%, 2/1/17                            425,879
           680,000  Xstrata Finance Canada Ltd., 5.50%,
                    11/16/11 (Acquired 11/8/06 -
                    11/17/06, Cost $680,512)(6)                          686,120
           290,000  Xstrata Finance Canada Ltd., 5.80%,
                    11/15/16 (Acquired 11/8/06,
                    Cost $289,284)(6)                                    295,853
                                                                 ---------------
                                                                       1,933,343
                                                                 ---------------
MULTI-UTILITIES - 0.4%
           380,000  CenterPoint Energy Resources
                    Corp., 6.25%, 2/1/37                                 391,170
           690,000  Consolidated Edison Co. of New
                    York, Inc., 5.50%, 9/15/16                           702,428
           600,000  Dominion Resources Inc.,
                    4.125%, 2/15/08                                      594,065

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
           440,000  Dominion Resources Inc., 4.75%,
                    12/15/10                                             434,217
           290,000  Dominion Resources Inc., 5.60%,
                    11/15/16                                             293,718
           410,000  Pacific Gas & Electric Co., 6.05%,
                    3/1/34                                               425,263
                                                                 ---------------
                                                                       2,840,861
                                                                 ---------------
MULTILINE RETAIL(2)
           300,000  May Department Stores Co.
                    (The), 3.95%, 7/15/07                                298,040
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 0.6%
           490,000  Anadarko Petroleum Corp.,
                    5.95%, 9/15/16                                       497,641
           140,000  Apache Corp., 5.625%, 1/15/17                        143,184
            77,000  Conoco Inc., 6.95%, 4/15/29                           89,596
           357,000  Devon Financing Corp., ULC,
                    7.875%, 9/30/31                                      437,912
         1,195,000  Enterprise Products Operating L.P.,
                    4.95%, 6/1/10(4)                                   1,189,089
           450,000  Enterprise Products Operating L.P.,
                    6.65%, 10/15/34                                      477,499
         1,080,000  Premcor Refining Group Inc. (The),
                    6.125%, 5/1/11(4)                                  1,117,296
           520,000  XTO Energy Inc., 5.30%, 6/30/15                      513,259
           470,000  XTO Energy Inc., 6.10%, 4/1/36                       471,568
                                                                 ---------------
                                                                       4,937,044
                                                                 ---------------
PHARMACEUTICALS - 0.2%
           740,000  Abbott Laboratories, 5.875%,
                    5/15/16                                              776,350
           350,000  Schering-Plough Corp., 5.55%,
                    12/1/13                                              354,142
                                                                 ---------------
                                                                       1,130,492
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 0.1%
           720,000  ProLogis, 5.625%, 11/15/16                           732,000
                                                                 ---------------
SOFTWARE - 0.1%
           955,000  Oracle Corp., 5.00%, 1/15/11(4)                      955,519
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.3%
         1,160,000  Nextel Communications Inc.,
                    5.95%, 3/15/14(4)                                  1,145,142
           880,000  Vodafone Group plc, 5.625%,
                    2/27/17                                              881,850
           380,000  Vodafone Group plc, 6.15%,
                    2/27/37                                              380,200
                                                                 ---------------
                                                                       2,407,192
                                                                 ---------------
TOTAL CORPORATE BONDS                                                 57,175,735
(Cost $56,683,874)                                               ---------------

COMMERCIAL PAPER(7) - 5.9%
         3,500,000  American Honda Finance, 5.22%,
                    3/6/07(4)                                          3,497,434
         3,500,000  Canadian Imperial Holdings,
                    5.22%, 3/12/07(4)                                  3,494,358
         3,500,000  Cedar Springs Capital Co.,
                    5.23%, 5/4/07 (Acquired 1/9/07,
                    Cost $3,441,526)(4)(6)                             3,466,967

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
         3,000,000  Crown Point Capital Co., 5.26%,
                    3/14/07 (Acquired 2/13/07,
                    Cost $2,987,288)(4)(6)                             2,994,225
         3,500,000  Falcon Asset Security Corp.,
                    5.25%, 3/8/07 (Acquired 2/7/07,
                    Cost $3,485,708)(4)(6)                             3,496,374
         3,500,000  HBOS Treasury Services plc,
                    5.25%, 3/14/07(4)                                  3,493,375
         3,500,000  ING (U.S.) Funding LLC,
                    5.23%, 5/15/07                                     3,461,903
         3,500,000  IXIS, 5.22%, 4/13/07 (Acquired
                    1/3/07, Cost $3,449,250)(4)(6)                     3,478,097
         3,000,000  Legacy Capital LLC, 5.26%,
                    3/12/07 (Acquired 2/13/07,
                    Cost $2,988,165)(4)(6)                             2,995,113
         3,000,000  Old Line Funding Corp., 5.25%,
                    3/21/07 (Acquired 2/13/07,
                    Cost $2,984,250)(4)(6)                             2,991,180
         3,500,000  UBS Finance LLC, 5.22%,
                    6/1/07(4)                                          3,453,321
         3,000,000  Windmill Funding Corp., 5.24%,
                    4/5/07 (LOC: ABN AMRO Bank
                    N.V.) (Acquired 2/13/07,
                    Cost $2,977,730)(6)                                2,984,571
         3,500,000  Yorktown Capital LLC, 5.25%,
                    3/5/07 (Acquired 1/3/07, Cost
                    $3,468,865)(6)                                     3,497,938
                                                                 ---------------
TOTAL COMMERCIAL PAPER                                                43,304,856
(Cost $43,305,893)                                               ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 5.6%
         4,100,000  FHLB, 4.625%, 2/1/08(4)                            4,085,150
         3,685,000  FHLB, 5.125%, 9/29/10(4)                           3,725,940
         4,240,000  FHLMC, 5.00%, 9/16/08(4)                           4,251,923
         9,570,000  FHLMC, 5.75%, 1/15/12(4)                           9,959,126
         5,350,000  FHLMC, 4.75%, 1/19/16(4)                           5,306,617
         3,075,000  FHLMC, 5.30%, 5/12/20(4)                           3,024,610
         1,400,000  FNMA, 4.75%, 8/3/07(4)                             1,397,155
         3,000,000  FNMA, 4.375%, 7/17/13(4)                           2,917,863
         6,560,000  FNMA, 5.80%, 2/9/26(4)                             6,594,250
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                               41,262,634
(Cost $40,786,055)                                               ---------------

ASSET-BACKED SECURITIES(3) - 4.0%
         1,007,058  Accredited Mortgage Loan Trust,
                    Series 2006-1, Class A1, VRN,
                    5.38%, 3/25/07, resets monthly
                    off the 1-month LIBOR plus 0.06%
                    with no caps(4)                                    1,007,766
         1,603,526  Accredited Mortgage Loan Trust,
                    Series 2006-2, Class A1, VRN,
                    5.36%, 3/25/07, resets monthly off
                    the 1-month LIBOR plus 0.04%
                    with no caps(4)                                    1,604,616
           130,346  Ameriquest Mortgage Securities
                    Inc., Series 2006 R1, Class A2A,
                    VRN, 5.40%, 3/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.08% with no caps                              130,436
         1,121,884  Argent Securities Inc., Series 2006
                    M3, Class A2A, VRN, 5.37%,
                    3/25/07, resets monthly off the
                    1-month LIBOR plus 0.05% with
                    no caps(4)                                         1,122,658
           635,522  Centex Home Equity, Series
                    2006 A, Class AV1, VRN, 5.37%,
                    3/25/07, resets monthly off the
                    1-month LIBOR plus 0.05%
                    with no caps                                         635,918
         3,218,459  Capital One Prime Auto Receivables
                    Trust, Series 2004-2, Class A4,
                    VRN, 5.38%, 3/15/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.06% with no caps(4)                         3,221,829
         1,109,043  CNH Equipment Trust, Series
                    2004 A, Class A3A, VRN, 5.39%,
                    3/15/07, resets monthly off the
                    1-month LIBOR plus 0.07%
                    with no caps(4)                                    1,109,866

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
             2,298  Countrywide Asset-Backed
                    Certificates, Series 2005-8, Class
                    2A1, VRN, 5.45%, 3/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.13% with no caps                                2,299
           303,910  Countrywide Asset-Backed
                    Certificates, Series 2006 BC2,
                    Class 2A1, VRN, 5.36%, 3/25/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.04% with no caps                        304,115
         1,140,866  Countrywide Asset-Backed
                    Certificates, Series 2006-6,
                    Class 2A1, VRN, 5.39%, 3/25/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.07% with no caps(4)                   1,141,652
         3,760,396  Countrywide Asset-Backed
                    Certificates, Series 2006-22,
                    Class 2A1, VRN, 5.37%, 3/25/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.05% with no caps(4)                   3,780,981
         1,574,633  Credit-Based Asset Servicing and
                    Securitization, Series 2006 CB3,
                    Class AV1, VRN, 5.38%, 3/25/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.06% with no caps(4)                   1,575,702
         1,877,107  First Franklin Mortgage Loan
                    Asset Backed Certificates, Series
                    2006 FF11, Class 2A1, VRN, 5.36%,
                    3/25/07, resets monthly off the
                    1-month LIBOR plus 0.04% with
                    no caps(4)                                         1,878,279
           633,626  IndyMac Residential Asset Backed
                    Trust, Series 2006 B, Class 2A1,
                    VRN, 5.38%, 3/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.06% with no caps                              634,105
           590,619  Long Beach Mortgage Loan Trust,
                    Series 2006-2, Class 2A1, VRN,
                    5.39%, 3/25/07, resets monthly
                    off the 1-month LIBOR plus 0.07%
                    with no caps                                         591,056
         2,000,965  Long Beach Mortgage Loan Trust,
                    Series 2006-6, Class 2A1, VRN,
                    5.36%, 3/25/07, resets monthly
                    off the 1-month LIBOR plus 0.04%
                    with no caps(4)                                    2,002,345
           132,683  Nomura Home Equity Loan, Inc.,
                    Series 2006 HE1, Class A1, VRN,
                    5.40%, 3/25/07, resets monthly
                    off the 1-month LIBOR plus 0.08%
                    with no caps                                         132,787
           260,288  Nomura Home Equity Loan, Inc.,
                    Series 2006 HE2, Class A1, VRN,
                    5.38%, 3/25/07, resets monthly
                    off the 1-month LIBOR plus 0.06%
                    with no caps                                         260,463
           199,443  NovaStar Home Equity Loan, Series
                    2005-4, Class A2A, VRN, 5.41%,
                    3/25/07, resets monthly off the
                    1-month LIBOR plus 0.09% with
                    a cap of 11.00%                                      199,579
           340,000  Residential Asset Securities Corp.,
                    Series 2004 KS2, Class MI1,
                    4.71%, 3/25/34                                       331,576
         1,399,050  SLC Student Loan Trust, Series
                    2006-2, Class A1, VRN, 5.33%,
                    3/15/07, resets quarterly off the
                    3-month LIBOR minus 0.02%
                    with no caps(4)                                    1,399,863
         1,130,000  SLM Student Loan Trust, Series
                    2006-5, Class A2, VRN, 5.31%,
                    4/25/07, resets quarterly off the
                    3-month LIBOR minus 0.01%
                    with no caps(4)                                    1,130,836
           991,743  SLM Student Loan Trust, Series
                    2006-7, Class A1, VRN, 5.28%,
                    4/25/07, resets quarterly off the
                    3-month LIBOR minus 0.04%
                    with no caps                                         992,023
         3,000,000  SLM Student Loan Trust, Series
                    2006-10, Class A2, VRN, 5.37%,
                    4/25/07, resets quarterly off the
                    3-month LIBOR plus 0.01%
                    with no caps(4)                                    3,002,427
         1,369,395  Soundview Home Equity Loan
                    Trust, Series 2006-3, Class A1,
                    VRN, 5.36%, 3/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.04% with no caps(4)                         1,370,404
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                         29,563,581
(Cost $29,532,749)                                               ---------------

SOVEREIGN GOVERNMENTS & AGENCIES - 1.1%
            28,000  Bundesschatzanweisungen,
                    3.25%, 6/13/08                                     3,674,182
            77,000  Hydro Quebec, 8.40%, 1/15/22                         102,127
         4,000,000  KfW, VRN, 0.33%, 5/8/07, resets
                    quarterly off the JPY LIBOR
                    minus 0.22% with no caps                           3,382,179

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
           900,000  Province of Quebec,
                    5.00%, 7/17/09                                       902,932
                                                                 ---------------
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES                                 8,061,420
(Cost $8,050,802)                                                ---------------

MUNICIPAL SECURITIES - 0.7%
         3,000,000  Gulf Gate Apartments Rev., VRDN,
                    5.40%, 3/1/07
                    (Acquired 9/29/03 - 11/10/03,
                    Cost $3,000,000)(4)(6)                             3,000,000
           800,000  Illinois GO, (Taxable Pension),
                    5.10%, 6/1/33                                        781,264
         1,120,000  Orange County Housing Finance
                    Auth. Rev., Series 2002 B,
                    (Millenia), VRDN, 5.32%, 3/7/07
                    (LOC: Keybank N.A.)(4)                             1,120,000
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                             4,901,264
(Cost $4,920,904)                                                ---------------

TEMPORARY CASH INVESTMENTS - 5.7%
        17,000,000  FHLB Discount Notes, 5.125%,
                    3/7/07(4)(7)                                      16,985,431

Repurchase Agreement, Deutsche Bank Securities,
Inc., (collateralized by various U.S. Treasury
obligations, 2.375%, 4/15/11, valued at
$25,316,192), in a joint trading account at 5.23%,
dated 2/28/07, due 3/1/07 (Delivery value
$24,803,603)(4)                                                       24,800,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                      41,785,431
(Cost $41,785,479)                                               ---------------

TOTAL INVESTMENT SECURITIES - 107.6%                                 786,182,416
                                                                 ---------------
(COST $718,644,225)

OTHER ASSETS AND LIABILITIES - (7.6)%                               (55,834,480)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $  730,347,936
                                                                 ===============

FUTURES CONTRACTS
                                  Expiration     Underlying Face     Unrealized
Contracts Purchased                  Date        Amount at Value     Gain (Loss)
--------------------------------------------------------------------------------
380 U.S. Treasury 2-Year Notes    June 2007        $77,882,188        $236,645
194 U.S. Treasury 5-Year Notes    June 2007         20,554,906         128,782
                                                  ------------------------------
                                                   $98,437,094        $365,427
                                                  ==============================

                                  Expiration     Underlying Face     Unrealized
Contracts Sold                       Date        Amount at Value     Gain (Loss)
--------------------------------------------------------------------------------
100 U.S. Long Bond                June 2007        $11,293,750       $(152,569)
525 U.S. Treasury 10-Year Notes   June 2007         57,011,719        (481,064)
                                                 -------------------------------
                                                   $68,305,469       $(633,633)
                                                 ===============================

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SWAP AGREEMENTS
Notional                                                                      Unrealized
Amount                   Description of Agreement         Expiration Date     Gain (Loss)
-----------------------------------------------------------------------------------------
CREDIT DEFAULT
-----------------------------------------------------------------------------------------
   $ 5,620,000  Pay quarterly a fixed rate equal to        December 2010       $(48,002)
                0.45% multiplied by the notional
                amount and receive from Deutsche
                Bank AG upon each default event
                of one of the issues of Dow Jones
                CDX N.A. Investment Grade 5, par
                value of the proportional notional
                amount.
     4,750,000  Pay quarterly a fixed rate equal to        December 2010        (59,560)
                0.85% multiplied by the notional
                amount and receive from Barclays
                Capital, Inc. upon each default
                event of one of the issues of Dow
                Jones CDX N.A. Investment Grade
                High Volume 5, par value of the
                proportional notional amount.
    11,000,000  Pay quarterly a fixed rate equal to          June 2011          (55,632)
                0.40% multiplied by the notional
                amount and receive from Barclays
                Capital, Inc. upon each default
                event of one of the issues of Dow
                Jones CDX N.A. Investment Grade
                6, par value of the proportional
                notional amount.
    10,800,000  Pay quarterly a fixed rate equal to        December 2011        (38,545)
                0.40% multiplied by the notional
                amount and receive from Barclays
                Capital, Inc. upon each default
                event of one of the issues of Dow
                Jones CDX N.A. Investment Grade
                7, par value of the proportional
                notional amount.
     1,450,000  Pay quarterly a fixed rate equal to         March 2012            2,685
                0.46% multiplied by the notional
                amount and receive from Barclays
                Capital, Inc. upon each default
                event of Centex Corp., par value of
                the proportional notional amount.
     1,450,000  Pay quarterly a fixed rate equal to         March 2012            7,167
                0.48% multiplied by the notional
                amount and receive from Barclays
                Capital, Inc. upon each default
                event of Pulte Homes Inc., par
                value of the proportional
                notional amount.
     1,960,000  Pay quarterly a fixed rate equal to         March 2012            1,740
                0.55% multiplied by the notional
                amount and receive from Deutsche
                Bank Securities Inc. upon each
                default event of Lennar Corp., par
                value of the proportional
                notional amount.
     3,200,000  Pay quarterly a fixed rate equal to         March 2017           (5,475)
                0.12% multiplied by the notional
                amount and receive from Barclays
                Capital, Inc. upon each default
                event of Pfizer Inc., par value of
                the proportional notional amount.
-----------------------------------------------------------------------------------------
INTEREST RATE
-----------------------------------------------------------------------------------------
     3,596,000  Receive semiannually a fixed rate          November 2030         274,977
                equal to 5.6965% and pay
                quarterly a variable rate based on
                the 3-month LIBOR with Barclays
                                                          -------------------------------
                                                                                $ 79,355
                                                          ===============================

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
CDX = Credit Derivative Indexes
CVA = Certificaten Van Aandelen
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
GO = General Obligation
JPY = Japanese Yen
LB-UBS = Lehman Brothers Inc. - UBS AG
LIBOR = London Interbank Offered Rate
LOC = Letter of Credit
MASTR = Mortgage Asset Securitization Transactions, Inc.
MSCI = Morgan Stanley Capital International
ORD = Foreign Ordinary Share
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
STRIPS = Separate Trading of Registered Interest and Principal of Securities
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective February 28, 2007.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective February 28, 2007.
(1) Non-income producing.
(2) Industry is less than 0.05% of total net assets.
(3) Final maturity indicated, unless otherwise noted.
(4) Security, or a portion thereof, has been segregated for forward commitments, futures contracts and/or swap agreements.
(5) Forward commitment.
(6) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at February 28, 2007, was
    $43,806,181, which represented 6.0% of total net assets.
(7) The rate indicated is the yield to maturity at purchase.

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of February 28, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $  723,742,757
                                                                 ===============
Gross tax appreciation of investments                             $   66,131,233
Gross tax depreciation of investments                                (3,691,574)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                $   62,439,659
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
STRATEGIC ALLOCATION: MODERATE FUND
FEBRUARY 28, 2007
[american century investments logo and text logo]

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 62.3%
AEROSPACE & DEFENSE - 1.6%
           186,174  BE Aerospace, Inc.(1)                          $   5,620,593
            56,446  Boeing Co.                                         4,926,042
            47,050  Finmeccanica SpA ORD                               1,389,623
            21,200  Honeywell International Inc.                         984,528
            62,108  Lockheed Martin Corp.                              6,041,866
            35,700  Northrop Grumman Corp.                             2,565,045
            82,800  Precision Castparts Corp.                          7,532,316
            26,001  Spirit Aerosystems Holdings
                    Inc. Cl A(1)                                         767,290
            49,800  United Technologies Corp.                          3,268,374
                                                                 ---------------
                                                                      33,095,677
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.2%
             3,009  FedEx Corporation                                    343,568
            52,772  United Parcel Service, Inc. Cl B                   3,704,066
                                                                 ---------------
                                                                       4,047,634
                                                                 ---------------
AIRLINES - 0.4%
         1,408,000  Air China Ltd. ORD                                 1,054,263
         1,723,000  AirAsia Bhd ORD(1)                                   801,739
            42,600  Continental Airlines Inc. Cl B(1)                  1,686,960
            15,800  Korean Air Lines Co., Ltd. ORD                       560,694
             4,319  Lan Airlines SA ADR                                  294,469
            37,500  Ryanair Holdings plc ADR(1)                        1,681,875
            93,502  Southwest Airlines Co.                             1,414,685
           174,084  Turk Hava Yollari Anonim
                    Ortakligi ORD(1)                                     924,013
                                                                 ---------------
                                                                       8,418,698
                                                                 ---------------
AUTO COMPONENTS - 0.1%
            43,720  Halla Climate Control ORD(1)                         475,419
            70,567  Nokian Renkaat Oyj ORD                             1,723,624
                                                                 ---------------
                                                                       2,199,043
                                                                 ---------------
AUTOMOBILES - 0.3%
            23,640  DaimlerChrysler AG ORD                             1,608,067
         2,486,000  Dongfeng Motor Group Co.
                    Ltd. Cl H ORD(1)                                   1,460,509
           108,000  Isuzu Motors Ltd. ORD                                560,328
            89,800  Proton Holdings Bhd ORD(1)                           184,573
           367,500  PT Astra International Tbk ORD                       565,447
            40,500  Toyota Motor Corp. ORD                             2,744,603
                                                                 ---------------
                                                                       7,123,527
                                                                 ---------------
BEVERAGES - 1.1%
            59,300  Anheuser-Busch Companies, Inc.                     2,910,444
           168,739  Coca-Cola Company (The)                            7,876,736
           107,500  Coca-Cola Enterprises Inc.                         2,159,675
           126,352  Compania Cervecerias
                    Unidas SA ORD                                        735,599
            83,100  Pepsi Bottling Group Inc.                          2,576,100

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            84,900  PepsiCo, Inc.                                      5,361,435
             4,940  Pernod-Ricard SA ORD                               1,019,607
            60,090  SABMiller plc ORD                                  1,330,958
                                                                 ---------------
                                                                      23,970,554
                                                                 ---------------
BIOTECHNOLOGY - 0.8%
             5,440  Actelion Ltd. ORD(1)                               1,187,997
           141,816  Amgen Inc.(1)                                      9,113,097
            26,828  Biogen Idec Inc.(1)                                1,212,357
             2,942  Celgene Corp.(1)                                     156,809
            18,300  Cephalon, Inc.(1)                                  1,300,764
            24,930  CSL Ltd. ORD                                       1,525,131
            15,400  Digene Corp.(1)                                      728,112
            17,500  Genentech, Inc.(1)                                 1,476,475
                                                                 ---------------
                                                                      16,700,742
                                                                 ---------------
BUILDING PRODUCTS - 0.1%
             5,020  KCC Corp. ORD                                      1,358,052
             9,800  Masco Corp.                                          292,530
                                                                 ---------------
                                                                       1,650,582
                                                                 ---------------
CAPITAL MARKETS - 2.6%
            52,500  Ameriprise Financial Inc.                          3,069,150
            48,700  Bank of New York Co., Inc. (The)                   1,978,194
             9,400  Bear Stearns Companies Inc. (The)                  1,431,056
            35,280  Credit Suisse Group ORD                            2,447,486
           210,601  Egyptian Financial Group - Hermes
                    Holding SAE ORD(1)                                 1,353,467
            48,572  Goldman Sachs Group, Inc. (The)                    9,792,115
            16,860  Julius Baer Holding AG ORD                         2,133,021
            33,163  Lehman Brothers Holdings Inc.                      2,430,848
           232,380  Man Group plc ORD                                  2,505,095
            64,448  Mellon Financial Corp.                             2,798,977
            58,270  Merrill Lynch & Co., Inc.                          4,876,034
           135,119  Morgan Stanley                                    10,123,114
            20,100  Nuveen Investments Inc. Cl A                         978,669
             1,300  SBI Holdings Inc. ORD                                555,833
            74,300  Schwab (Charles) Corp.                             1,373,064
            52,400  SEI Investments Co.                                3,167,580
            41,664  UBS AG ORD                                         2,471,347
                                                                 ---------------
                                                                      53,485,050
                                                                 ---------------
CHEMICALS - 1.2%
            21,100  Agrium Inc.                                          811,295
            10,296  Albemarle Corp.                                      842,728
            13,060  BASF AG ORD                                        1,327,994
            36,949  Celanese Corp., Series A                           1,056,002
            40,500  du Pont (E.I.) de Nemours & Co.                    2,055,375
            23,007  H.B. Fuller Company                                  574,485
            15,010  Linde AG ORD                                       1,529,456
            26,005  Lyondell Chemical Co.                                828,519
           149,150  Makhteshim-Agan
                    Industries Ltd. ORD                                  892,565

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            24,244  Minerals Technologies Inc.                         1,500,461
            67,866  Monsanto Co.                                       3,575,860
            34,400  PPG Industries, Inc.                               2,279,000
            29,200  Shin-Etsu Chemical Co., Ltd. ORD                   1,830,783
            13,140  Syngenta AG ORD                                    2,322,599
            50,400  Terra Industries Inc.(1)                             879,480
             8,390  Umicore ORD                                        1,436,166
            49,290  Yara International ASA ORD                         1,364,244
                                                                 ---------------
                                                                      25,107,012
                                                                 ---------------
COMMERCIAL BANKS - 3.3%
           100,418  Anglo Irish Bank Corp. plc ORD                     2,139,176
            26,254  Banco Macro Bansud SA ADR                            883,447
            78,850  Banco Popolare di Verona e
                    Novara Scrl ORD                                    2,389,166
           194,000  Bank of Yokohama Ltd. (The) ORD                    1,586,818
           223,303  Barclays plc ORD                                   3,244,736
            31,500  BB&T Corporation                                   1,338,120
           753,500  China Merchants Bank Co.
                    Ltd. Cl H ORD(1)                                   1,531,526
           749,040  Chinatrust Financial Holding
                    Co. ORD                                              595,915
            28,554  Erste Bank der Oesterreichischen
                    Sparkassen AG ORD                                  2,121,794
            50,500  Fifth Third Bancorp                                2,034,140
           230,448  Grupo Financiero Banorte, SAB
                    de CV ORD                                            892,814
            18,230  KBC Groupe ORD                                     2,218,169
             2,250  KeyCorp                                               84,915
             7,897  Komercni Banka AS ORD                              1,293,559
            18,900  Marshall & Ilsley Corp.                              898,317
               160  Mitsubishi UFJ Financial
                    Group, Inc. ORD                                    1,973,890
            74,240  National Australia Bank Ltd. ORD                   2,360,656
            62,880  National Bank of Greece SA ORD                     3,253,107
            39,672  National City Corp.                                1,501,585
            19,500  PNC Financial Services Group                       1,429,545
         3,562,000  PT Bank Mandiri Tbk ORD                              906,932
         7,735,000  PT Bank Niaga Tbk ORD                                652,242
             8,577  Raiffeisen International Bank
                    Holding AG ORD                                     1,154,158
            63,966  Royal Bank of Scotland
                    Group plc ORD                                      2,523,377
            28,455  Shinhan Financial Group
                    Co., Ltd. ORD                                      1,602,971
            11,768  Societe Generale ORD                               1,982,789
            20,200  SunTrust Banks, Inc.                               1,703,062
            55,670  Swedbank AB A Shares ORD                           1,911,597
           407,689  Turkiye Garanti Bankasi AS ORD                     1,558,047
           116,040  U.S. Bancorp                                       4,137,986
            83,000  United Overseas Bank Ltd. ORD                      1,118,723
            60,400  Wachovia Corp.                                     3,344,348
           374,501  Wells Fargo & Co.                                 12,995,185
             5,200  Zions Bancorporation                                 443,976
                                                                 ---------------
                                                                      69,806,788
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.7%
            17,860  Adecco SA ORD                                      1,192,084
            43,331  American Banknote SA ORD                             391,785
           136,644  Capita Group plc ORD                               1,735,993
            22,500  Corrections Corp. of America(1)                    1,178,100
            77,920  Experian Group Ltd. ORD                              911,137
            25,424  Manpower Inc.                                      1,889,003
            40,800  R.R. Donnelley & Sons Company                      1,476,144

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            39,400  Republic Services, Inc. Cl A                       1,657,558
           140,975  Waste Management, Inc.                             4,800,199
                                                                 ---------------
                                                                      15,232,003
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.9%
           415,156  Cisco Systems Inc.(1)                             10,769,146
            41,900  Corning Inc.(1)                                      864,397
           128,000  Gemtek Technology Corp. ORD                          308,994
            77,300  Juniper Networks, Inc.(1)                          1,461,743
            27,700  Motorola, Inc.                                       513,004
             5,700  Research In Motion Ltd.(1)                           801,477
           408,510  Telefonaktiebolaget LM
                    Ericsson Cl B ORD                                  1,455,236
           162,000  Vtech Holdings Ltd. ORD                            1,054,378
           691,532  Wistron NeWeb Corp. ORD                            1,995,726
                                                                 ---------------
                                                                      19,224,101
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.6%
            69,500  Apple Inc.(1)                                      5,880,396
           869,000  Asustek Computer Inc. ORD                          2,266,082
            59,741  Brocade Communications
                    System(1)                                            538,266
            87,000  Dell Inc.(1)                                       1,987,950
             4,876  Diebold, Inc.                                        230,976
           387,817  Hewlett-Packard Co.                               15,272,234
            57,332  Lexmark International, Inc. Cl A(1)                3,472,026
           968,000  Lite-On Technology Corp. ORD                       1,391,971
            53,500  Network Appliance, Inc.(1)                         2,068,845
           705,000  Wistron Corp. ORD                                    969,027
                                                                 ---------------
                                                                      34,077,773
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 0.5%
            84,830  Chicago Bridge & Iron
                    Company New York Shares                            2,521,996
            67,210  Foster Wheeler Ltd.(1)                             3,715,368
            17,730  Hochtief AG ORD                                    1,544,101
            88,982  Quanta Services, Inc.(1)                           2,063,493
                                                                 ---------------
                                                                       9,844,958
                                                                 ---------------
CONSTRUCTION MATERIALS - 0.3%
           840,410  Asia Cement Corp. ORD                                850,430
           281,000  Corporacion Moctezuma,
                    SA de CV ORD                                         754,271
            27,280  Holcim Ltd. ORD                                    2,712,210
            17,512  Pretoria Portland Cement
                    Co. Ltd. ORD                                       1,017,133
                                                                 ---------------
                                                                       5,334,044
                                                                 ---------------
CONSUMER FINANCE - 0.4%
            62,459  American Express Co.                               3,552,043
            47,150  AmeriCredit Corp.(1)                               1,151,403

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            11,930  ORIX Corp. ORD                                     3,286,307
                                                                 ---------------
                                                                       7,989,753
                                                                 ---------------
CONTAINERS & PACKAGING - 0.1%
            27,400  Bemis Co., Inc.                                      907,762
            28,667  Rock-Tenn Co. Cl A                                   930,817
                                                                 ---------------
                                                                       1,838,579
                                                                 ---------------
DISTRIBUTORS - 0.1%
             6,600  Genuine Parts Company                                321,420
           487,400  Li & Fung Ltd. ORD                                 1,547,133
                                                                 ---------------
                                                                       1,868,553
                                                                 ---------------
DIVERSIFIED - 0.4%
           192,040  iShares MSCI Japan Index Fund                      2,832,590
             5,700  iShares Russell 1000 Growth
                    Index Fund                                           316,293
            33,400  Standard and Poor's 500
                    Depositary Receipt                                 4,707,730
                                                                 ---------------
                                                                       7,856,613
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES(2)
            47,800  H & R Block, Inc.                                  1,041,084
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 3.5%
           444,143  Bank of America Corp.                             22,593,555
           426,481  Citigroup Inc.                                    21,494,642
             9,320  Deutsche Boerse AG ORD                             1,866,535
            68,893  ING Groep N.V. CVA                                 2,941,597
            10,000  IntercontinentalExchange Inc.(1)                   1,508,500
           364,264  JPMorgan Chase & Co.                              17,994,642
            67,393  McGraw-Hill Companies, Inc. (The)                  4,354,262
                                                                 ---------------
                                                                      72,753,733
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 1.5%
           404,408  AT&T Inc.                                         14,882,213
           358,502  Axtel, SAB de CV ORD(1)                            1,379,304
            25,600  BCE Inc. ORD                                         671,813
           166,488  BT Group plc ORD                                     966,854
             1,831  CenturyTel Inc.                                       81,937
            16,154  Commonwealth Telephone
                    Enterprises, Inc.                                    690,099
           233,710  COMSTAR - United
                    TeleSystems GDR                                    2,094,042
            17,030  Hellenic Telecommunications
                    Organization SA ORD(1)                               461,932
            79,500  LG Dacom Corp. ORD                                 1,682,607
           307,500  PT Telekomunikasi Indonesia
                    Tbk ORD                                              299,704
            71,470  Telenor ASA ORD                                    1,322,645
           110,998  Telkom SA Ltd. ORD                                 2,496,815

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
           142,384  Verizon Communications Inc.                        5,329,433
                                                                 ---------------
                                                                      32,359,398
                                                                 ---------------
ELECTRIC UTILITIES - 0.5%
            17,700  Allegheny Energy, Inc.(1)                            836,148
            29,240  CEZ AS ORD(1)                                      1,175,822
             8,800  Duke Energy Corp.                                    173,272
            71,799  Equatorial Energia SA ORD(1)                         635,321
            49,000  Exelon Corporation                                 3,230,569
            70,200  PPL Corporation                                    2,669,004
         2,224,564  Unified Energy System ORD                          2,613,863
                                                                 ---------------
                                                                      11,333,999
                                                                 ---------------
ELECTRICAL EQUIPMENT - 1.2%
           164,540  ABB Ltd. ORD                                       2,762,483
            40,519  Acuity Brands Inc.                                 2,244,753
             9,800  Alstom ORD(1)                                      1,184,524
            33,600  Cooper Industries, Ltd. Cl A                       3,082,464
           114,657  Emerson Electric Co.                               4,940,570
            15,200  General Cable Corp.(1)                               759,240
            34,592  Hubbell Inc. Cl B                                  1,670,794
            89,000  Matsushita Electric
                    Works, Ltd. ORD                                    1,013,748
           297,000  Mitsubishi Electric Corp. ORD                      2,973,890
            13,120  Q-Cells AG ORD(1)                                    782,229
            35,145  Roper Industries Inc.                              1,866,902
            34,920  Vestas Wind Systems AS ORD(1)                      1,630,183
                                                                 ---------------
                                                                      24,911,780
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.2%
            12,492  Daktronics Inc.                                      333,162
           525,600  Hon Hai Precision
                    Industry Co., Ltd. ORD                             3,585,428
           261,500  Kingboard Laminates
                    Holding Ltd.(1)                                      277,805
            11,600  Murata Manufacturing
                    Co. Ltd. ORD                                         840,999
                                                                 ---------------
                                                                       5,037,394
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.8%
            57,500  Acergy SA ORD(1)                                   1,085,206
            34,788  Aker Kvaerner ASA ORD                              4,038,620
            34,300  Cameron International Corp.(1)                     1,944,467
            54,722  CAT Oil AG ORD(1)                                  1,506,033
            15,078  Core Laboratories N.V.(1)                          1,189,353
            33,081  Halliburton Co.                                    1,021,541
             7,500  National Oilwell Varco, Inc.(1)                      522,300
            42,131  OAO TMK GDR(1)                                     1,390,323
            52,864  Saipem SpA ORD                                     1,427,618
            15,000  Schlumberger Ltd.                                    942,000
            34,500  TETRA Technologies, Inc.(1)                          766,935
                                                                 ---------------
                                                                      15,834,396
                                                                 ---------------

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING - 1.2%
           445,332  Cencosud SA ORD                                    1,494,486
           194,548  Kroger Co. (The)                                   4,994,047
            14,400  LAWSON Inc. ORD                                      552,419
           291,322  Organizacion Soriana, SAB de
                    CV Cl B ORD                                          831,764
            23,200  Safeway Inc.                                         802,024
             2,310  Shinsegae Co. Ltd. ORD                             1,328,262
           398,704  Tesco plc ORD                                      3,382,107
           181,506  Wal-Mart Stores, Inc.                              8,766,739
           676,000  Wumart Stores Inc. Cl H ORD                          595,286
            47,603  X5 Retail Group N.V. GDR(1)                        1,342,881
                                                                 ---------------
                                                                      24,090,015
                                                                 ---------------
FOOD PRODUCTS - 1.6%
             9,900  Bunge Ltd.                                           785,664
           134,684  Campbell Soup Co.                                  5,499,147
           830,000  China Yurun Food Group Ltd.                          869,004
             2,900  CJ Corp. ORD                                         300,276
           149,252  ConAgra Foods, Inc.                                3,765,628
            80,784  General Mills, Inc.                                4,552,986
            27,220  Groupe Danone ORD                                  4,312,213
           185,146  Gruma, SA de CV Series B ORD                         583,947
            44,900  H.J. Heinz Co.                                     2,059,563
            22,500  Kellogg Co.                                        1,123,200
            91,900  Kraft Foods Inc. Cl A                              2,933,448
           391,500  Kuala Lumpur Kepong Bhd ORD                        1,173,494
           219,000  PT Astra Agro Lestari Tbk ORD                        300,986
            39,370  Royal Numico N.V. ORD                              2,029,521
                95  Seaboard Corp.                                       204,250
           131,000  Unilever N.V. New York Shares                      3,402,070
                                                                 ---------------
                                                                      33,895,397
                                                                 ---------------
GAS UTILITIES(2)
            23,000  WGL Holdings Inc.                                    724,960
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.0%
            38,394  Baxter International, Inc.                         1,920,084
            17,212  Beckman Coulter, Inc.                              1,104,322
            92,567  Becton Dickinson & Co.                             7,034,166
            17,500  Cytyc Corp.(1)                                       530,250
            28,800  DENTSPLY International Inc.                          908,352
            11,600  DJO Inc.(1)                                          454,488
             5,140  Essilor International SA Cie
                    Generale D'Optique ORD                               586,517
             4,400  Idexx Laboratories, Inc.(1)                          379,192
            34,200  Medtronic, Inc.                                    1,722,312
            13,421  Mettler-Toledo International, Inc.(1)              1,159,038
            59,100  Symmetry Medical Inc.(1)                             881,181
            10,250  Synthes Inc.                                       1,284,143
            22,918  Zimmer Holdings Inc.(1)                            1,932,675
                                                                 ---------------
                                                                      19,896,720
                                                                 ---------------

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES - 1.4%
            63,375  AMERIGROUP Corporation(1)                          2,096,445
            12,801  Apria Healthcare Group Inc.(1)                       407,712
            15,200  Express Scripts, Inc.(1)                           1,146,232
            15,810  Fresenius Medical Care AG &
                    Co. KGaA ORD                                       2,238,333
            87,224  Humana Inc.(1)                                     5,219,484
            41,300  Laboratory Corp. of
                    America Holdings(1)                                3,293,675
            86,268  McKesson Corp.                                     4,810,304
            22,900  Medco Health Solutions Inc.(1)                     1,548,269
            16,787  Medial Saude SA ORD(1)                               169,886
           468,030  Network Healthcare
                    Holdings Ltd. ORD                                    910,702
            12,000  Quest Diagnostics Inc.                               612,240
            30,647  UnitedHealth Group Incorporated                    1,599,773
             6,900  Universal Health Services, Inc. Cl B                 399,234
            11,900  VCA Antech Inc.(1)                                   436,849
            55,481  WellCare Health Plans Inc.(1)                      4,555,545
                                                                 ---------------
                                                                      29,444,683
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.2%
            29,100  Accor SA ORD                                       2,569,350
            15,438  Chipotle Mexican Grill Inc. Cl B(1)                  860,360
            47,310  Choice Hotels International Inc.                   1,773,652
           296,000  FU JI Food and Catering Services
                    Holdings Ltd. ORD                                    897,905
            40,800  Hilton Hotels Corporation                          1,440,240
            18,765  Home Inns & Hotels
                    Management Inc. ADR(1)                               792,821
            37,100  International Game Technology                      1,530,375
            16,002  International Speedway Corp.                         851,306
            49,600  Las Vegas Sands Corp.(1)                           4,279,489
            71,337  McDonald's Corporation                             3,118,854
            42,800  OSI Restaurant Partners, Inc.                      1,712,000
             1,935  Shreveport Gaming Holdings Inc.(1)                    34,404
            34,700  Speedway Motorsports Inc.                          1,296,739
            41,800  Starbucks Corporation(1)                           1,291,620
               126  Trump Entertainment
                    Resorts, Inc.(1)                                       2,216
            47,100  Wendy's International, Inc.                        1,511,439
            31,508  WMS Industries Inc.(1)                             1,179,344
                                                                 ---------------
                                                                      25,142,114
                                                                 ---------------
HOUSEHOLD DURABLES - 0.7%
           221,929  Corporacion GEO, SAB de CV
                    Series B ORD(1)                                    1,201,350
            11,900  Daito Trust Construction
                    Co., Ltd. ORD                                        577,177
            69,603  Gafisa SA ORD                                      1,012,169
            14,460  Koninklijke Philips
                    Electronics N.V. ORD                                 531,316
           103,327  LPS Brasil - Consultoria de
                    Imoveis SA ORD(1)                                  1,070,007
            15,000  Makita Corp. ORD                                     551,354
            21,600  Mohawk Industries Inc.(1)                          1,890,432
           154,400  Newell Rubbermaid Inc.                             4,727,728
            21,700  Sony Corp. ORD                                     1,131,345
            30,300  Tempur-Pedic International Inc.                      754,167
           176,110  Urbi Desarrollos Urbanos,
                    SA de CV ORD(1)                                      693,325
             2,400  Whirlpool Corp.                                      211,704
                                                                 ---------------
                                                                      14,352,074
                                                                 ---------------

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS - 0.4%
             8,000  Clorox Company                                       506,880
            38,519  Colgate-Palmolive Co.                              2,594,640
            29,900  Kimberly-Clark Corp.                               2,036,489
            21,000  Procter & Gamble Co. (The)                         1,333,290
            46,006  Reckitt Benckiser plc ORD                          2,316,250
                                                                 ---------------
                                                                       8,787,549
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 0.6%
           176,049  AES Corp. (The)(1)                                 3,753,365
           184,570  International Power plc ORD                        1,322,839
         6,828,199  PNOC Energy Development
                    Corp. ORD(1)                                         815,307
           133,900  Tanjong plc                                          550,431
           102,429  TXU Corp.                                          6,775,678
                                                                 ---------------
                                                                      13,217,620
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 1.2%
             5,500  3M Co.                                               407,440
            50,607  Barloworld Ltd. ORD                                1,210,998
           373,600  General Electric Co.                              13,046,112
           128,000  Keppel Corp. Ltd. ORD                              1,515,883
           106,565  McDermott International, Inc.(1)                   5,136,433
            67,709  Murray & Roberts
                    Holdings Ltd. ORD                                    500,835
            14,500  Siemens AG ORD                                     1,530,058
            82,500  Tyco International Ltd.                            2,543,475
                                                                 ---------------
                                                                      25,891,234
                                                                 ---------------
INSURANCE - 2.6%
             9,370  Allianz SE ORD                                     2,018,133
            53,100  Allstate Corp.                                     3,189,186
            35,300  Ambac Financial Group, Inc.                        3,093,692
            96,020  American Financial Group, Inc.                     3,360,700
            86,200  American International Group, Inc.                 5,784,020
            43,607  Arch Capital Group Ltd.(1)                         2,812,215
            29,464  Aspen Insurance Holdings Ltd.                        780,796
            77,653  AXA SA ORD                                         3,304,330
            93,421  Axis Capital Holdings Limited                      3,158,564
            49,901  Berkley (W.R.) Corp.                               1,626,773
                 6  Berkshire Hathaway Inc. Cl A(1)                      637,140
            21,600  Chubb Corp.                                        1,102,680
            93,538  Endurance Specialty Holdings Ltd.                  3,316,857
            31,600  Genworth Financial Inc. Cl A                       1,117,692
            30,400  Hartford Financial Services
                    Group Inc. (The)                                   2,874,624
           114,700  LIG Non-Life Insurance Co.,
                    Ltd. ORD                                           1,971,292
            43,100  Loews Corp.                                        1,872,264
            82,600  Marsh & McLennan
                    Companies, Inc.                                    2,430,092
             1,091  PartnerRe Ltd.                                        75,803
             7,310  Philadelphia Consolidated
                    Holding Co.(1)                                       335,602
           111,430  Prudential plc ORD                                 1,473,645
            90,333  QBE Insurance Group
                    Limited ORD                                        2,277,403
           626,236  Shin Kong Financial Holding
                    Co. Ltd. ORD                                         618,716
            20,700  Torchmark Corp.                                    1,323,144

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            54,700  Travelers Companies, Inc. (The)                    2,776,572
                                                                 ---------------
                                                                      53,331,935
                                                                 ---------------
INTERNET & CATALOG RETAIL(2)
             8,036  Priceline.com Inc.(1)                                421,167
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 0.5%
            28,289  Akamai Technologies, Inc.(1)                       1,458,864
            21,600  Digital River Inc.(1)                              1,196,424
            40,400  eBay Inc.(1)                                       1,295,224
            19,000  Equinix Inc.(1)                                    1,570,730
             7,100  Google Inc. Cl A(1)                                3,191,095
            17,700  SAVVIS Inc.(1)                                       760,569
                                                                 ---------------
                                                                       9,472,906
                                                                 ---------------
IT SERVICES - 1.8%
           190,593  Accenture Ltd. Cl A                                6,804,170
            85,205  Acxiom Corp.                                       1,819,979
            57,400  Alliance Data Systems Corp.(1)                     3,429,650
            17,100  Cognizant Technology Solutions
                    Corporation Cl A(1)                                1,542,420
             2,961  Electronic Data Systems Corp.                         82,967
            22,600  Fiserv, Inc.(1)                                    1,196,896
            36,600  Gartner, Inc.(1)                                     774,456
            27,200  Infosys Technologies Ltd. ORD                      1,282,176
           140,414  International Business
                    Machines Corp.                                    13,059,906
           109,458  Tata Consultancy
                    Services Ltd. ORD                                  2,950,450
            12,679  Total System Services Inc.                           395,838
           137,700  Western Union Co. (The)                            2,983,959
             8,922  WNS Holdings Ltd. ADR(1)                             287,021
                                                                 ---------------
                                                                      36,609,888
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.4%
            23,409  Eastman Kodak Co.                                    559,007
           178,753  Hasbro, Inc.                                       5,056,922
            68,076  Mattel, Inc.                                       1,770,657
                                                                 ---------------
                                                                       7,386,586
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 0.6%
            93,182  Applera Corporation - Applied
                    Biosystems Group                                   2,877,460
           181,700  Thermo Fisher Scientific Inc.(1)                   8,225,559
            14,100  Waters Corp.(1)                                      765,066
                                                                 ---------------
                                                                      11,868,085
                                                                 ---------------
MACHINERY - 1.3%
           138,200  AGCO Corp.(1)                                      5,009,750
             7,900  Caterpillar Inc.                                     508,918
            31,488  Cummins Inc.                                       4,240,804
            22,400  Deere & Co.                                        2,428,608

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            29,200  Dover Corp.                                        1,395,468
            14,100  Fanuc Ltd. ORD                                     1,260,535
            45,000  Ingersoll-Rand Company Cl A                        1,948,950
            49,500  JTEKT Corp. ORD                                      874,181
            35,290  Kone Oyj ORD                                       2,019,981
            71,500  Lupatech SA ORD(1)                                 1,097,669
            26,000  Manitowoc Co., Inc. (The)                          1,526,200
            22,640  Metso Oyj ORD                                      1,123,654
            16,800  Parker-Hannifin Corp.                              1,384,152
           176,000  Sumitomo Heavy
                    Industries Ltd. ORD                                1,805,433
            12,800  Terex Corp.(1)                                       842,752
            12,471  Valmont Industries, Inc.                             707,355
                                                                 ---------------
                                                                      28,174,410
                                                                 ---------------
MARINE - 0.1%
            21,170  American Commercial
                    Lines Inc.(1)                                        764,872
            70,000  Nippon Yusen Kabushiki
                    Kaisha ORD                                           553,044
           988,000  U-Ming Marine Transport
                    Corp. ORD(1)                                       1,453,774
                                                                 ---------------
                                                                       2,771,690
                                                                 ---------------
MEDIA - 1.3%
            54,123  Agora SA ORD                                         743,548
            63,520  British Sky Broadcasting
                    Group plc ORD                                        694,734
            96,020  Daily Mail and General Trust
                    plc A Shares ORD                                   1,459,337
           196,213  DIRECTV Group, Inc. (The)(1)                       4,426,565
            41,300  Gannett Co., Inc.                                  2,530,038
           242,900  Interpublic Group of
                    Companies, Inc.(1)                                 3,058,111
            27,200  Lamar Advertising Co. Cl A(1)                      1,742,160
            25,900  Liberty Global, Inc. Series A(1)                     745,661
             5,996  Omnicom Group Inc.                                   621,246
            43,960  Pearson plc ORD                                      681,927
           183,000  Time Warner Inc.                                   3,724,050
            41,400  Viacom Inc. Cl B(1)                                1,616,256
           145,850  Walt Disney Co. (The)                              4,996,821
                                                                 ---------------
                                                                      27,040,454
                                                                 ---------------
METALS & MINING - 0.9%
            26,300  Allegheny Technologies Inc.                        2,694,435
            18,965  Anglo American plc ORD                               900,368
           105,679  BHP Billiton Ltd. ORD                              2,258,822
           966,975  China Steel Corp. ORD                              1,059,656
            30,867  Freeport-McMoRan Copper
                    & Gold, Inc. Cl B                                  1,772,074
            49,694  JSW Steel Ltd. ORD                                   529,344
            39,636  Kumba Iron Ore Ltd. ORD(1)                           697,403
            17,900  Newmont Mining Corporation                           806,753
           229,000  Nippon Steel Corp. ORD                             1,557,691
            22,210  Nucor Corp.                                        1,351,923
            19,389  Phelps Dodge Corp.                                 2,421,880
             4,289  POSCO ORD                                          1,606,214
            24,350  Rio Tinto Ltd. ORD                                 1,450,322

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
             4,119  United States Steel Corp.                            365,026
                                                                 ---------------
                                                                      19,471,911
                                                                 ---------------
MULTI-UTILITIES - 0.4%
            30,206  Ameren Corp.                                       1,577,659
             2,100  Dominion Resources Inc.                              179,613
            52,400  NiSource Inc.                                      1,246,596
            69,300  Puget Energy, Inc.                                 1,709,631
            31,560  Veolia Environnement ORD                           2,226,570
            18,400  Wisconsin Energy Corp.                               882,280
                                                                 ---------------
                                                                       7,822,349
                                                                 ---------------
MULTILINE RETAIL - 1.5%
           257,355  Big Lots, Inc.(1)                                  6,441,596
            35,350  Daiei Inc. (The) ORD(1)                              484,795
           168,600  Dollar General Corp.                               2,845,968
            16,563  Dollar Tree Stores Inc.(1)                           564,964
            51,254  Dufry South America Ltd. BDR(1)                      810,989
            39,947  Federated Department Stores, Inc.                  1,784,033
           708,000  Golden Eagle Retail Group Ltd.                       535,564
            58,380  KarstadtQuelle AG ORD(1)                           2,028,467
            75,266  Kohl's Corp.(1)                                    5,192,601
           258,882  La Polar SA ORD                                    1,459,166
           151,995  Lojas Renner SA ORD                                2,139,454
           119,385  Marks & Spencer Group plc ORD                      1,582,365
           292,000  Parkson Retail Group Ltd. ORD                      1,764,068
            11,490  PPR SA ORD                                         1,728,580
           405,381  Ripley Corp. SA ORD(1)                               533,643
            22,400  Target Corp.                                       1,378,272
                                                                 ---------------
                                                                      31,274,525
                                                                 ---------------
OFFICE ELECTRONICS - 0.2%
            34,600  Canon, Inc. ORD                                    1,891,605
            78,900  Xerox Corp.(1)                                     1,362,603
                                                                 ---------------
                                                                       3,254,208
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 4.6%
            17,600  Anadarko Petroleum Corp.                             708,048
            29,600  Apache Corp.                                       2,028,488
           201,260  BG Group plc ORD                                   2,734,743
            51,011  BP plc ADR                                         3,144,318
           190,506  Chevron Corp.                                     13,070,617
         1,074,000  China Petroleum & Chemical
                    Corp. Cl H ORD                                       859,162
            61,900  ConocoPhillips                                     4,049,498
            29,900  Devon Energy Corporation                           1,964,729
           107,164  EnCana Corp.                                       5,208,170
            49,220  ENI SpA ORD                                        1,507,654
            28,900  Equitable Resources Inc.                           1,233,163
           380,311  Exxon Mobil Corp.                                 27,260,692
            24,240  GS Holdings Corp. ORD                                828,059
            50,571  KazMunaiGas Exploration Production GDR(1)          1,026,591

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            65,849  Marathon Oil Corp.                                 5,975,138
             7,900  Murphy Oil Corp.                                     409,378
            46,769  OAO Gazprom ADR                                    1,904,434
            64,303  Oil and Gas Development
                    Co. Ltd. GDR                                       1,237,833
         1,018,000  PetroChina Co. Ltd. Cl H ORD                       1,187,016
            30,420  Petroleo Brasileiro SA ADR                         2,749,968
            81,400  Royal Dutch Shell plc ADR                          5,291,814
           111,460  Statoil ASA ORD                                    2,844,179
            21,997  Tesoro Corp.                                       2,004,807
            43,700  Total SA ORD                                       2,950,061
            24,757  Valero Energy Corp.                                1,427,241
            38,300  XTO Energy Inc.                                    1,978,578
                                                                 ---------------
                                                                      95,584,379
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.4%
         2,260,000  Chung Hwa Pulp Corp. ORD                           1,144,676
         1,338,598  Masisa SA ORD                                        305,270
            21,400  MeadWestvaco Corp.                                   651,630
           367,001  Nine Dragons Paper
                    Holdings Ltd. ORD                                    760,979
           128,230  Sappi Ltd. ORD                                     1,813,833
            40,200  Weyerhaeuser Co.                                   3,451,974
                                                                 ---------------
                                                                       8,128,362
                                                                 ---------------
PERSONAL PRODUCTS - 0.2%
             2,513  Amorepacific Corp. ORD                             1,476,981
            15,321  Bare Escentuals Inc.(1)                              533,018
           524,000  Beauty China Holdings Ltd. ORD                       349,710
            31,245  NBTY Inc.(1)                                       1,521,006
                                                                 ---------------
                                                                       3,880,715
                                                                 ---------------
PHARMACEUTICALS - 2.7%
            86,400  Abbott Laboratories                                4,719,168
            15,200  Allergan, Inc.                                     1,697,992
            14,400  Bristol-Myers Squibb Co.                             380,016
            45,700  Eli Lilly and Company                              2,405,648
            59,158  GlaxoSmithKline plc ORD                            1,661,126
            61,600  Johnson & Johnson                                  3,883,880
           161,058  Merck & Co., Inc.                                  7,112,321
            27,590  Novartis AG ORD                                    1,536,868
           449,255  Pfizer Inc.                                       11,213,405
            37,781  Roche Holding AG ORD                               6,743,228
           237,300  Schering-Plough Corp.                              5,571,804
           187,800  Shire plc ORD                                      3,982,652
            86,209  Teva Pharmaceutical
                    Industries Ltd. ADR                                3,065,592
            21,400  Watson Pharmaceuticals, Inc.(1)                      564,104
            58,200  Wyeth                                              2,847,144
                                                                 ---------------
                                                                      57,384,948
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 0.1%
            24,567  Digital Realty Trust Inc.                            973,835

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            11,798  Potlatch Corp.                                       533,270
                                                                 ---------------
                                                                       1,507,105
                                                                 ---------------
REAL ESTATE MANAGEMENT &
DEVELOPMENT - 0.4%
        18,205,000  Filinvest Land Inc. ORD(1)                           629,633
            40,656  Globe Trade Centre SA ORD(1)                         646,371
            11,500  Jones Lang LaSalle Inc.                            1,217,275
         1,612,000  Robinsons Land Corp. ORD                             613,937
            60,390  Sistema Hals GDR(1)                                  754,875
            58,000  Sumitomo Realty & Development
                    Co. Ltd. ORD                                       2,313,236
           110,000  Tokyo Tatemono Co. Ltd. ORD                        1,529,934
           549,000  Yanlord Land Group Ltd. ORD(1)                       707,646
                                                                 ---------------
                                                                       8,412,907
                                                                 ---------------
ROAD & RAIL - 0.2%
           129,419  ALL - America Latina
                    Logistica SA ORD                                   1,484,037
             7,811  Burlington Northern
                    Santa Fe Corp.                                       618,553
             7,543  CSX Corporation                                      284,145
             8,559  Norfolk Southern Corp.                               405,697
             5,823  Union Pacific Corp.                                  574,322
                                                                 ---------------
                                                                       3,366,754
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 1.3%
           100,135  Amkor Technology Inc.(1)                           1,154,557
           148,593  Applied Materials, Inc.                            2,759,372
            22,250  ASML Holding N.V. ORD(1)                             547,880
            79,200  Broadcom Corp. Cl A(1)                             2,699,928
           101,855  Himax Technologies Inc. ADR(1)                       582,611
           282,700  Intel Corp.                                        5,611,594
             3,500  KLA-Tencor Corp.                                     181,090
            17,429  Lam Research Corp.(1)                                778,379
            83,000  MEMC Electronic Materials Inc.(1)                  4,280,310
            11,533  Novellus Systems, Inc.(1)                            371,363
           551,000  Realtek Semiconductor Corp. ORD                      905,687
             5,760  Samsung Electronics ORD                            3,464,800
            29,300  Sigma Designs Inc.(1)                                825,967
            99,000  STMicroelectronics N.V.
                    New York Shares                                    1,926,540
            12,038  Varian Semiconductor
                    Equipment Associates, Inc.(1)                        575,296
                                                                 ---------------
                                                                      26,665,374
                                                                 ---------------
SOFTWARE - 1.2%
            72,000  Activision, Inc.(1)                                1,203,840
           141,941  BMC Software Inc.(1)                               4,380,299
            38,900  Business Objects SA ADR(1)                         1,404,290
            45,042  Mentor Graphics Corp.(1)                             760,759
           154,772  Microsoft Corporation                              4,359,927
            26,600  Nintendo Co., Ltd. ORD                             7,080,148
           118,300  Oracle Corp.(1)                                    1,943,669
            68,500  THQ Inc.(1)                                        2,206,385

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            41,850  Totvs SA ORD(1)                                    1,005,109
                                                                 ---------------
                                                                      24,344,426
                                                                 ---------------
SPECIALTY RETAIL - 1.5%
            14,442  American Eagle Outfitters, Inc.                      448,424
            17,997  AutoZone, Inc.(1)                                  2,254,844
           123,400  Blockbuster Inc. Cl A(1)                             819,376
           187,890  Carphone Warehouse
                    Group plc ORD                                      1,096,677
            13,800  DSW Inc. Cl A(1)                                     552,690
           212,000  Esprit Holdings Limited ORD                        2,208,771
            59,800  GameStop Corp. Cl A(1)                             3,134,716
           131,700  Gap, Inc. (The)                                    2,527,323
            26,021  Group 1 Automotive, Inc.                           1,203,992
            18,700  Guess?, Inc.                                       1,523,676
           111,200  Home Depot, Inc. (The)                             4,403,520
            46,730  Inditex SA ORD                                     2,719,937
            95,100  Lowe's Companies, Inc.                             3,096,456
            71,654  Office Depot, Inc.(1)                              2,390,377
             3,308  OfficeMax Inc.                                       171,685
            78,700  TJX Companies, Inc. (The)                          2,164,250
            32,700  Urban Outfitters Inc.(1)                             811,614
                                                                 ---------------
                                                                      31,528,328
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.7%
            26,091  Brown Shoe Company, Inc.                           1,338,468
           229,473  Burberry Group plc ORD                             2,845,496
            24,100  Coach Inc.(1)                                      1,137,520
            32,040  Compagnie Financiere
                    Richemont AG Cl A ORD                              1,770,282
            33,500  Liz Claiborne, Inc.                                1,507,500
             7,960  LVMH Moet Hennessy
                    Louis Vuitton SA ORD                                 881,867
            14,500  Phillips-Van Heusen                                  795,180
            16,500  Polo Ralph Lauren Corp.                            1,435,170
            17,800  VF Corp.                                           1,420,618
         2,326,000  Win Hanverky Holdings Ltd.(1)                      1,458,802
                                                                 ---------------
                                                                      14,590,903
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 1.0%
             3,014  Downey Financial Corp.                               197,538
            23,500  Fannie Mae                                         1,333,155
            31,587  FirstFed Financial Corp.(1)                        1,806,776
           156,132  Freddie Mac                                       10,020,551
            22,100  Housing Development
                    Finance Corp. Ltd. ORD                               752,824
            47,300  MGIC Investment Corp.                              2,854,555
            92,162  Washington Mutual, Inc.                            3,970,339
                                                                 ---------------
                                                                      20,935,738
                                                                 ---------------
TOBACCO - 0.1%
            35,900  Altria Group Inc.                                  3,025,652
                                                                 ---------------

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                               VALUE
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS - 0.1%
             4,800  Grainger (W.W.), Inc.                                370,320
           111,000  Marubeni Corp. ORD                                   696,886
                                                                 ---------------
                                                                       1,067,206
                                                                 ---------------
TRANSPORTATION INFRASTRUCTURE - 0.2%
            91,355  Cintra Concesiones de
                    Infraestructuras de Transporte
                    SA ORD                                             1,607,656
            43,538  Grupo Aeroportuario del Pacifico,
                    SAB de CV ADR                                      1,807,262
           109,093  Santos-Brasil SA ORD                               1,325,453
                                                                 ---------------
                                                                       4,740,371
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 2.3%
           103,920  America Movil, SAB de CV ADR                       4,551,696
           142,400  American Tower Corp. Cl A(1)                       5,516,576
            33,296  China Mobile Ltd. ADR                              1,545,933
           158,500  China Mobile Ltd. ORD                              1,472,843
            59,100  Crown Castle International Corp.(1)                1,936,116
               230  KDDI Corp. ORD                                     1,801,597
            87,032  Leap Wireless International, Inc.(1)               5,880,752
            37,900  Millicom International
                    Cellular SA(1)                                     2,725,010
            21,137  Mobile TeleSystems ADR                             1,084,328
           131,596  NII Holdings, Inc. Cl B(1)                         9,322,260
            35,897  Philippine Long Distance
                    Telephone Co. ADR                                  1,758,953
           146,090  Reliance Communication
                    Ventures Ltd. ORD(1)                               1,350,065
            35,890  Rogers Communications
                    Inc. Cl B ORD                                      1,171,330
           162,413  SBA Communications Corp. Cl A(1)                   4,380,279
            99,900  Sprint Nextel Corp.                                1,926,072
           768,180  Vodafone Group plc ORD                             2,134,384
                                                                 ---------------
                                                                      48,558,194
                                                                 ---------------
TOTAL COMMON STOCKS                                                1,300,207,310
(Cost $1,048,416,169)                                            ---------------

PREFERRED STOCKS - 0.1%
GAS UTILITIES - 0.1%
         9,500,000  Companhia de Gas de
                    Sao Paulo Cl A ORD                                 1,570,285
                                                                 ---------------
MULTILINE RETAIL(2)
         6,200,000  Lojas Americanas SA ORD                              345,985
                                                                 ---------------
PAPER & FOREST PRODUCTS(2)
            16,106  Aracruz Celulose SA ADR                              864,248
                                                                 ---------------
TOTAL PREFERRED STOCKS                                                 2,780,518
(Cost $2,313,802)                                                ---------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
SECURITIES(3) - 9.3%
            $7,412  FHLMC, 6.50%, 12/1/12                                  7,586
            58,396  FHLMC, 7.00%, 6/1/14                                  60,009

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
           239,262  FHLMC, 6.50%, 6/1/16                                 245,221
           281,445  FHLMC, 6.50%, 6/1/16                                 288,455
         3,607,728  FHLMC, 4.50%, 1/1/19(4)                            3,504,475
            84,873  FHLMC, 5.00%, 10/1/19                                 83,880
           554,535  FHLMC, 5.00%, 11/1/19                                548,044
            10,512  FHLMC, 5.50%, 11/1/19                                 10,551
            13,482  FHLMC, 5.50%, 11/1/19                                 13,531
            13,774  FHLMC, 5.50%, 11/1/19                                 13,824
            14,938  FHLMC, 5.50%, 11/1/19                                 14,992
            21,877  FHLMC, 5.50%, 11/1/19                                 21,957
            14,697  FHLMC, 5.50%, 12/1/19                                 14,750
            10,235  FHLMC, 5.00%, 2/1/20                                  10,103
            20,412  FHLMC, 5.00%, 2/1/20                                  20,147
            22,333  FHLMC, 5.50%, 3/1/20                                  22,398
            25,704  FHLMC, 5.50%, 3/1/20                                  25,779
            52,728  FHLMC, 5.50%, 3/1/20                                  52,881
            12,826  FHLMC, 5.00%, 5/1/20                                  12,659
            30,011  FHLMC, 5.00%, 5/1/20                                  29,622
            70,556  FHLMC, 5.00%, 5/1/20                                  69,642
           373,496  FHLMC, 4.50%, 7/1/20                                 361,940
           111,192  FHLMC, 4.00%, 10/1/20                                105,335
        14,425,159  FHLMC, 5.00%, 4/1/21                              14,238,209
             3,004  FHLMC, 8.00%, 6/1/26                                   3,167
             3,113  FHLMC, 8.00%, 6/1/26                                   3,282
            13,936  FHLMC, 8.00%, 6/1/26                                  14,692
             1,801  FHLMC, 8.00%, 7/1/26                                   1,899
            12,563  FHLMC, 7.00%, 8/1/29                                  13,016
            63,787  FHLMC, 7.50%, 8/1/29                                  66,657
            74,188  FHLMC, 8.00%, 7/1/30                                  78,033
           102,655  FHLMC, 6.50%, 6/1/31                                 105,477
         1,712,367  FHLMC, 5.50%, 12/1/33(4)                           1,703,738
            63,463  FHLMC, 6.50%, 5/1/34                                  64,863
           187,928  FHLMC, 5.50%, 6/1/35(4)                              186,716
           104,183  FHLMC, 5.00%, 9/1/35                                 101,232
           153,603  FHLMC, 5.00%, 9/1/35                                 149,253
           127,206  FHLMC, 5.50%, 10/1/35                                126,386
           415,586  FHLMC, 5.50%, 10/1/35                                412,906
           690,547  FHLMC, 5.00%, 11/1/35                                670,990
           819,592  FHLMC, 5.00%, 11/1/35                                796,381
            45,820  FHLMC, 6.50%, 3/1/36                                  46,713
            59,045  FHLMC, 6.50%, 3/1/36                                  60,197
        12,000,000  FNMA, 5.00%, settlement
                    date 3/13/07(5)                                   11,651,256
        19,880,000  FNMA, 5.50%, settlement
                    date 3/13/07(5)                                   19,724,697
        39,255,552  FNMA, 6.00%, settlement
                    date 3/13/07(5)                                   39,599,037
        22,309,380  FNMA, 6.50%, settlement
                    date 3/13/07(5)                                   22,748,606
            53,950  FNMA, 6.00%, 5/1/11                                   54,500
            57,762  FNMA, 6.50%, 3/1/12                                   59,143
             1,933  FNMA, 6.50%, 4/1/12                                    1,979
             7,222  FNMA, 6.50%, 4/1/12                                    7,395
            43,270  FNMA, 6.50%, 4/1/12                                   44,304
            64,899  FNMA, 6.50%, 4/1/12                                   66,451
            64,665  FNMA, 6.00%, 12/1/13                                  65,728
           120,661  FNMA, 5.32%, 4/1/14                                  122,757
           200,228  FNMA, 6.00%, 4/1/14                                  203,517
            70,694  FNMA, 7.50%, 6/1/15                                   72,835
           185,312  FNMA, 5.17%, 1/1/16                                  185,799
         4,481,009  FNMA, 4.50%, 5/1/19(4)                             4,349,864
            37,610  FNMA, 4.00%, 6/1/19                                   35,639

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
           379,703  FNMA, 4.50%, 6/1/19                                  368,590
            42,765  FNMA, 4.50%, 12/1/19                                  41,514
            63,829  FNMA, 5.00%, 3/1/20                                   63,026
            68,299  FNMA, 5.00%, 3/1/20                                   67,515
            54,643  FNMA, 5.00%, 4/1/20                                   53,955
            17,035  FNMA, 5.00%, 5/1/20                                   16,821
            82,185  FNMA, 5.00%, 5/1/20                                   81,150
           290,240  FNMA, 5.00%, 7/1/20                                  286,584
             6,229  FNMA, 7.00%, 5/1/26                                    6,457
             9,607  FNMA, 7.00%, 6/1/26                                    9,959
            22,388  FNMA, 7.50%, 3/1/27                                   23,406
            58,846  FNMA, 6.50%, 4/1/29                                   60,552
            54,778  FNMA, 6.50%, 6/1/29                                   56,366
           111,856  FNMA, 6.50%, 6/1/29                                  115,099
            31,281  FNMA, 7.00%, 7/1/29                                   32,420
            31,564  FNMA, 7.00%, 7/1/29                                   32,709
           148,361  FNMA, 6.50%, 8/1/29                                  152,662
            75,652  FNMA, 7.00%, 3/1/30                                   78,408
            41,668  FNMA, 8.00%, 7/1/30                                   43,977
            45,534  FNMA, 7.50%, 9/1/30                                   47,501
           367,828  FNMA, 6.50%, 9/1/31                                  378,266
           191,746  FNMA, 7.00%, 9/1/31                                  198,347
           126,164  FNMA, 6.50%, 1/1/32                                  129,674
           976,300  FNMA, 7.00%, 6/1/32(4)                             1,008,974
           403,319  FNMA, 6.50%, 10/1/32                                 414,245
         1,373,469  FNMA, 5.50%, 6/1/33(4)                             1,366,017
        13,186,482  FNMA, 5.50%, 7/1/33                               13,114,932
         3,483,593  FNMA, 5.50%, 8/1/33(4)                             3,464,691
        21,622,827  FNMA, 5.00%, 11/1/33                              21,052,524
         5,931,817  FNMA, 5.50%, 1/1/34(4)                             5,899,631
           307,019  FNMA, 5.50%, 9/1/34                                  305,173
           295,664  FNMA, 5.50%, 10/1/34                                 293,886
           592,044  FNMA, 6.00%, 10/1/34                                 598,598
         1,142,599  FNMA, 5.00%, 11/1/34(4)                            1,111,704
            17,438  FNMA, 5.50%, 3/1/35                                   17,320
            21,285  FNMA, 5.50%, 3/1/35                                   21,141
            32,676  FNMA, 5.50%, 3/1/35                                   32,455
           104,250  FNMA, 5.50%, 3/1/35                                  103,546
           126,349  FNMA, 5.50%, 3/1/35                                  125,496
           150,971  FNMA, 5.00%, 4/1/35                                  146,744
            19,360  FNMA, 6.00%, 5/1/35                                   19,548
           128,619  FNMA, 6.00%, 5/1/35                                  129,866
             3,806  FNMA, 6.00%, 6/1/35                                    3,843
            68,099  FNMA, 6.00%, 6/1/35                                   68,759
           246,145  FNMA, 6.00%, 6/1/35                                  248,532
           524,598  FNMA, 5.00%, 7/1/35                                  509,911
            89,254  FNMA, 5.50%, 7/1/35                                   88,651
            60,237  FNMA, 6.00%, 7/1/35                                   60,821
           249,897  FNMA, 6.00%, 7/1/35                                  252,320
           353,673  FNMA, 6.00%, 7/1/35                                  357,102
            66,461  FNMA, 5.50%, 8/1/35                                   66,012
            78,644  FNMA, 6.00%, 8/1/35                                   79,407
         8,080,476  FNMA, 4.50%, 9/1/35                                7,630,014
             4,268  FNMA, 5.50%, 9/1/35                                    4,239
            11,186  FNMA, 5.50%, 9/1/35                                   11,111
            76,386  FNMA, 5.50%, 9/1/35                                   75,870
           246,695  FNMA, 5.50%, 9/1/35                                  245,028
           480,761  FNMA, 5.50%, 9/1/35                                  477,513

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
            76,834  FNMA, 5.00%, 10/1/35                                  74,683
         1,518,045  FNMA, 5.50%, 10/1/35(4)                            1,507,787
           213,793  FNMA, 6.00%, 10/1/35                                 215,866
           682,490  FNMA, 5.50%, 11/1/35                                 677,878
           339,701  FNMA, 6.00%, 11/1/35                                 342,995
            25,844  FNMA, 6.50%, 11/1/35                                  26,365
            48,584  FNMA, 6.50%, 11/1/35                                  49,563
           186,854  FNMA, 6.50%, 12/1/35                                 190,619
            88,199  FNMA, 6.50%, 4/1/36                                   89,947
         1,482,601  FNMA, 5.00%, 10/1/36                               1,439,742
         3,346,695  FNMA, 5.00%, 10/1/36                               3,249,948
             4,513  GNMA, 9.00%, 4/20/25                                   4,871
             6,440  GNMA, 7.50%, 10/15/25                                  6,723
             4,079  GNMA, 6.00%, 4/15/26                                   4,159
             4,313  GNMA, 6.00%, 4/15/26                                   4,398
             5,396  GNMA, 7.50%, 6/15/26                                   5,633
            43,514  GNMA, 7.00%, 12/15/27                                 45,394
            65,972  GNMA, 7.50%, 12/15/27                                 68,875
            40,403  GNMA, 6.50%, 1/15/28                                  41,645
            75,867  GNMA, 6.50%, 3/15/28                                  78,199
            66,557  GNMA, 6.00%, 5/15/28                                  67,852
           131,567  GNMA, 6.00%, 5/15/28                                 134,128
             1,754  GNMA, 6.50%, 5/15/28                                   1,808
             3,127  GNMA, 6.50%, 5/15/28                                   3,223
            14,217  GNMA, 6.50%, 5/15/28                                  14,654
            52,693  GNMA, 6.00%, 8/15/28                                  53,719
           154,611  GNMA, 7.00%, 5/15/31                                 161,041
            77,539  GNMA, 5.50%, 4/15/32                                  77,552
           955,361  GNMA, 5.50%, 11/15/32                                955,524
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                           194,720,468
(Cost $194,426,116)                                              ---------------

CORPORATE BONDS - 7.2%
AEROSPACE & DEFENSE - 0.3%
            30,000  Alliant Techsystems Inc.,
                    6.75%, 4/1/16                                         30,075
            37,000  DRS Technologies, Inc.,
                    6.625%, 2/1/16                                        37,278
           418,000  DRS Technologies, Inc.,
                    7.625%, 2/1/18                                       432,630
            50,000  L-3 Communications Corp.,
                    7.625%, 6/15/12                                       52,125
           375,000  L-3 Communications Corp.,
                    6.125%, 7/15/13                                      372,188
           250,000  L-3 Communications Corp.,
                    6.375%, 10/15/15                                     250,000
           940,000  Lockheed Martin Corp.,
                    6.19%, 9/1/36                                      1,019,223
         1,440,000  United Technologies Corp.,
                    4.375%, 5/1/10                                     1,414,869
         1,430,000  United Technologies Corp.,
                    6.05%, 6/1/36                                      1,537,562
                                                                 ---------------
                                                                       5,145,950
                                                                 ---------------
AUTO COMPONENTS(2)
            25,000  TRW Automotive Inc.,
                    9.375%, 2/15/13                                       26,969
                                                                 ---------------
BEVERAGES - 0.2%
         1,340,000  Diageo Capital plc,
                    5.875%, 9/30/36(4)                                 1,344,121
           950,000  Miller Brewing Co., 4.25%,
                    8/15/08 (Acquired 8/6/03-1/6/04,
                    Cost $952,637)(6)                                    936,378

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
         1,890,000  SABMiller plc, 6.20%, 7/1/11
                    (Acquired 6/27/06,
                    Cost $1,888,658)(4)(6)                             1,956,613
                                                                 ---------------
                                                                       4,237,112
                                                                 ---------------
BIOTECHNOLOGY - 0.1%
         1,190,000  Genentech, Inc., 4.75%, 7/15/15(4)                 1,155,952
                                                                 ---------------
BUILDING PRODUCTS(2)
           375,000  Nortek Inc., 8.50%, 9/1/14                           383,438
                                                                 ---------------
CAPITAL MARKETS - 0.3%
         1,390,000  Lehman Brothers Holdings Inc.,
                    5.00%, 1/14/11(4)                                  1,385,735
           880,000  Merrill Lynch & Co., Inc.,
                    4.25%, 2/8/10                                        859,689
         1,710,000  Merrill Lynch & Co., Inc.,
                    4.79%, 8/4/10(4)                                   1,696,570
         1,650,000  Merrill Lynch & Co., Inc.,
                    6.05%, 5/16/16(4)                                  1,718,635
           630,000  Morgan Stanley, 4.00%, 1/15/10                       612,613
           500,000  Morgan Stanley, 4.25%, 5/15/10                       488,301
                                                                 ---------------
                                                                       6,761,543
                                                                 ---------------
CHEMICALS(2)
           300,000  Basell AF S.C.A., 8.375%,
                    8/15/15 (Acquired 8/4/05,
                    Cost $300,000)(6)                                    318,000
           250,000  Hexion US Finance Corp./Hexion
                    Nova Scotia Finance ULC, 9.75%,
                    11/15/14 (Acquired 10/27/06,
                    Cost $250,000)(6)                                    266,250
           200,000  Lyondell Chemical Co.,
                    8.25%, 9/15/16                                       216,000
                                                                 ---------------
                                                                         800,250
                                                                 ---------------
COMMERCIAL BANKS - 0.4%
         1,280,000  Capital One Financial Corp.,
                    5.70%, 9/15/11(4)                                  1,302,574
         1,080,000  PNC Bank N.A., 4.875%,
                    9/21/17(4)                                         1,042,462
           940,000  PNC Funding Corp., 5.125%,
                    12/14/10                                             944,215
         1,050,000  Wachovia Bank N.A., 4.80%,
                    11/1/14                                            1,019,477
         1,640,000  Wachovia Bank N.A., 4.875%,
                    2/1/15                                             1,599,221
         1,335,000  Wachovia Corp., 5.625%,
                    10/15/16                                           1,364,118
         1,310,000  Wells Fargo & Co., 4.625%,
                    8/9/10                                             1,294,719
                                                                 ---------------
                                                                       8,566,786
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.1%
           470,000  Allied Waste North America, Inc.,
                    6.375%, 4/15/11                                      473,525
            96,000  Allied Waste North America, Inc.,
                    7.25%, 3/15/15                                        98,400
           600,000  Cenveo Corp., 7.875%, 12/1/13                        592,500
           596,000  Corrections Corp. of America,
                    6.25%, 3/15/13                                       597,490
            14,000  Corrections Corp. of America,
                    6.75%, 1/31/14                                        14,315
                                                                 ---------------
                                                                       1,776,230
                                                                 ---------------

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT(2)
           500,000  Nordic Telephone Co. Holdings
                    ApS, 8.875%, 5/1/16 (Acquired
                    5/5/06, Cost $521,875)(6)                            541,250
                                                                 ---------------
COMPUTERS & PERIPHERALS(2)
           500,000  Xerox Corp., 6.875%, 8/15/11                         531,935
                                                                 ---------------
CONSUMER FINANCE(2)
           700,000  American Express Centurion
                    Bank, 4.375%, 7/30/09                                691,764
                                                                 ---------------
CONTAINERS & PACKAGING - 0.1%
           450,000  Ball Corp., 6.875%, 12/15/12                         461,250
           250,000  Graham Packaging Co. Inc.,
                    8.50%, 10/15/12                                      255,000
           477,000  Graham Packaging Co. Inc.,
                    9.875%, 10/15/14                                     493,695
            30,000  Graphic Packaging International
                    Corp., 9.50%, 8/15/13                                 32,138
                                                                 ---------------
                                                                       1,242,083
                                                                 ---------------
DISTRIBUTORS(2)
           375,000  Amscan Holdings Inc.,
                    8.75%, 5/1/14                                        371,250
                                                                 ---------------
DIVERSIFIED - 0.1%
           150,000  Dow Jones CDX N.A. High Yield
                    Secured Note, 8.25%, 12/29/10
                    (Acquired 1/6/06-3/23/06,
                    Cost $151,444)(6)                                    156,938
         2,000,000  Dow Jones CDX N.A. High
                    Yield Secured Note, 8.375%,
                    12/29/11 (Acquired 9/27/06,
                    Cost $1,999,850)(6)                                2,075,000
                                                                 ---------------
                                                                       2,231,938
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 0.6%
         2,325,000  Bank of America Corp., 4.375%,
                    12/1/10(4)                                         2,279,032
         1,020,000  Bank of America N.A., 6.00%,
                    10/15/36(4)                                        1,065,707
           780,000  Citigroup Inc., 6.125%, 8/25/36                      827,622
           300,000  Ford Motor Credit Co., 6.625%,
                    6/16/08                                              300,870
           450,000  Ford Motor Credit Co., 7.375%,
                    10/28/09                                             453,647
           325,000  Ford Motor Credit Co., 7.25%,
                    10/25/11                                             320,011
           870,000  General Electric Capital Corp.,
                    6.125%, 2/22/11                                      904,201
           940,000  General Motors Acceptance Corp.,
                    6.875%, 9/15/11                                      952,198
           300,000  General Motors Acceptance Corp.,
                    6.75%, 12/1/14                                       299,642
           325,000  General Motors Acceptance Corp.,
                    8.00%, 11/1/31                                       359,382
         1,715,000  HSBC Finance Corp., 4.75%,
                    4/15/10(4)                                         1,703,578
           870,000  HSBC Finance Corp., 4.625%,
                    9/15/10                                              860,295
         1,370,000  John Deere Capital Corp., 4.50%,
                    8/25/08(4)                                         1,357,526
         1,150,000  JPMorgan Chase & Co., 6.75%,
                    2/1/11(4)                                          1,214,668
                                                                 ---------------
                                                                      12,898,379
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 0.5%
         1,437,000  AT&T Corp., 7.30%, 11/15/11(4)                     1,568,045
         1,150,000  AT&T Inc., 6.80%, 5/15/36(4)                       1,264,701
           130,000  BellSouth Corp., 6.875%, 10/15/31                    141,409

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
           325,000  Citizens Communications
                    Co., 6.25%, 1/15/13                                  326,625
           750,000  Embarq Corp., 7.08%, 6/1/16                          776,858
            45,000  France Telecom SA, 8.50%, 3/1/31                      60,517
           150,000  Intelsat Bermuda Ltd., 9.25%,
                    6/15/16 (Acquired 6/19/06,
                    Cost $150,000)(6)                                    166,500
           312,000  Intelsat Subsidiary Holding Co.
                    Ltd., 8.25%, 1/15/13                                 326,820
           475,000  Intelsat Subsidiary Holding Co.
                    Ltd., 8.625%, 1/15/15                                513,000
           300,000  Level 3 Financing Inc., 9.25%,
                    11/1/14 (Acquired 10/25/06,
                    Cost $300,000)(6)                                    309,375
           675,000  Qwest Communications
                    International Inc., 7.50%, 2/15/14                   702,844
           475,000  Qwest Corp., 7.875%, 9/1/11                          506,469
           510,000  Sprint Capital Corp., 6.875%,
                    11/15/28                                             521,477
         1,700,000  Telecom Italia Capital SA, 4.00%,
                    1/15/10(4)                                         1,641,730
           760,000  Verizon Communications Inc.,
                    5.55%, 2/15/16                                       767,600
           230,000  Verizon Global Funding Corp.,
                    5.85%, 9/15/35                                       225,125
                                                                 ---------------
                                                                       9,819,095
                                                                 ---------------
ELECTRIC UTILITIES - 0.4%
         1,280,000  Carolina Power & Light Co.,
                    5.15%, 4/1/15(4)                                   1,269,373
         1,090,000  Carolina Power & Light Co.,
                    5.25%, 12/15/15(4)                                 1,086,349
         1,480,000  CenterPoint Energy Resources
                    Corp., 6.50%, 2/1/08(4)                            1,494,637
            55,000  Edison Mission Energy, 7.73%,
                    6/15/09                                               57,063
           705,000  FirstEnergy Corp., 7.375%,
                    11/15/31                                             824,279
           894,000  Florida Power Corp., 4.50%,
                    6/1/10                                               876,151
           950,000  Southern California Edison
                    Co., 5.625%, 2/1/36                                  949,808
            40,000  TECO Energy, Inc., 6.75%, 5/1/15                      42,200
           490,000  Toledo Edison Co., 6.15%, 5/15/37                    499,039
                                                                 ---------------
                                                                       7,098,899
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.1%
           250,000  Celestica Inc., 7.625%, 7/1/13                       239,375
           575,000  Flextronics International Ltd.,
                    6.50%, 5/15/13                                       572,125
                                                                 ---------------
                                                                         811,500
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES(2)
           500,000  Hanover Compressor Co.,
                    8.625%, 12/15/10                                     527,500
            45,000  Hanover Compressor Co.,
                    9.00%, 6/1/14                                         49,050
           350,000  Universal Compression Inc.,
                    7.25%, 5/15/10                                       357,875
                                                                 ---------------
                                                                         934,425
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.2%
            25,000  CVS Corp., 4.875%, 9/15/14                            24,241
           550,000  Ingles Markets, Inc.,
                    8.875%, 12/1/11                                      576,125
           350,000  SUPERVALU INC., 7.50%,
                    11/15/14                                             365,595
         1,190,000  Wal-Mart Stores, Inc., 4.125%,
                    7/1/10                                             1,162,247
           130,000  Wal-Mart Stores, Inc., 7.55%,
                    2/15/30                                              161,869
         1,305,000  Wal-Mart Stores, Inc., 5.25%,
                    9/1/35                                             1,232,371
                                                                 ---------------
                                                                       3,522,448
                                                                 ---------------

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
FOOD PRODUCTS - 0.1%
         1,950,000  Cadbury Schweppes U.S. Finance
                    LLC, 3.875%, 10/1/08 (Acquired
                    6/14/05-10/17/06,
                    Cost $1,905,583)(4)(6)                             1,911,893
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.2%
         1,160,000  Baxter Finco BV, 4.75%,
                    10/15/10(4)                                        1,146,815
         1,140,000  Baxter International, Inc., 5.90%,
                    9/1/16(4)                                          1,187,465
           820,000  Boston Scientific Corp., 6.40%,
                    6/15/16                                              850,362
           525,000  Universal Hospital Services Inc.,
                    10.125%, 11/1/11                                     560,438
                                                                 ---------------
                                                                       3,745,080
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.1%
            25,000  Fresenius Medical Care Capital
                    Trust II, 7.875%, 2/1/08                              25,438
            25,000  Fresenius Medical Care Capital
                    Trust IV, 7.875%, 6/15/11                             26,438
           400,000  Genesis HealthCare Corp., 8.00%,
                    10/15/13                                             426,000
           375,000  HCA Inc., 9.25%, 11/15/16
                    (Acquired 11/9/06,
                    Cost $387,656)(6)                                    402,656
           375,000  HealthSouth Corp., 10.75%,
                    6/15/16 (Acquired 6/9/06,
                    Cost $369,394)(6)                                    420,938
         1,290,000  Laboratory Corp. of America
                    Holdings, 5.625%, 12/15/15(4)                      1,286,343
           250,000  Omnicare Inc., 6.125%, 6/1/13                        241,875
           125,000  Omnicare Inc., 6.875%, 12/15/15                      124,375
                                                                 ---------------
                                                                       2,954,063
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.3%
           238,569  Eldorado Casino Shreveport,
                    10.00%, 8/1/12                                       230,219
           500,000  Herbst Gaming Inc., 8.125%,
                    6/1/12                                               515,000
           400,000  Majestic Star Casino LLC/Majestic
                    Star Casino Capital Corp., 9.50%,
          10/15/10  423,000
            46,000  Mandalay Resort Group, 9.375%,
                    2/15/10                                               49,335
            75,000  Mandalay Resort Group, 6.375%,
                    12/15/11                                              75,375
           565,000  MGM Mirage, 8.50%, 9/15/10                           608,081
           350,000  MGM Mirage, 6.75%, 9/1/12                            350,875
           300,000  Penn National Gaming, Inc.,
                    6.875%, 12/1/11                                      301,500
         1,280,000  Royal Caribbean Cruises Ltd.,
                    7.00%, 6/15/13(4)                                  1,333,843
           350,000  Royal Caribbean Cruises Ltd.,
                    6.875%, 12/1/13                                      362,539
           275,000  Six Flags Inc., 8.875%, 2/1/10                       275,688
           350,000  Six Flags Inc., 9.75%, 4/15/13                       344,750
           560,000  Trump Entertainment Resorts, Inc.,
                    8.50%, 6/1/15                                        562,800
           300,000  Wimar OpCo LLC/Wimar OpCo
                    Finance Corp., 9.625%, 12/15/14
                    (Acquired 12/14/06,
                    Cost $300,000)(6)                                    303,375
           629,000  Wynn Las Vegas LLC, 6.625%,
                    12/1/14                                              625,855
                                                                 ---------------
                                                                       6,362,235
                                                                 ---------------
HOUSEHOLD DURABLES - 0.1%
            70,000  D.R. Horton, Inc., 5.625%, 9/15/14                    69,049
           150,000  KB Home, 9.50%, 2/15/11                              155,063
           500,000  KB Home, 6.375%, 8/15/11                             504,408
           425,000  Sealy Mattress Co., 8.25%,
                    6/15/14                                              450,499
            95,000  Simmons Co., VRN, 0.00%,
                    12/15/09(7)                                           79,325
            85,000  Standard Pacific Corp., 6.50%,
                    8/15/10                                               84,363

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
           275,000  Standard Pacific Corp., 9.25%,
                    4/15/12                                              284,625
                                                                 ---------------
                                                                       1,627,332
                                                                 ---------------
HOUSEHOLD PRODUCTS(2)
           720,000  Procter & Gamble Co. (The),
                    5.55%, 3/5/37                                        720,523
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 0.1%
           620,000  AES Corp. (The), 8.75%, 5/15/13
                    (Acquired 5/14/04-10/26/05,
                    Cost $640,350)(6)                                    664,950
           595,000  NRG Energy Inc., 7.375%, 2/1/16                      608,388
                                                                 ---------------
                                                                       1,273,338
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.2%
         3,330,000  General Electric Co., 5.00%,
                    2/1/13(4)                                          3,322,880
                                                                 ---------------
INSURANCE - 0.1%
         1,450,000  Allstate Financial Global Funding,
                    4.25%, 9/10/08 (Acquired 9/3/03,
                    Cost $1,447,158)(4)(6)                             1,432,036
           250,000  Berkshire Hathaway Finance
                    Corp., 3.40%, 7/2/07                                 248,596
           650,000  Genworth Financial Inc., 4.95%,
                    10/1/15                                              634,731
           720,000  Prudential Financial, Inc., 5.40%,
                    6/13/35                                              686,377
                                                                 ---------------
                                                                       3,001,740
                                                                 ---------------
IT SERVICES(2)
           490,000  SunGard Data Systems Inc.,
                    9.125%, 8/15/13                                      525,525
           325,000  SunGard Data Systems Inc.,
                    10.25%, 8/15/15                                      355,063
                                                                 ---------------
                                                                         880,588
                                                                 ---------------
LEISURE FACILITIES(2)
            44,000  Universal City Development
                    Partners, 11.75%, 4/1/10                              46,970
            25,000  Universal City Florida Holding
                    Co. I/Universal City Florida
                    Holdings Co.II, 8.375%, 5/1/10                        26,063
                                                                 ---------------
                                                                          73,033
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES(2)
           425,000  Fisher Scientific International
                    Inc., 6.75%, 8/15/14                                 440,600
                                                                 ---------------
MACHINERY(2)
           200,000  Rental Service Corp., 9.50%,
                    12/1/14 (Acquired 11/17/06,
                    Cost $204,500)(6)                                    214,000
            76,000  Terex Corp., 7.375%, 1/15/14                          78,470
                                                                 ---------------
                                                                         292,470
                                                                 ---------------

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
MEDIA - 0.5%
           400,000  Cablevision Systems Corp.,
                    8.00%, 4/15/12                                       408,000
           325,000  Cadmus Communications Corp.,
                    8.375%, 6/15/14                                      330,688
           681,000  CCH I, LLC/CCH I Capital Corp.,
                    11.00%, 10/1/15                                      711,644
           625,000  Cinemark Inc., VRN, 0.00%,
                    3/15/09(7)                                           564,063
         1,340,000  Comcast Corp., 5.90%, 3/15/16(4)                   1,381,846
         1,920,000  Cox Communications, Inc., 7.125%,
                    10/1/12(4)                                         2,088,103
           428,000  CSC Holdings, Inc., 8.125%,
                    8/15/09                                              445,120
           315,000  CSC Holdings, Inc., 7.25%, 4/15/12
                    (Acquired 8/5/04 - 7/6/05,
                    Cost $303,813)(6)                                    313,425
           500,000  Dex Media Inc., 8.00%, 11/15/13                      525,000
           500,000  DirecTV Holdings LLC/DirecTV
                    Financing Co., Inc., 8.375%,
                    3/15/13                                              530,625
           645,000  Echostar DBS Corp., 6.375%,
                    10/1/11                                              649,837
           275,000  Mediacom LLC/Mediacom
                    Capital Corp., 9.50%, 1/15/13                        283,250
           350,000  MediaNews Group, Inc., 6.875%,
                    10/1/13                                              325,500
           500,000  News America Holdings, 7.75%,
                    1/20/24                                              576,306
           500,000  Primedia Inc., 8.875%, 5/15/11                       516,250
           355,000  Primedia Inc., 8.00%, 5/15/13                        366,538
           200,000  R.H. Donnelley Corp., 8.875%,
                    1/15/16                                              214,500
            50,000  Rogers Cable Inc., 7.875%, 5/1/12                     55,125
            92,000  Rogers Cable Inc., 6.25%, 6/15/13                     95,450
           520,000  Time Warner Inc., 5.50%,
                    11/15/11                                             526,402
           130,000  Time Warner Inc., 7.625%,
                    4/15/31                                              151,452
                                                                 ---------------
                                                                      11,059,124
                                                                 ---------------
METALS & MINING - 0.2%
           700,000  Alcan Inc., 4.50%, 5/15/13                           668,807
           770,000  Alcoa Inc., 5.55%, 2/1/17                            780,778
           350,000  IPSCO Inc., 8.75%, 6/1/13                            377,125
         1,230,000  Xstrata Finance Canada Ltd.,
                    5.50%, 11/16/11 (Acquired
                    11/8/06 - 11/17/06,
                    Cost $1,230,934)(6)                                1,241,068
           520,000  Xstrata Finance Canada Ltd.,
                    5.80%, 11/15/16 (Acquired
                    11/8/06, Cost $518,716)(6)                           530,496
                                                                 ---------------
                                                                       3,598,274
                                                                 ---------------
MULTI-UTILITIES - 0.3%
           680,000  CenterPoint Energy Resources
                    Corp., 6.25%, 2/1/37                                 699,989
           130,000  CenterPoint Energy Transition
                    Bond Co. II, LLC, 5.17%, 8/1/19                      130,565
           250,000  CMS Energy Corp., 7.50%, 1/15/09                     256,875
         1,280,000  Consolidated Edison Co. of New
                    York, Inc., 5.50%, 9/15/16(4)                      1,303,055
         1,100,000  Dominion Resources Inc., 4.125%,
                    2/15/08(4)                                         1,089,120
           650,000  Dominion Resources Inc., 4.75%,
                    12/15/10                                             641,456
           520,000  Dominion Resources Inc., 5.60%,
                    11/15/16                                             526,666
           755,000  Pacific Gas & Electric Co., 6.05%,
                    3/1/34                                               783,106
           120,000  Puget Sound Energy, Inc., 3.36%,
                    6/1/08                                               117,186
                                                                 ---------------
                                                                       5,548,018
                                                                 ---------------
MULTILINE RETAIL(2)
            25,000  J.C. Penney Corp. Inc., 6.875%,
                    10/15/15                                              26,808

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
           450,000  May Department Stores Co.
                    (The), 3.95%, 7/15/07                                447,061
                                                                 ---------------
                                                                         473,869
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 0.6%
           890,000  Anadarko Petroleum Corp., 5.95%,
                    9/15/16                                              903,879
           260,000  Apache Corp., 5.625%, 1/15/17                        265,913
           125,000  Chesapeake Energy Corp., 7.625%,
                    7/15/13                                              133,125
           450,000  Chesapeake Energy Corp., 7.50%,
                    6/15/14                                              473,625
           130,000  Conoco Inc., 6.95%, 4/15/29                          151,266
           640,000  Devon Financing Corp., ULC,
                    7.875%, 9/30/31                                      785,053
           425,000  El Paso Corp., 7.875%, 6/15/12                       463,250
           400,000  El Paso Corp., 7.80%, 8/1/31                         438,500
         2,050,000  Enterprise Products Operating
                    L.P., 4.95%, 6/1/10(4)                             2,039,860
           710,000  Enterprise Products Operating
                    L.P., 6.65%, 10/15/34                                753,387
           550,000  Forest Oil Corp., 7.75%, 5/1/14                      561,000
            70,000  Kerr-McGee Corp., 6.95%, 7/1/24                       75,713
           357,000  Magnum Hunter Resources Inc.,
                    9.60%, 3/15/12                                       375,296
           575,000  Massey Energy Co., 6.625%,
                    11/15/10                                             585,063
           230,000  Massey Energy Co., 6.875%,
                    12/15/13                                             221,950
           300,000  Pacific Energy Partners L.P./Pacific
                    Energy Finance Corp., 7.125%,
           6/15/14  314,917
            55,000  Pogo Producing Co., 6.875%,
                    10/1/17                                               53,900
         1,720,000  Premcor Refining Group Inc.
                    (The), 6.125%, 5/1/11(4)                           1,779,396
           275,000  Range Resources Corp., 7.375%,
                    7/15/13                                              282,563
            75,000  Range Resources Corp., 6.375%,
                    3/15/15                                               73,875
           200,000  Sabine Pass LNG, L.P., 7.50%,
                    11/30/16 (Acquired 11/1/06,
                    Cost $200,000)(6)                                    200,500
           560,000  Tesoro Corp., 6.25%, 11/1/12                         565,600
           200,000  Williams Companies, Inc. (The),
                    8.125%, 3/15/12                                      218,000
           940,000  XTO Energy Inc., 5.30%, 6/30/15                      927,813
           760,000  XTO Energy Inc., 6.10%, 4/1/36                       762,535
                                                                 ---------------
                                                                      13,405,979
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.1%
           300,000  Abitibi-Consolidated Inc., 6.95%,
                    4/1/08                                               300,750
           450,000  Boise Cascade LLC, 7.125%,
                    10/15/14                                             443,250
           550,000  Georgia-Pacific Corp., 7.70%,
                    6/15/15                                              569,250
           175,000  Georgia-Pacific Corp., 7.125%,
                    1/15/17 (Acquired 12/13/06,
                    Cost $175,000)(6)                                    175,875
            36,000  Jefferson Smurfit Corp., 8.25%,
                    10/1/12                                               36,900
                22  JSG Holding plc, 11.50%, 10/1/15                       3,130
           320,000  Norske Skog Canada Ltd., 7.375%,
                    3/1/14                                               318,400
           200,000  Verso Paper Holdings LLC/Verso
                    Paper Inc., 9.125%, 8/1/14
                    (Acquired 12/4/06,
                    Cost $209,500)(6)                                    212,000
                                                                 ---------------
                                                                       2,059,555
                                                                 ---------------
PHARMACEUTICALS - 0.1%
         1,440,000  Abbott Laboratories, 5.875%,
                    5/15/16(4)                                         1,510,737
           450,000  Schering-Plough Corp., 5.55%,
                    12/1/13                                              455,325
                                                                 ---------------
                                                                       1,966,062
                                                                 ---------------

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS - 0.1%
           550,000  Host Marriott L.P., 7.00%, 8/15/12                   561,000
         1,300,000  ProLogis, 5.625%, 11/15/16(4)                      1,321,666
                                                                 ---------------
                                                                       1,882,666
                                                                 ---------------
REAL ESTATE MANAGEMENT & DEVELOPMENT(2)
            30,000  American Real Estate Partners
                    L.P./American Real Estate Finance
                    Corp., 7.125%, 2/15/13                                29,700
                                                                 ---------------
ROAD & RAIL - 0.1%
           465,000  Hertz Corp., 8.875%, 1/1/14                          503,363
           375,000  Hertz Corp., 10.50%, 1/1/16                          429,375
                                                                 ---------------
                                                                         932,738
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT(2)
            53,000  STATS ChipPAC Ltd., 6.75%,
                    11/15/11                                              52,735
                                                                 ---------------
SOFTWARE - 0.1%
         1,520,000  Oracle Corp., 5.00%, 1/15/11(4)                    1,520,825
                                                                 ---------------
SPECIALTY RETAIL - 0.1%
           700,000  Asbury Automotive Group Inc.,
                    9.00%, 6/15/12                                       740,878
           375,000  Asbury Automotive Group Inc.,
                    8.00%, 3/15/14                                       384,844
           450,000  Couche-Tard U.S. L.P./Couche-Tard
                    Finance Corp., 7.50%, 12/15/13                       463,500
           670,000  GSC Holdings Corp., 8.00%,
                    10/1/12                                              715,225
            29,000  Rent-A-Center Inc., 7.50%, 5/1/10                     29,290
           375,000  Toys "R" Us, Inc., 7.375%,
                    10/15/18                                             323,438
           275,000  United Auto Group, Inc., 9.625%,
                    3/15/12                                              289,611
            56,000  Visant Corp., 7.625%, 10/1/12                         57,680
                                                                 ---------------
                                                                       3,004,466
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS(2)
           575,000  Perry Ellis International, Inc.,
                    8.875%, 9/15/13                                      598,000
            38,000  Phillips-Van Heusen, 7.25%,
                    2/15/11                                               38,855
                                                                 ---------------
                                                                         636,855
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 0.1%
           475,000  Ashtead Capital Inc., 9.00%,
                    8/15/16 (Acquired 8/1/06-10/5/06,
                    Cost $488,500)(6)                                    515,375
           550,000  United Rentals North America, Inc.,
                    6.50%, 2/15/12                                       555,500
           161,000  United Rentals North America, Inc.,
                    7.75%, 11/15/13                                      165,428
                                                                 ---------------
                                                                       1,236,303
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.3%
           150,000  Dobson Communications Corp.,
                    8.875%, 10/1/13                                      155,438
         2,060,000  Nextel Communications Inc.,
                    5.95%, 3/15/14                                     2,033,615

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
           500,000  Nextel Communications Inc.,
                    7.375%, 8/1/15                                       517,894
           300,000  Nextel Partners Inc., 8.125%,
                    7/1/11                                               312,995
           345,000  Rogers Wireless Inc., 7.25%,
                    12/15/12                                             372,169
           350,000  Rogers Wireless Inc., 7.50%,
                    3/15/15                                              385,875
           325,000  Rural Cellular Corp., 9.75%,
                    1/15/10                                              335,156
           300,000  Rural Cellular Corp., 9.875%,
                    2/1/10                                               318,750
           100,000  Syniverse Technologies Inc.,
                    7.75%, 8/15/13                                       101,000
            25,000  Vodafone Group plc, 5.75%,
                    3/15/16                                               25,321
         1,590,000  Vodafone Group plc, 5.625%,
                    2/27/17                                            1,593,342
           680,000  Vodafone Group plc, 6.15%,
                    2/27/37                                              680,357
                                                                 ---------------
                                                                       6,831,912
                                                                 ---------------
TOTAL CORPORATE BONDS                                                150,394,052
(Cost $148,069,963)                                              ---------------

U.S. TREASURY SECURITIES - 5.1%
         2,535,000  U.S. Treasury Bonds, 8.125%,
                    8/15/21(4)                                         3,422,052
         9,380,000  U.S. Treasury Bonds, 7.125%,
                    2/15/23(4)                                        11,827,598
        14,810,000  U.S. Treasury Bonds, 6.125%,
                    11/15/27(4)                                       17,443,411
         2,959,000  U.S. Treasury Bonds, 6.25%,
                    5/15/30(4)                                         3,582,242
         4,373,000  U.S. Treasury Bonds, 4.50%,
                    2/15/36(4)                                         4,242,497
        16,810,416  U.S. Treasury Inflation Indexed
                    Notes, 2.375%, 1/15/17(4)                         17,103,287
        17,345,000  U.S. Treasury Notes, 5.125%,
                    6/30/11(4)                                        17,760,343
        21,242,000  U.S. Treasury Notes, 4.625%,
                    10/31/11(4)                                       21,339,927
         5,070,000  U.S. Treasury Notes, 4.875%,
                    8/15/16(4)                                         5,189,226
         4,625,000  U.S. Treasury Notes, 4.625%,
                    11/15/16(4)                                        4,646,862
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                       106,557,445
(Cost $104,819,185)                                              ---------------

COLLATERALIZED MORTGAGE
OBLIGATIONS(3) - 4.7%
        18,750,529  Banc of America Commercial
                    Mortgage Inc. STRIPS - COUPON,
                    Series 2004-1, Class XP, VRN,
                    0.65%, 3/1/07                                        371,804
         3,700,000  Banc of America Commercial
                    Mortgage Inc., Series 2004-2,
                    Class A3 SEQ, 4.05%, 11/10/38(4)                   3,572,417
         2,813,634  Banc of America Large Loan,
                    Series 2005 MIB1, Class A1, VRN,
                    5.47%, 3/15/07, resets monthly
                    off the 1-month LIBOR plus 0.15%
                    with no caps (Acquired 11/18/05,
                    Cost $2,813,634)(4)(6)                             2,815,495
        26,995,428  Bear Stearns Commercial
                    Mortgage Securities STRIPS -
                    COUPON, Series 2004 T16, Class
                    X2, VRN, 0.77%, 3/1/07                               827,869
         4,455,000  Bear Stearns Commercial
                    Mortgage Securities, Series 2006
                    BBA7, Class A1, VRN, 5.43%,
                    3/15/07, resets monthly off the
                    1-month LIBOR plus 0.11% with
                    no caps (Acquired 6/5/06,
                    Cost $4,455,000)(4)(6)                             4,457,771
         6,900,000  Bear Stearns Commercial
                    Mortgage Securities, Series 2006
                    PW14, Class A4 SEQ, 5.20%,
                    12/1/38(4)                                         6,855,909
        15,135,075  Commercial Mortgage Acceptance
                    Corp. STRIPS - COUPON, Series
                    1998 C2, Class X, VRN, 0.74%,
                    3/15/07                                              374,926
           487,247  Commercial Mortgage
                    Pass-Through Certificates, Series
                    2005 F10A, Class A1, VRN, 5.42%,
                    3/15/07, resets monthly off the
                    1-month LIBOR plus 0.10% with
                    no caps (Acquired 3/18/05,
                    Cost $487,247)(6)                                    487,556

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
         2,188,181  Commercial Mortgage
                    Pass-Through Certificates, Series
                    2005 FL11, Class A1, VRN, 5.47%,
                    3/15/07, resets monthly off the
                    1-month LIBOR plus 0.15% with
                    no caps (Acquired 11/18/05,
                    Cost $2,188,181)(4)(6)                             2,190,047
         5,641,703  FHLMC, Series 2567, Class OD,
                    5.00%, 8/15/15                                     5,620,151
         2,561,160  FHLMC, Series 2937, Class KA,
                    4.50%, 12/15/14(4)                                 2,541,373
         1,104,083  FNMA, Series 2003-52, Class KF
                    SEQ, VRN, 5.72%, 3/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.40% with a cap of 7.50%(4)                  1,110,016
         7,408,672  FNMA, Series 2005-63, Class HA
                    SEQ, 5.00%, 4/25/23                                7,362,487
         5,400,000  GMAC Commercial Mortgage
                    Securities, Inc., Series 2005 C1,
                    Class A2 SEQ, 4.47%, 5/10/43(4)                    5,310,290
         3,892,000  Greenwich Capital Commercial
                    Funding Corp., Series 2005 GG5,
                    Class A5, 5.22%, 4/10/37(4)                        3,890,393
         3,159,762  Greenwich Capital Commercial
                    Funding Corp., Series 2006 FL4A,
                    Class A1, VRN, 5.41%, 3/5/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.09% with no caps
                    (Acquired 12/14/06,
                    Cost $3,159,762)(4)(6)                             3,161,727
         5,700,000  LB-UBS Commercial Mortgage
                    Trust, Series 2004 C4, Class A2,
                    VRN, 4.57%, 3/15/07(4)                             5,638,731
         4,015,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C2, Class A2
                    SEQ, 4.82%, 4/15/30(4)                             3,990,488
         4,600,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C3, Class A3
                    SEQ, 4.65%, 7/30/30(4)                             4,519,932
         7,195,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C3, Class A5
                    SEQ, 4.74%, 7/15/30(4)                             6,957,997
         5,100,000  LB-UBS Commercial Mortgage
                    Trust, Series 2006 C1, Class A4
                    SEQ, 5.16%, 2/15/31(4)                             5,063,601
           258,580  Lehman Brothers Floating Rate
                    Commercial Mortgage Trust, Series
                    2005 LLFA, Class A1, VRN, 5.42%,
                    3/15/07, resets monthly off the
                    1-month LIBOR plus 0.10% with
                    no caps (Acquired 7/25/05,
                    Cost $258,580)(6)                                    258,741
         2,528,706  Lehman Brothers Floating Rate
                    Commercial Mortgage Trust, Series
                    2006 LLFA, Class A1, VRN, 5.40%,
                    3/15/07, resets monthly off the
                    1-month LIBOR plus 0.08% with
                    no caps (Acquired 8/7/06,
                    Cost $2,528,706)(4)(6)                             2,530,276
           116,685  MASTR Alternative Loans Trust,
                    Series 2003-8, Class 4A1, 7.00%,
                    12/25/33                                             120,022
         2,473,107  Merrill Lynch Floating Trust, Series
                    2006-1, Class A1, VRN, 5.39%,
                    3/15/07, resets monthly off the
                    1-month LIBOR plus 0.07% with
                    no caps (Acquired 10/31/06,
                    Cost $2,473,107)(4)(6)                             2,474,640
           363,145  Morgan Stanley Capital I, Series
                    2006 XLF, Class A1, VRN, 5.41%,
                    3/15/07, resets monthly off the
                    1-month LIBOR plus 0.09% with
                    no caps (Acquired 7/28/06,
                    Cost $363,145)(6)                                    363,382
         2,634,649  Thornburg Mortgage Securities
                    Trust, Series 2006-5, Class A1,
                    VRN, 5.44%, 3/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.12% with no caps                            2,631,102
        10,889,000  Wachovia Bank Commercial
                    Mortgage Trust, Series 2006 C23,
                    Class A4, 5.42%, 1/15/45(4)                       10,994,264
           166,558  Washington Mutual Asset Securities
                    Corp., Series 2003 C1A, Class A
                    SEQ, 3.83%, 1/25/35 (Acquired
                    2/3/06, Cost $161,346)(6)                            161,697
         1,975,000  Washington Mutual, Inc., Series
                    2005 AR4, Class A3, 4.59%,
                    4/25/35                                            1,944,314
                                                                 ---------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                             98,599,418
(Cost $98,530,685)                                               ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 4.5%
        10,900,000  FHLB, 4.875%, 8/22/07(4)                          10,880,227
         6,500,000  FHLB, 4.625%, 2/1/08(4)                            6,476,457
         6,535,000  FHLB, 5.125%, 9/29/10(4)                           6,607,604

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
        18,234,000  FHLMC, 5.00%, 9/16/08(4)                          18,285,273
        11,650,000  FHLMC, 5.75%, 1/15/12(4)                          12,123,701
         9,915,000  FHLMC, 4.75%, 1/19/16(4)                           9,834,599
         4,978,000  FHLMC, 5.30%, 5/12/20(4)                           4,896,426
         9,500,000  FNMA, 4.75%, 8/3/07                                9,480,696
         4,700,000  FNMA, 4.375%, 7/17/13(4)                           4,571,319
        11,375,000  FNMA, 5.80%, 2/9/26(4)                            11,434,389
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                               94,590,691
(Cost $93,755,636)                                               ---------------

COMMERCIAL PAPER(8) - 3.4%
         5,500,000  American Honda Finance, 5.22%,
                    3/6/07(4)                                          5,495,969
         5,500,000  Canadian Imperial Holdings,
                    5.22%, 3/12/07(4)                                  5,491,134
         5,500,000  Cedar Springs Capital Co., 5.23%,
                    5/4/07 (Acquired 1/9/07,
                    Cost $5,408,112)(4)(6)                             5,448,091
         5,250,000  Crown Point Capital Co., 5.26%,
                    3/14/07 (Acquired 2/13/07, Cost
                    $5,227,755)(4)(6)                                  5,239,894
         5,900,000  Falcon Asset Security Corp.,
                    5.25%, 3/8/07 (Acquired 2/7/07,
                    Cost $5,875,908)(4)(6)                             5,893,887
         5,500,000  HBOS Treasury Services plc,
                    5.25%, 3/14/07(4)                                  5,489,589
         5,500,000  ING (U.S.) Funding LLC, 5.23%,
                    5/15/07(4)                                         5,440,132
         5,500,000  IXIS, 5.22%, 4/13/07 (Acquired
                    1/3/07, Cost $5,420,250)(4)(6)                     5,465,581
         5,250,000  Legacy Capital LLC, 5.26%,
                    3/12/07 (Acquired 2/13/07,
                    Cost $5,229,289)(4)(6)                             5,241,448
         5,250,000  Old Line Funding Corp., 5.25%,
                    3/21/07 (Acquired 2/13/07,
                    Cost $5,222,438)(4)(6)                             5,234,565
         5,900,000  UBS Finance LLC, 5.22%,
                    6/1/07(4)                                          5,821,312
         5,250,000  Windmill Funding Corp., 5.24%,
                    4/5/07 (LOC: ABN AMRO Bank
                    N.V.) (Acquired 2/13/07,
                    Cost $5,211,028)(4)(6)                             5,222,999
         5,500,000  Yorktown Capital LLC, 5.25%,
                    3/5/07 (Acquired 1/3/07,
                    Cost $5,451,073)(4)(6)                             5,496,760
                                                                 ---------------
TOTAL COMMERCIAL PAPER                                                70,981,361
(Cost $70,983,060)                                               ---------------

ASSET-BACKED SECURITIES(3) - 2.8%
         1,725,789  Accredited Mortgage Loan Trust,
                    Series 2006-1, Class A1, VRN,
                    5.38%, 3/25/07, resets monthly
                    off the 1-month LIBOR plus 0.06%
                    with no caps(4)                                    1,727,002
         2,771,005  Accredited Mortgage Loan Trust,
                    Series 2006-2, Class A1, VRN,
                    5.36%, 3/25/07, resets monthly
                    off the 1-month LIBOR plus 0.04%
                    with no caps(4)                                    2,772,887
           209,140  Ameriquest Mortgage Securities
                    Inc., Series 2006 R1, Class A2A,
                    VRN, 5.40%, 3/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.08% with no caps                              209,284
         1,963,297  Argent Securities Inc., Series
                    2006 M3, Class A2A, VRN, 5.37%,
                    3/25/07, resets monthly off the
                    1-month LIBOR plus 0.05% with
                    no caps(4)                                         1,964,652
         3,781,689  Capital One Prime Auto Receivables
                    Trust, Series 2004-2, Class A4,
                    VRN, 5.38%, 3/15/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.06% with no caps(4)                         3,785,649
         1,271,044  Centex Home Equity, Series
                    2006 A, Class AV1, VRN, 5.37%,
                    3/25/07, resets monthly off the
                    1-month LIBOR plus 0.05% with
                    no caps(4)                                         1,271,837
         1,386,304  CNH Equipment Trust, Series
                    2004 A, Class A3A, VRN, 5.39%,
                    3/15/07, resets monthly off the
                    1-month LIBOR plus 0.07% with
                    no caps(4)                                         1,387,333

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
             3,420  Countrywide Asset-Backed
                    Certificates, Series 2005-8, Class
                    2A1, VRN, 5.45%, 3/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.13% with no caps                                3,422
           607,820  Countrywide Asset-Backed
                    Certificates, Series 2006 BC2,
                    Class 2A1, VRN, 5.36%, 3/25/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.04% with no caps                        608,231
         1,951,275  Countrywide Asset-Backed
                    Certificates, Series 2006-6, Class
                    2A1, VRN, 5.39%, 3/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.07% with no caps(4)                         1,952,619
         4,628,179  Countrywide Asset-Backed
                    Certificates, Series 2006-22, Class
                    2A1, VRN, 5.37%, 3/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.05% with no caps(4)                         4,653,513
         1,908,646  Credit-Based Asset Servicing and
                    Securitization, Series 2006 CB3,
                    Class AV1, VRN, 5.38%, 3/25/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.06% with no caps(4)                   1,909,942
         4,121,474  First Franklin Mortgage Loan
                    Asset Backed Certificates, Series
                    2006 FF11, Class 2A1, VRN, 5.36%,
                    3/25/07, resets monthly off the
                    1-month LIBOR plus 0.04% with
                    no caps(4)                                         4,124,045
         6,383,121  First Franklin Mortgage Loan Asset
                    Backed Certificates, Series 2006
                    FF12, Class A2, VRN, 5.36%,
                    3/25/07, resets monthly off the
                    1-month LIBOR plus 0.04% with
                    no caps(4)                                         6,387,105
           273,000  Goldman Sachs Auto Loan Trust,
                    Series 2005-1, Class A3 SEQ,
                    4.45%, 5/17/10                                       271,610
         1,120,480  IndyMac Residential Asset Backed
                    Trust, Series 2006 B, Class 2A1,
                    VRN, 5.38%, 3/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.06% with no caps(4)                         1,121,327
         1,098,286  Long Beach Mortgage Loan Trust,
                    Series 2006-2, Class 2A1, VRN,
                    5.39%, 3/25/07, resets monthly
                    off the 1-month LIBOR plus 0.07%
                    with no caps(4)                                    1,099,099
         3,416,282  Long Beach Mortgage Loan Trust,
                    Series 2006-6, Class 2A1, VRN,
                    5.36%, 3/25/07, resets monthly
                    off the 1-month LIBOR plus 0.04%
                    with no caps(4)                                    3,418,636
           210,597  Nomura Home Equity Loan, Inc.,
                    Series 2006 HE1, Class A1, VRN,
                    5.40%, 3/25/07, resets monthly
                    off the 1-month LIBOR plus 0.08%
                    with no caps                                         210,762
           414,048  Nomura Home Equity Loan, Inc.,
                    Series 2006 HE2, Class A1, VRN,
                    5.38%, 3/25/07, resets monthly
                    off the 1-month LIBOR plus 0.06%
                    with no caps                                         414,329
           944,732  NovaStar Home Equity Loan,
                    Series 2005-4, Class A2A, VRN,
                    5.41%, 3/25/07, resets monthly
                    off the 1-month LIBOR plus 0.09%
                    with a cap of 11.00%                                 945,374
           450,000  Residential Asset Securities Corp.,
                    Series 2004 KS2, Class MI1,
                    4.71%, 3/25/34                                       438,850
         2,629,250  SLC Student Loan Trust, Series
                    2006-2, Class A1, VRN, 5.33%,
                    3/15/07, resets quarterly off the
                    3-month LIBOR minus 0.02% with
                    no caps(4)                                         2,630,778
         2,070,000  SLM Student Loan Trust, Series
                    2006-5, Class A2, VRN, 5.31%,
                    4/25/07, resets quarterly off the
                    3-month LIBOR minus 0.01% with
                    no caps(4)                                         2,071,532
         2,142,166  SLM Student Loan Trust, Series
                    2006-7, Class A1, VRN, 5.28%,
                    4/25/07, resets quarterly off the
                    3-month LIBOR minus 0.04% with
                    no caps(4)                                         2,142,770
         3,600,000  SLM Student Loan Trust, Series
                    2006-10, Class A2, VRN, 5.37%,
                    4/25/07, resets quarterly off the
                    3-month LIBOR plus 0.01% with
                    no caps(4)                                         3,602,912
         3,703,590  Soundview Home Equity Loan
                    Trust, Series 2006-3, Class A1,
                    VRN, 5.36%, 3/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.04% with no caps(4)                         3,706,320
         1,518,000  USAA Auto Owner Trust, Series
                    2006-1, Class A3 SEQ, 5.01%,
                    9/15/10(4)                                         1,517,658
           390,457  WFS Financial Owner Trust, Series
                    2005-3, Class A3A SEQ, 4.25%,
                    6/17/10                                              388,735
           141,458  World Omni Auto Receivables
                    Trust, Series 2005 B, Class A3 SEQ,
                    4.40%, 4/20/09                                       141,119

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
         1,134,000  World Omni Auto Receivables
                    Trust, Series 2006 A, Class A3 SEQ,
                    5.01%, 10/15/10                                    1,133,290
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                         58,012,622
(Cost $57,968,385)                                               ---------------

SOVEREIGN GOVERNMENTS & AGENCIES - 1.1%
            84,000  Bundesschatzanweisungen,
                    3.25%, 6/13/08                                    11,022,542
           130,000  Hydro Quebec, 8.40%, 1/15/22                         172,423
        11,800,000  KfW, VRN, 0.33%, 5/8/07, resets
                    quarterly off the JPY LIBOR minus
                    0.22% with no caps                                 9,977,429
           100,080  Overseas Private Investment Corp.,
                    4.10%, 11/15/14                                       96,807
         1,320,000  Province of Quebec, 5.00%,
                    7/17/09(4)                                         1,324,301
                                                                 ---------------
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES                                22,593,502
(Cost $22,554,322)                                               ---------------

MUNICIPAL SECURITIES - 0.2%
         1,150,000  Illinois GO, (Taxable Pension),
                    5.10%, 6/1/33(4)                                   1,123,067
         2,240,000  Orange County Housing Finance
                    Auth. Rev., Series 2002 B,
                    (Millenia), VRDN, 5.32%, 3/7/07
                    (LOC: Keybank N.A.)(4)                             2,240,000
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                             3,363,067
(Cost $3,394,504)                                                ---------------

TEMPORARY CASH INVESTMENTS - 4.0%
        28,000,000  FHLB Discount Notes, 5.125%,
                    3/7/07(4)(8)                                      27,976,004

Repurchase Agreement, Bank of America Securities,
LLC, (collateralized by various U.S. Treasury
obligations, 4.875%, 5/31/11, valued at
$12,217,818), in a joint trading account at 5.22%,
dated 2/28/07, due 3/1/07 (Delivery value
$12,001,740)(4)                                                       12,000,000

Repurchase Agreement, Deutsche Bank Securities,
Inc., (collateralized by various U.S. Treasury
obligations, 2.375%, 4/15/11, valued at
$44,915,824), in a joint trading account at 5.23%,
dated 2/28/07, due 3/1/07 (Delivery value
$44,006,392)(4)                                                       44,000,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                      83,976,004
(Cost $83,976,083)                                               ---------------

TOTAL INVESTMENT SECURITIES - 104.7%                               2,186,776,458
                                                                 ---------------
(COST $1,929,207,910)

OTHER ASSETS AND LIABILITIES - (4.7)%                               (98,090,811)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $2,088,685,647
                                                                 ===============

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
FUTURES CONTRACTS
                                    Expiration    Underlying Face    Unrealized
Contracts Purchased                    Date       Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
  616 U.S. Treasury 2-Year Notes     June 2007     $126,251,125      $  383,614
1,074 U.S. Treasury 5-Year Notes     June 2007      113,793,656         752,740
                                                  ------------------------------
                                                   $240,044,781      $1,136,354
                                                  ==============================

                                    Expiration    Underlying Face    Unrealized
Contracts Sold                         Date       Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
  239 U.S. Long Bond                 June 2007     $ 26,992,063     $  (364,640)
1,079 U.S. Treasury 10-Year Notes    June 2007      117,172,656        (988,701)
                                                  ------------------------------
                                                   $144,164,719     $(1,353,341)
                                                  ==============================

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SWAP AGREEMENTS
Notional                                                                      Unrealized
Amount                   Description of Agreement         Expiration Date     Gain (Loss)
-----------------------------------------------------------------------------------------
CREDIT DEFAULT
-----------------------------------------------------------------------------------------
 $   860,000      Pay quarterly a fixed rate equal to      December 2010         $(7,346)
                  0.45% multiplied by the notional
                  amount and receive from Deutsche
                  Bank AG upon each default event
                  of one of the issues of Dow Jones
                  CDX N.A. Investment Grade 5,
                  par value of the proportional
                  notional amount.
   5,150,000      Pay quarterly a fixed rate equal to      December 2010         (64,578)

                  0.85% multiplied by the notional
                  amount and receive from Barclays
                  Capital, Inc. upon each default event
                  of one of the issues of Dow Jones
                  CDX N.A. Investment Grade High
                  Volume 5, par value of the
                  proportional notional amount.
  14,000,000      Pay quarterly a fixed rate equal to        June 2011           (70,803)

                  0.40% multiplied by the notional
                  amount and receive from Barclays
                  Capital, Inc. upon each default
                  event of one of the issues of Dow
                  Jones CDX N.A. Investment Grade 6,
                  par value of the proportional
                  notional amount.
  27,000,000      Pay quarterly a fixed rate equal to      December 2011         (96,288)
                  0.40% multiplied by the notional
                  amount and receive from Barclays
                  Capital, Inc. upon each default
                  event of one of the issues of Dow
                  Jones CDX N.A. Investment
                  Grade 7, par value of the
                  proportional notional amount.
   2,600,000      Pay quarterly a fixed rate equal to       March 2012             4,815
                  0.46% multiplied by the notional
                  amount and receive from Barclays
                  Capital, Inc. upon each default
                  event of Centex Corp., par value
                  of the proportional notional amount.
   2,600,000      Pay quarterly a fixed rate equal to       March 2012            12,852

                  0.48% multiplied by the notional
                  amount and receive from Barclays
                  Capital, Inc. upon each default
                  event of Pulte Homes Inc., par
                  value of the proportional notional
                  amount.
   3,690,000      Pay quarterly a fixed rate equal to       March 2012             3,275
                  0.55% multiplied by the notional
                  amount and receive from Deutsche
                  Bank Securities Inc. upon each
                  default event of Lennar Corp., par
                  value of the proportional notional
                  amount.
   5,800,000      Pay quarterly a fixed rate equal to       March 2017            (9,924)

                  0.12% multiplied by the notional
                  amount and receive from Barclays
                  Capital, Inc. upon each default
                  event of Pfizer Inc., par value of
                  the proportional notional amount.
-----------------------------------------------------------------------------------------
INTEREST RATE
-----------------------------------------------------------------------------------------
   5,620,000      Receive semiannually a fixed rate        November 2030         429,754
                  equal to 5.6965% and pay quarterly a
                  variable rate based on the 3-month
                  LIBOR with Barclays Capital, Inc.
                                                          -------------------------------
                                                                                $201,757
                                                          ===============================

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
BDR = Brazilian Depositary Receipt
CDX = Credit Derivative Indexes
CVA = Certificaten Van Aandelen
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GDR = Global Depositary Receipt
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
GO = General Obligation
JPY = Japanese Yen
LB-UBS = Lehman Brothers Inc. - UBS AG
LIBOR = London Interbank Offered Rate
LOC = Letter of Credit
MASTR = Mortgage Asset Securitization Transactions, Inc.
MSCI = Morgan Stanley Capital International
ORD = Foreign Ordinary Share
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
STRIPS = Separate Trading of Registered Interest and Principal of Securities
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective February 28, 2007.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective February 28, 2007.
(1) Non-income producing.
(2) Industry is less than 0.05% of total net assets.
(3) Final maturity indicated, unless otherwise noted.
(4) Security, or a portion thereof, has been segregated for forward commitments, futures contracts and/or swap agreements.
(5) Forward commitment.
(6) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at February 28, 2007, was
    $77,409,448, which represented 3.7% of total net assets.
(7) Step-coupon security. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Rate shown is effective
    February 28, 2007.
(8) The rate indicated is the yield to maturity at purchase.

The aggregate value of fair valued securities as of February 28, 2007, was
$17,741,368, which represented 0.8% of total net assets.

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of February 28, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $ 1,945,857,624
                                                                 ===============
Gross tax appreciation of investments                            $   253,045,384
Gross tax depreciation of investments                               (12,126,550)
                                                                 ---------------
Net tax appreciation (depreciation) of investments               $   240,918,834
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
STRATEGIC ALLOCATION: AGGRESSIVE FUND
FEBRUARY 28, 2007
[american century investments logo and text logo]

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 77.0%
AEROSPACE & DEFENSE - 2.4%
           213,259  BE Aerospace, Inc.(1)                        $     6,438,289
            56,436  Boeing Co.                                         4,925,170
            36,230  Finmeccanica SpA ORD                               1,069,844
            11,500  Honeywell International Inc.                         534,060
            33,104  Lockheed Martin Corp.                              3,220,357
            19,000  Northrop Grumman Corp.                             1,365,150
            95,300  Precision Castparts Corp.                          8,669,442
            29,702  Spirit Aerosystems Holdings
                    Inc. Cl A(1)                                         876,506
            52,600  United Technologies Corp.                          3,452,138
                                                                 ---------------
                                                                      30,550,956
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.2%
             1,550  FedEx Corporation                                    176,979
            28,206  United Parcel Service, Inc. Cl B                   1,979,779
                                                                 ---------------
                                                                       2,156,758
                                                                 ---------------
AIRLINES - 0.5%
         1,162,000  Air China Ltd. ORD                                   870,067
         1,420,000  AirAsia Bhd ORD(1)                                   660,748
            44,600  Continental Airlines Inc. Cl B(1)                  1,766,160
            13,000  Korean Air Lines Co., Ltd. ORD                       461,330
             3,585  Lan Airlines SA ADR                                  244,425
            28,840  Ryanair Holdings plc ADR(1)                        1,293,474
            50,343  Southwest Airlines Co.                               761,690
           143,973  Turk Hava Yollari Anonim
                    Ortakligi ORD(1)                                     764,188
                                                                 ---------------
                                                                       6,822,082
                                                                 ---------------
AUTO COMPONENTS - 0.1%
            36,240  Halla Climate Control ORD(1)                         394,080
            58,564  Nokian Renkaat Oyj ORD                             1,430,446
                                                                 ---------------
                                                                       1,824,526
                                                                 ---------------
AUTOMOBILES - 0.5%
            18,270  DaimlerChrysler AG ORD                             1,242,783
         2,074,000  Dongfeng Motor Group Co. Ltd.
                    Cl H ORD(1)                                        1,218,462
            83,000  Isuzu Motors Ltd. ORD                                430,622
            74,500  Proton Holdings Bhd ORD(1)                           153,126
           304,500  PT Astra International Tbk ORD                       468,513
            31,400  Toyota Motor Corp. ORD                             2,127,914
                                                                 ---------------
                                                                       5,641,420
                                                                 ---------------
BEVERAGES - 1.3%
            40,800  Anheuser-Busch Companies, Inc.                     2,002,464
            89,882  Coca-Cola Company (The)                            4,195,692
            58,200  Coca-Cola Enterprises Inc.                         1,169,238
           104,694  Compania Cervecerias Unidas
                    SA ORD                                               609,510
            44,600  Pepsi Bottling Group Inc.                          1,382,600

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            81,200  PepsiCo, Inc.                                      5,127,780
             3,340  Pernod-Ricard SA ORD                                 689,370
            46,330  SABMiller plc ORD                                  1,026,182
                                                                 ---------------
                                                                      16,202,836
                                                                 ---------------
BIOTECHNOLOGY - 1.0%
             4,170  Actelion Ltd. ORD(1)                                 910,652
            94,166  Amgen Inc.(1)                                      6,051,108
            14,597  Biogen Idec Inc.(1)                                  659,638
             3,347  Celgene Corp.(1)                                     178,395
            19,200  Cephalon, Inc.(1)                                  1,364,736
            19,150  CSL Ltd. ORD                                       1,171,531
            17,700  Digene Corp.(1)                                      836,856
            18,300  Genentech, Inc.(1)                                 1,543,971
                                                                 ---------------
                                                                      12,716,887
                                                                 ---------------
BUILDING PRODUCTS - 0.1%
             4,160  KCC Corp. ORD                                      1,125,398
             5,300  Masco Corp.                                          158,205
                                                                 ---------------
                                                                       1,283,603
                                                                 ---------------
CAPITAL MARKETS - 3.1%
            60,300  Ameriprise Financial Inc.                          3,525,138
            26,000  Bank of New York Co., Inc. (The)                   1,056,120
             9,900  Bear Stearns Companies Inc. (The)                  1,507,176
            27,250  Credit Suisse Group ORD                            1,890,419
           173,489  Egyptian Financial Group - Hermes
                    Holding SAE ORD(1)                                 1,114,960
            35,397  Goldman Sachs Group, Inc. (The)                    7,136,035
            17,020  Julius Baer Holding AG ORD                         2,153,263
            17,514  Lehman Brothers Holdings Inc.                      1,283,776
           180,020  Man Group plc ORD                                  1,940,645
            34,151  Mellon Financial Corp.                             1,483,178
            31,829  Merrill Lynch & Co., Inc.                          2,663,451
            71,945  Morgan Stanley                                     5,390,119
            10,900  Nuveen Investments Inc. Cl A                         530,721
            78,600  Schwab (Charles) Corp.                             1,452,528
            60,100  SEI Investments Co.                                3,633,045
            32,128  UBS AG ORD                                         1,905,708
                                                                 ---------------
                                                                      38,666,282
                                                                 ---------------
CHEMICALS - 1.5%
            24,100  Agrium Inc.                                          926,645
             5,655  Albemarle Corp.                                      462,862
            11,050  BASF AG ORD                                        1,123,609
            19,384  Celanese Corp., Series A                             553,995
            21,600  du Pont (E.I.) de Nemours & Co.                    1,096,200
            11,964  H.B. Fuller Company                                  298,741
            11,570  Linde AG ORD                                       1,178,934
            13,857  Lyondell Chemical Co.                                441,484
           123,884  Makhteshim-Agan Industries
                    Ltd. ORD                                             741,365
            13,100  Minerals Technologies Inc.                           810,759

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            76,458  Monsanto Co.                                       4,028,572
            18,300  PPG Industries, Inc.                               1,212,375
            22,600  Shin-Etsu Chemical Co., Ltd. ORD                   1,416,976
            10,170  Syngenta AG ORD                                    1,797,628
            57,700  Terra Industries Inc.(1)                           1,006,865
             7,070  Umicore ORD                                        1,210,214
            38,140  Yara International ASA ORD                         1,055,635
                                                                 ---------------
                                                                      19,362,859
                                                                 ---------------
COMMERCIAL BANKS - 4.0%
            77,274  Anglo Irish Bank Corp. plc ORD                     1,646,146
            21,751  Banco Macro Bansud SA ADR                            731,921
            59,350  Banco Popolare di Verona e
                    Novara Scrl ORD                                    1,798,313
           136,000  Bank of Yokohama Ltd. (The) ORD                    1,112,409
           170,955  Barclays plc ORD                                   2,484,085
            17,000  BB&T Corporation                                     722,160
           577,000  China Merchants Bank Co. Ltd.
                    Cl H ORD(1)                                        1,172,781
         1,033,760  Chinatrust Financial Holding
                    Co. ORD                                              822,430
            22,096  Erste Bank der Oesterreichischen
                    Sparkassen AG ORD                                  1,641,912
            27,300  Fifth Third Bancorp                                1,099,644
           194,136  Grupo Financiero Banorte,
                    SAB de CV ORD                                        752,132
            14,110  KBC Groupe ORD                                     1,716,861
             1,145  KeyCorp                                               43,212
             6,681  Komercni Banka AS ORD                              1,094,373
            10,200  Marshall & Ilsley Corp.                              484,806
               110  Mitsubishi UFJ Financial
                    Group, Inc. ORD                                    1,357,049
            57,450  National Australia Bank Ltd. ORD                   1,826,774
            48,150  National Bank of Greece SA ORD                     2,491,047
            22,315  National City Corp.                                  844,623
            10,400  PNC Financial Services Group                         762,424
         3,013,000  PT Bank Mandiri Tbk ORD                              767,149
         6,419,000  PT Bank Niaga Tbk ORD                                541,273
             7,072  Raiffeisen International Bank
                    Holding AG ORD                                       951,639
            49,525  Royal Bank of Scotland Group
                    plc ORD                                            1,953,698
            27,740  Shinhan Financial Group Co.,
                    Ltd. ORD                                           1,562,693
             9,111  Societe Generale ORD                               1,535,112
            10,900  SunTrust Banks, Inc.                                 918,979
            43,100  Swedbank AB A Shares ORD                           1,479,968
           338,370  Turkiye Garanti Bankasi AS ORD                     1,293,134
            62,051  U.S. Bancorp                                       2,212,739
            65,000  United Overseas Bank Ltd. ORD                        876,108
            32,100  Wachovia Corp.                                     1,777,377
           260,921  Wells Fargo & Co.                                  9,053,958
             2,800  Zions Bancorporation                                 239,064
                                                                 ---------------
                                                                      49,767,993
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.8%
            13,690  Adecco SA ORD                                        913,753
            36,281  American Banknote SA ORD                             328,041
           105,736  Capita Group plc ORD                               1,343,322
            25,850  Corrections Corp. of America(1)                    1,353,506
            60,250  Experian Group Ltd. ORD                              704,518
            13,546  Manpower Inc.                                      1,006,468
            21,500  R.R. Donnelley & Sons Company                        777,870
            21,300  Republic Services, Inc. Cl A                         896,091

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            87,245  Waste Management, Inc.                             2,970,692
                                                                 ---------------
                                                                      10,294,261
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.3%
           339,388  Cisco Systems Inc.(1)                              8,803,725
            43,900  Corning Inc.(1)                                      905,657
           106,000  Gemtek Technology Corp. ORD                          255,885
            81,100  Juniper Networks, Inc.(1)                          1,533,601
            14,800  Motorola, Inc.                                       274,096
             6,600  Research In Motion Ltd.(1)                           928,026
           305,790  Telefonaktiebolaget LM Ericsson
                    Cl B ORD                                           1,089,316
           137,000  Vtech Holdings Ltd. ORD                              891,666
           688,670  Wistron NeWeb Corp. ORD                            1,987,466
                                                                 ---------------
                                                                      16,669,438
                                                                 ---------------
COMPUTERS & PERIPHERALS - 2.2%
            76,300  Apple Inc.(1)                                      6,455,743
           716,000  Asustek Computer Inc. ORD                          1,867,106
            32,027  Brocade Communications
                    System(1)                                            288,563
            85,675  Dell Inc.(1)                                       1,957,674
             2,601  Diebold, Inc.                                        123,209
           263,700  Hewlett-Packard Co.                               10,384,506
            30,438  Lexmark International, Inc. Cl A(1)                1,843,325
           802,000  Lite-On Technology Corp. ORD                       1,153,266
               374  NCR Corp.(1)                                          17,279
            56,500  Network Appliance, Inc.(1)                         2,184,855
           584,000  Wistron Corp. ORD                                    802,712
                                                                 ---------------
                                                                      27,078,238
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 0.7%
            45,566  Chicago Bridge & Iron Company
                    New York Shares                                    1,354,677
            77,055  Foster Wheeler Ltd.(1)                             4,259,600
            13,670  Hochtief AG ORD                                    1,190,517
           102,130  Quanta Services, Inc.(1)                           2,368,395
                                                                 ---------------
                                                                       9,173,189
                                                                 ---------------
CONSTRUCTION MATERIALS - 0.3%
           691,460  Asia Cement Corp. ORD                                699,704
           241,000  Corporacion Moctezuma, SA
                    de CV ORD                                            646,902
            21,090  Holcim Ltd. ORD                                    2,096,793
            14,779  Pretoria Portland Cement Co.
                    Ltd. ORD                                             858,395
                                                                 ---------------
                                                                       4,301,794
                                                                 ---------------
CONSUMER FINANCE - 0.4%
            33,107  American Express Co.                               1,882,795
            25,371  AmeriCredit Corp.(1)                                 619,560

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
             9,740  ORIX Corp. ORD                                     2,683,037
                                                                 ---------------
                                                                       5,185,392
                                                                 ---------------
CONTAINERS & PACKAGING - 0.1%
            14,800  Bemis Co., Inc.                                      490,324
            15,410  Rock-Tenn Co. Cl A                                   500,363
                                                                 ---------------
                                                                         990,687
                                                                 ---------------
DISTRIBUTORS - 0.1%
             3,600  Genuine Parts Company                                175,320
           372,200  Li & Fung Ltd. ORD                                 1,181,459
                                                                 ---------------
                                                                       1,356,779
                                                                 ---------------
DIVERSIFIED - 0.4%
           148,750  iShares MSCI Japan Index Fund                      2,194,063
             8,900  iShares Russell 1000 Growth
                    Index Fund                                           493,861
            17,900  Standard and Poor's 500
                    Depositary Receipt                                 2,523,005
                                                                 ---------------
                                                                       5,210,929
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES(2)
            25,500  H & R Block, Inc.                                    555,390
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 3.5%
           248,589  Bank of America Corp.                             12,645,721
           227,729  Citigroup Inc.                                    11,477,542
             7,190  Deutsche Boerse AG ORD                             1,439,956
            53,340  ING Groep N.V. CVA                                 2,277,514
            11,400  IntercontinentalExchange Inc.(1)                   1,719,690
           230,158  JPMorgan Chase & Co.                              11,369,805
            35,761  McGraw-Hill Companies, Inc. (The)                  2,310,518
                                                                 ---------------
                                                                      43,240,746
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 1.7%
           226,673  AT&T Inc.                                          8,341,567
           295,234  Axtel, SAB de CV ORD(1)                            1,135,886
            13,800  BCE Inc. ORD                                         362,149
           128,375  BT Group plc ORD                                     745,518
               952  CenturyTel Inc.                                       42,602
             8,700  Commonwealth Telephone
                    Enterprises, Inc.                                    371,664
           193,648  COMSTAR - United TeleSystems
                    GDR                                                1,735,086
            13,130  Hellenic Telecommunications
                    Organization SA ORD(1)                               356,146
            65,900  LG Dacom Corp. ORD                                 1,394,764
           254,500  PT Telekomunikasi Indonesia
                    Tbk ORD                                              248,048
            55,330  Telenor ASA ORD                                    1,023,953
            91,972  Telkom SA Ltd. ORD                                 2,068,840

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            75,877  Verizon Communications Inc.                        2,840,076
                                                                 ---------------
                                                                      20,666,299
                                                                 ---------------
ELECTRIC UTILITIES - 0.6%
            19,900  Allegheny Energy, Inc.(1)                            940,076
            22,610  CEZ AS ORD(1)                                        909,211
             4,800  Duke Energy Corp.                                     94,512
            59,997  Equatorial Energia SA ORD(1)                         530,889
            26,100  Exelon Corporation                                 1,720,773
            37,400  PPL Corporation                                    1,421,948
         1,839,795  Unified Energy System ORD                          2,161,760
                                                                 ---------------
                                                                       7,779,169
                                                                 ---------------
ELECTRICAL EQUIPMENT - 1.8%
           145,320  ABB Ltd. ORD                                       2,439,796
            21,854  Acuity Brands Inc.                                 1,210,712
            11,300  Alstom ORD(1)                                      1,365,828
            35,300  Cooper Industries, Ltd. Cl A                       3,238,422
           115,000  Emerson Electric Co.                               4,955,350
            17,500  General Cable Corp.(1)                               874,125
            18,700  Hubbell Inc. Cl B                                    903,210
            69,000  Matsushita Electric Works,
                    Ltd. ORD                                             785,939
           229,000  Mitsubishi Electric Corp. ORD                      2,292,999
            10,160  Q-Cells AG ORD(1)                                    605,751
            37,114  Roper Industries Inc.                              1,971,496
            27,050  Vestas Wind Systems AS ORD(1)                      1,262,785
                                                                 ---------------
                                                                      21,906,413
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.4%
            14,308  Daktronics Inc.                                      381,594
           457,400  Hon Hai Precision Industry
                    Co., Ltd. ORD                                      3,120,196
           215,500  Kingboard Laminates Holding
                    Ltd.(1)                                              228,937
             9,000  Murata Manufacturing Co.
                    Ltd. ORD                                             652,499
                                                                 ---------------
                                                                       4,383,226
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 1.2%
            64,600  Acergy SA ORD(1)                                   1,219,206
            36,199  Aker Kvaerner ASA ORD                              4,202,426
            37,400  Cameron International Corp.(1)                     2,120,206
            45,240  CAT Oil AG ORD(1)                                  1,245,074
            17,346  Core Laboratories N.V.(1)                          1,368,252
            17,540  Halliburton Co.                                      541,635
             4,000  National Oilwell Varco, Inc.(1)                      278,560
            35,550  OAO TMK GDR(1)                                     1,173,150
            40,912  Saipem SpA ORD                                     1,104,849
            15,500  Schlumberger Ltd.                                    973,400
            39,500  TETRA Technologies, Inc.(1)                          878,085
                                                                 ---------------
                                                                      15,104,843
                                                                 ---------------

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING - 1.5%
           369,893  Cencosud SA ORD                                    1,241,321
           105,501  Kroger Co. (The)                                   2,708,211
            11,100  LAWSON Inc. ORD                                      425,823
           241,535  Organizacion Soriana, SAB de
                    CV Cl B ORD                                          689,615
            26,400  Safeway Inc.                                         912,648
             2,270  Shinsegae Co. Ltd. ORD                             1,305,262
           305,553  Tesco plc ORD                                      2,591,930
           158,133  Wal-Mart Stores, Inc.                              7,637,824
           572,000  Wumart Stores Inc. Cl H ORD                          503,704
            39,202  X5 Retail Group N.V. GDR ORD(1)                    1,105,888
                                                                 ---------------
                                                                      19,122,226
                                                                 ---------------
FOOD PRODUCTS - 1.9%
            11,400  Bunge Ltd.                                           904,704
           103,703  Campbell Soup Co.                                  4,234,192
           690,000  China Yurun Food Group Ltd.                          722,425
             2,400  CJ Corp. ORD                                         248,504
           119,032  ConAgra Foods, Inc.                                3,003,177
            44,460  General Mills, Inc.                                2,505,766
            20,990  Groupe Danone ORD                                  3,325,252
           152,519  Gruma, SA de CV Series B ORD                         481,042
            24,300  H.J. Heinz Co.                                     1,114,641
            12,200  Kellogg Co.                                          609,024
            49,700  Kraft Foods Inc. Cl A                              1,586,424
           324,000  Kuala Lumpur Kepong Bhd ORD                          971,168
             2,290  Nestle SA ORD                                        853,545
           181,500  PT Astra Agro Lestari Tbk ORD                        249,447
            24,930  Royal Numico N.V. ORD                              1,285,140
                51  Seaboard Corp.                                       109,650
            70,000  Unilever N.V. New York Shares                      1,817,900
                                                                 ---------------
                                                                      24,022,001
                                                                 ---------------
GAS UTILITIES - 0.1%
           168,000  Osaka Gas Co. Ltd. ORD                               660,104
            12,400  WGL Holdings Inc.                                    390,848
                                                                 ---------------
                                                                       1,050,952
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.3%
            39,862  Baxter International, Inc.                         1,993,499
             9,300  Beckman Coulter, Inc.                                596,688
            66,125  Becton Dickinson & Co.                             5,024,839
            18,000  Cytyc Corp.(1)                                       545,400
            30,200  DENTSPLY International Inc.                          952,508
            11,800  DJO Inc.(1)                                          462,324
             3,950  Essilor International SA Cie
                    Generale D'Optique ORD                               450,728
             4,500  Idexx Laboratories, Inc.(1)                          387,810
            36,100  Medtronic, Inc.                                    1,817,996
             7,445  Mettler-Toledo International, Inc.(1)                642,950
            32,000  Symmetry Medical Inc.(1)                             477,120
             7,950  Synthes Inc.                                         995,994

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            26,349  Zimmer Holdings Inc.(1)                            2,222,011
                                                                 ---------------
                                                                      16,569,867
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 1.7%
            33,625  AMERIGROUP Corporation(1)                          1,112,315
             7,660  Apria Healthcare Group Inc.(1)                       243,971
            17,500  Express Scripts, Inc.(1)                           1,319,675
            12,180  Fresenius Medical Care AG
                    & Co. KGaA ORD                                     1,724,408
            46,845  Humana Inc.(1)                                     2,803,205
            45,300  Laboratory Corp. of America
                    Holdings(1)                                        3,612,675
            45,922  McKesson Corp.                                     2,560,611
            26,300  Medco Health Solutions Inc.(1)                     1,778,143
            13,943  Medial Saude SA ORD(1)                               141,104
           388,746  Network Healthcare Holdings
                    Ltd. ORD                                             756,430
             6,500  Quest Diagnostics Inc.                               331,630
            16,235  UnitedHealth Group Incorporated                      847,467
             3,700  Universal Health Services, Inc. Cl B                 214,082
            12,100  VCA Antech Inc.(1)                                   444,191
            35,690  WellCare Health Plans Inc.(1)                      2,930,506
                                                                 ---------------
                                                                      20,820,413
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.7%
            22,540  Accor SA ORD                                       1,990,142
            16,157  Chipotle Mexican Grill Inc. Cl B(1)                  900,430
            25,320  Choice Hotels International Inc.                     949,247
           245,000  FU JI Food and Catering Services
                    Holdings Ltd. ORD                                    743,199
            42,700  Hilton Hotels Corporation                          1,507,310
            21,385  Home Inns & Hotels Management
                    Inc. ADR(1)                                          903,516
            42,400  International Game Technology                      1,749,000
             8,651  International Speedway Corp.                         460,233
            56,700  Las Vegas Sands Corp.(1)                           4,892,075
            37,445  McDonald's Corporation                             1,637,095
            23,200  OSI Restaurant Partners, Inc.                        928,000
             1,488  Shreveport Gaming
                    Holdings Inc.(1)                                      26,457
            18,800  Speedway Motorsports Inc.                            702,556
            43,900  Starbucks Corporation(1)                           1,356,510
               113  Trump Entertainment
                    Resorts, Inc.(1)                                       1,988
            49,400  Wendy's International, Inc.                        1,585,246
            36,153  WMS Industries Inc.(1)                             1,353,207
                                                                 ---------------
                                                                      21,686,211
                                                                 ---------------
HOUSEHOLD DURABLES - 1.0%
           184,335  Corporacion GEO, SAB de CV
                    Series B ORD(1)                                      997,845
            57,613  Gafisa SA ORD                                        837,810
            11,140  Koninklijke Philips Electronics
                    N.V. ORD                                             409,327
            85,198  LPS Brasil - Consultoria de
                    Imoveis SA ORD(1)                                    882,272
            11,000  Makita Corp. ORD                                     404,326
            22,700  Mohawk Industries Inc.(1)                          1,986,704
           141,000  Newell Rubbermaid Inc.                             4,317,420
            16,800  Sony Corp. ORD                                       875,880
            34,800  Tempur-Pedic International Inc.                      866,172
           146,277  Urbi Desarrollos Urbanos, SA de
                    CV ORD(1)                                            575,876

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
             1,300  Whirlpool Corp.                                      114,673
                                                                 ---------------
                                                                      12,268,305
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.5%
             4,300  Clorox Company                                       272,448
            20,339  Colgate-Palmolive Co.                              1,370,035
            16,200  Kimberly-Clark Corp.                               1,103,382
            22,100  Procter & Gamble Co. (The)                         1,403,129
            35,602  Reckitt Benckiser plc ORD                          1,792,443
                                                                 ---------------
                                                                       5,941,437
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 0.6%
            93,405  AES Corp. (The)(1)                                 1,991,395
           142,340  International Power plc ORD                        1,020,171
         5,656,073  PNOC Energy Development
                    Corp. ORD(1)                                         675,352
           110,900  Tanjong plc                                          455,884
            55,112  TXU Corp.                                          3,645,658
                                                                 ---------------
                                                                       7,788,460
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 1.5%
             3,000  3M Co.                                               222,240
            41,726  Barloworld Ltd. ORD                                  998,480
           265,600  General Electric Co.                               9,274,753
           103,000  Keppel Corp. Ltd. ORD                              1,219,812
            86,480  McDermott International, Inc.(1)                   4,168,336
            56,239  Murray & Roberts Holdings
                    Ltd. ORD                                             415,993
            14,530  Siemens AG ORD                                     1,533,223
            43,800  Tyco International Ltd.                            1,350,354
                                                                 ---------------
                                                                      19,183,191
                                                                 ---------------
INSURANCE - 2.8%
             8,140  Allianz SE ORD                                     1,753,212
            28,300  Allstate Corp.                                     1,699,698
            29,300  Ambac Financial Group, Inc.                        2,567,852
            65,542  American Financial Group, Inc.                     2,293,970
            46,200  American International Group, Inc.                 3,100,021
            22,896  Arch Capital Group Ltd.(1)                         1,476,563
            16,933  Aspen Insurance Holdings Ltd.                        448,725
            63,447  AXA SA ORD                                         2,699,829
            51,242  Axis Capital Holdings Limited                      1,732,492
            26,076  Berkley (W.R.) Corp.                                 850,078
                 3  Berkshire Hathaway Inc. Cl A(1)                      318,570
            11,700  Chubb Corp.                                          597,285
            49,864  Endurance Specialty Holdings Ltd.                  1,768,177
            17,100  Genworth Financial Inc. Cl A                         604,827
            16,200  Hartford Financial Services
                    Group Inc. (The)                                   1,531,872
            95,000  LIG Non-Life Insurance Co.,
                    Ltd. ORD                                           1,632,718
            22,800  Loews Corp.                                          990,432
            44,400  Marsh & McLennan Companies,
                    Inc.                                               1,306,248
             1,280  PartnerRe Ltd.                                        88,934

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
             3,696  Philadelphia Consolidated
                    Holding Co.(1)                                       169,683
            90,930  Prudential plc ORD                                 1,202,535
            69,900  QBE Insurance Group Limited ORD                    1,762,263
           641,140  Shin Kong Financial Holding
                    Co. Ltd. ORD                                         633,441
            11,000  Torchmark Corp.                                      703,120
            57,500  Travelers Companies, Inc. (The)                    2,918,700
                                                                 ---------------
                                                                      34,851,245
                                                                 ---------------
INTERNET & CATALOG RETAIL(2)
             3,932  Priceline.com Inc.(1)                                206,076
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 0.8%
            32,489  Akamai Technologies, Inc.(1)                       1,675,458
            24,700  Digital River Inc.(1)                              1,368,133
            42,300  eBay Inc.(1)                                       1,356,138
            21,700  Equinix Inc.(1)                                    1,793,939
             7,400  Google Inc. Cl A(1)                                3,325,930
            20,100  SAVVIS Inc.(1)                                       863,697
                                                                 ---------------
                                                                      10,383,295
                                                                 ---------------
IT SERVICES - 2.2%
           126,204  Accenture Ltd. Cl A                                4,505,483
            45,081  Acxiom Corp.                                         962,930
            66,000  Alliance Data Systems Corp.(1)                     3,943,500
            19,600  Cognizant Technology Solutions
                    Corporation Cl A(1)                                1,767,920
             2,785  Electronic Data Systems Corp.                         78,036
            12,000  Fiserv, Inc.(1)                                      635,520
            42,000  Gartner, Inc.(1)                                     888,720
            47,960  Infosys Technologies Ltd. ADR                      2,602,310
            75,026  International Business Machines
                    Corp.                                              6,978,167
            51,042  Tata Consultancy Services Ltd.
                    ORD                                                1,375,842
             8,040  Total System Services Inc.                           251,009
           144,800  Western Union Co. (The)                            3,137,816
             7,390  WNS Holdings Ltd. ADR(1)                             237,736
                                                                 ---------------
                                                                      27,364,989
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.3%
            12,009  Eastman Kodak Co.                                    286,775
            95,858  Hasbro, Inc.                                       2,711,823
            37,296  Mattel, Inc.                                         970,069
                                                                 ---------------
                                                                       3,968,667
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 0.9%
            50,246  Applera Corporation - Applied
                    Biosystems Group                                   1,551,596
           203,000  Thermo Fisher Scientific Inc.(1)                   9,189,810
            16,000  Waters Corp.(1)                                      868,160
                                                                 ---------------
                                                                      11,609,566
                                                                 ---------------

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
MACHINERY - 1.8%
           151,200  AGCO Corp.(1)                                      5,480,999
             4,200  Caterpillar Inc.                                     270,564
            16,807  Cummins Inc.                                       2,263,567
            16,400  Deere & Co.                                        1,778,088
            15,500  Dover Corp.                                          740,745
            10,900  Fanuc Ltd. ORD                                       974,456
            23,900  Ingersoll-Rand Company Cl A                        1,035,109
            38,300  JTEKT Corp. ORD                                      676,387
            27,210  Kone Oyj ORD                                       1,557,486
            59,200  Lupatech SA ORD(1)                                   908,839
            29,600  Manitowoc Co., Inc. (The)                          1,737,520
            17,330  Metso Oyj ORD                                        860,111
             8,900  Parker-Hannifin Corp.                                733,271
           136,000  Sumitomo Heavy Industries
                    Ltd. ORD                                           1,395,108
            14,500  Terex Corp.(1)                                       954,680
            12,980  Valmont Industries, Inc.                             736,226
                                                                 ---------------
                                                                      22,103,156
                                                                 ---------------
MARINE - 0.2%
            24,370  American Commercial
                    Lines Inc.(1)                                        880,488
            54,000  Nippon Yusen Kabushiki
                    Kaisha ORD                                           426,634
           836,000  U-Ming Marine Transport
                    Corp. ORD(1)                                       1,230,116
                                                                 ---------------
                                                                       2,537,238
                                                                 ---------------
MEDIA - 1.5%
            44,955  Agora SA ORD                                         617,597
            49,170  British Sky Broadcasting Group
                    plc ORD                                              537,785
            73,870  Daily Mail and General Trust
                    plc A Shares ORD                                   1,122,696
           104,423  DIRECTV Group, Inc. (The)(1)                       2,355,783
            21,900  Gannett Co., Inc.                                  1,341,594
           277,800  Interpublic Group of
                    Companies, Inc.(1)                                 3,497,501
            29,800  Lamar Advertising Co. Cl A(1)                      1,908,690
            29,400  Liberty Global, Inc. Series A(1)                     846,426
             3,023  Omnicom Group Inc.                                   313,213
            33,770  Pearson plc ORD                                      523,855
            97,600  Time Warner Inc.                                   1,986,160
            22,100  Viacom Inc. Cl B(1)                                  862,784
            81,154  Walt Disney Co. (The)                              2,780,336
                                                                 ---------------
                                                                      18,694,420
                                                                 ---------------
METALS & MINING - 1.2%
            28,300  Allegheny Technologies Inc.                        2,899,336
            15,618  Anglo American plc ORD                               741,469
            80,914  BHP Billiton Ltd. ORD                              1,729,486
           800,615  China Steel Corp. ORD                                877,351
            16,303  Freeport-McMoRan Copper &
                    Gold, Inc. Cl B                                      935,955
            40,781  JSW Steel Ltd. ORD                                   434,402
            32,686  Kumba Iron Ore Ltd. ORD(1)                           575,116
             9,700  Newmont Mining Corporation                           437,179
           175,000  Nippon Steel Corp. ORD                             1,190,376
            12,004  Nucor Corp.                                          730,683
            10,323  Phelps Dodge Corp.                                 1,289,446

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
             4,235  POSCO ORD                                          1,585,991
            18,830  Rio Tinto Ltd. ORD                                 1,121,542
             2,273  United States Steel Corp.                            201,433
                                                                 ---------------
                                                                      14,749,765
                                                                 ---------------
MULTI-UTILITIES - 0.4%
            16,300  Ameren Corp.                                         851,349
             1,100  Dominion Resources Inc.                               94,083
            27,900  NiSource Inc.                                        663,741
            37,500  Puget Energy, Inc.                                   925,125
            24,420  Veolia Environnement ORD                           1,722,840
            10,000  Wisconsin Energy Corp.                               479,500
                                                                 ---------------
                                                                       4,736,638
                                                                 ---------------
MULTILINE RETAIL - 1.7%
           159,641  Big Lots, Inc.(1)                                  3,995,814
            27,450  Daiei Inc. (The) ORD(1)                              376,453
            90,100  Dollar General Corp.                               1,520,888
             8,566  Dollar Tree Stores Inc.(1)                           292,186
            42,259  Dufry South America Ltd. BDR(1)                      668,661
            21,068  Federated Department Stores, Inc.                    940,897
         1,110,000  Golden Eagle Retail Group Ltd.                       839,655
            45,025  KarstadtQuelle AG ORD(1)                           1,564,435
            40,174  Kohl's Corp.(1)                                    2,771,604
           214,506  La Polar SA ORD                                    1,209,045
           125,880  Lojas Renner SA ORD                                1,771,864
            92,476  Marks & Spencer Group plc ORD                      1,225,705
           242,000  Parkson Retail Group Ltd. ORD                      1,462,002
             8,850  PPR SA ORD                                         1,331,413
           336,710  Ripley Corp. SA ORD(1)                               443,245
            23,500  Target Corp.                                       1,445,955
                                                                 ---------------
                                                                      21,859,822
                                                                 ---------------
OFFICE ELECTRONICS - 0.2%
            26,400  Canon, Inc. ORD                                    1,443,306
            42,100  Xerox Corp.(1)                                       727,067
                                                                 ---------------
                                                                       2,170,373
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 4.6%
             9,000  Anadarko Petroleum Corp.                             362,070
            31,100  Apache Corp.                                       2,131,283
           155,810  BG Group plc ORD                                   2,117,164
            27,600  BP plc ADR                                         1,701,264
           101,767  Chevron Corp.                                      6,982,233
           886,000  China Petroleum & Chemical
                    Corp. Cl H ORD                                       708,768
            33,000  ConocoPhillips                                     2,158,860
            23,800  Devon Energy Corporation                           1,563,898
            56,874  EnCana Corp.                                       2,764,076
            37,650  ENI SpA ORD                                        1,153,254
            15,700  Equitable Resources Inc.                             669,919
           203,607  Exxon Mobil Corp.                                 14,594,549
            19,960  GS Holdings Corp. ORD                                681,850

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            42,780  KazMunaiGas Exploration
                    Production GDR(1)                                    868,434
            35,055  Marathon Oil Corp.                                 3,180,891
             4,300  Murphy Oil Corp.                                     222,826
            38,561  OAO Gazprom ADR                                    1,570,204
            52,989  Oil and Gas Development Co.
                    Ltd. GDR                                           1,020,038
           968,000  PetroChina Co. Ltd. Cl H ORD                       1,128,715
            14,190  Petroleo Brasileiro SA ADR                         1,282,776
            43,400  Royal Dutch Shell plc ADR                          2,821,434
            88,670  Statoil ASA ORD                                    2,262,635
            11,661  Tesoro Corp.                                       1,062,784
            33,690  Total SA ORD                                       2,274,315
            13,049  Valero Energy Corp.                                  752,275
            40,200  XTO Energy Inc.                                    2,076,732
                                                                 ---------------
                                                                      58,113,247
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.4%
         1,868,000  Chung Hwa Pulp Corp. ORD                             946,130
         1,108,660  Masisa SA ORD                                        252,832
            11,600  MeadWestvaco Corp.                                   353,220
           302,433  Nine Dragons Paper Holdings
                    Ltd. ORD                                             627,097
           108,000  Sappi Ltd. ORD                                     1,527,676
            21,300  Weyerhaeuser Co.                                   1,829,032
                                                                 ---------------
                                                                       5,535,987
                                                                 ---------------
PERSONAL PRODUCTS - 0.2%
             2,076  Amorepacific Corp. ORD                             1,220,140
            15,755  Bare Escentuals Inc.(1)                              548,116
           432,000  Beauty China Holdings Ltd. ORD                       288,311
            16,732  NBTY Inc.(1)                                         814,514
                                                                 ---------------
                                                                       2,871,081
                                                                 ---------------
PHARMACEUTICALS - 3.3%
            54,800  Abbott Laboratories                                2,993,176
            15,900  Allergan, Inc.                                     1,776,189
             7,800  Bristol-Myers Squibb Co.                             205,842
            24,600  Eli Lilly and Company                              1,294,944
            45,430  GlaxoSmithKline plc ORD                            1,275,651
            32,700  Johnson & Johnson                                  2,061,735
            85,851  Merck & Co., Inc.                                  3,791,180
            21,350  Novartis AG ORD                                    1,189,276
           240,857  Pfizer Inc.                                        6,011,790
            32,996  Roche Holding AG ORD                               5,889,191
           249,400  Schering-Plough Corp.                              5,855,912
           214,800  Shire plc ORD                                      4,555,238
            83,000  Teva Pharmaceutical Industries
                    Ltd. ADR                                           2,951,480
            11,600  Watson Pharmaceuticals, Inc.(1)                      305,776
            31,000  Wyeth                                              1,516,520
                                                                 ---------------
                                                                      41,673,900
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 0.1%
            28,034  Digital Realty Trust Inc.                          1,111,268

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
             7,447  Potlatch Corp.                                       336,604
                                                                 ---------------
                                                                       1,447,872
                                                                 ---------------
REAL ESTATE MANAGEMENT &
DEVELOPMENT - 0.6%
        14,995,500  Filinvest Land Inc. ORD(1)                           518,630
            33,624  Globe Trade Centre SA ORD(1)                         534,573
            13,100  Jones Lang LaSalle Inc.                            1,386,635
         1,338,000  Robinsons Land Corp. ORD                             509,583
            49,791  Sistema Hals GDR(1)                                  622,388
            45,000  Sumitomo Realty & Development
                    Co. Ltd. ORD                                       1,794,752
            85,000  Tokyo Tatemono Co. Ltd. ORD                        1,182,221
           454,000  Yanlord Land Group Ltd. ORD(1)                       585,193
                                                                 ---------------
                                                                       7,133,975
                                                                 ---------------
ROAD & RAIL - 0.2%
           107,235  ALL - America Latina Logistica
                    SA ORD                                             1,229,655
             4,544  Burlington Northern Santa Fe Corp.                   359,839
             4,930  CSX Corporation                                      185,713
             4,952  Norfolk Southern Corp.                               234,725
             3,409  Union Pacific Corp.                                  336,230
                                                                 ---------------
                                                                       2,346,162
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 1.7%
            53,427  Amkor Technology Inc.(1)                             616,013
            82,115  Applied Materials, Inc.                            1,524,876
            17,090  ASML Holding N.V. ORD(1)                             420,821
            82,900  Broadcom Corp. Cl A(1)                             2,826,061
            84,367  Himax Technologies Inc. ADR(1)                       482,579
           212,400  Intel Corp.                                        4,216,140
             1,900  KLA-Tencor Corp.                                      98,306
             9,050  Lam Research Corp.(1)                                404,173
            93,100  MEMC Electronic Materials Inc.(1)                  4,801,167
             5,888  Novellus Systems, Inc.(1)                            189,594
           664,000  Realtek Semiconductor Corp. ORD                    1,091,427
             2,480  Samsung Electronics ORD                            1,491,789
            33,000  Sigma Designs Inc.(1)                                930,270
           104,500  STMicroelectronics N.V. New
                    York Shares                                        2,033,570
             6,505  Varian Semiconductor Equipment
                    Associates, Inc.(1)                                  310,874
                                                                 ---------------
                                                                      21,437,660
                                                                 ---------------
SOFTWARE - 1.7%
            82,400  Activision, Inc.(1)                                1,377,728
            76,085  BMC Software Inc.(1)                               2,347,983
            40,700  Business Objects SA ADR(1)                         1,469,270
            51,636  Mentor Graphics Corp.(1)                             872,132
           104,000  Microsoft Corporation                              2,929,680
            26,500  Nintendo Co., Ltd. ORD                             7,053,531
            87,300  Oracle Corp.(1)                                    1,434,339
            75,800  THQ Inc.(1)                                        2,441,518

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            35,122  Totvs SA ORD(1)                                      843,523
                                                                 ---------------
                                                                      20,769,704
                                                                 ---------------
SPECIALTY RETAIL - 2.2%
             7,711  American Eagle Outfitters, Inc.                      239,427
            10,038  AutoZone, Inc.(1)                                  1,257,661
           140,400  Blockbuster Inc. Cl A(1)                             932,256
           145,347  Carphone Warehouse Group
                    plc ORD                                              848,362
            14,400  DSW Inc. Cl A(1)                                     576,720
           164,000  Esprit Holdings Limited ORD                        1,708,672
            68,300  GameStop Corp. Cl A(1)                             3,580,285
           106,000  Gap, Inc. (The)                                    2,034,140
            13,754  Group 1 Automotive, Inc.                             636,398
            21,500  Guess?, Inc.                                       1,751,820
            89,900  Home Depot, Inc. (The)                             3,560,040
            36,030  Inditex SA ORD                                     2,097,139
            93,600  Lowe's Companies, Inc.                             3,047,616
            37,657  Office Depot, Inc.(1)                              1,256,238
             1,553  OfficeMax Inc.                                        80,601
            82,800  TJX Companies, Inc. (The)                          2,277,000
            37,200  Urban Outfitters Inc.(1)                             923,304
                                                                 ---------------
                                                                      26,807,679
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.9%
            14,418  Brown Shoe Company, Inc.                             739,643
           177,601  Burberry Group plc ORD                             2,202,277
            27,700  Coach Inc.(1)                                      1,307,440
            24,710  Compagnie Financiere Richemont
                    AG Cl A ORD                                        1,365,283
            17,900  Liz Claiborne, Inc.                                  805,500
             7,650  LVMH Moet Hennessy Louis
                    Vuitton SA ORD                                       847,523
            16,700  Phillips-Van Heusen                                  915,828
            17,300  Polo Ralph Lauren Corp.                            1,504,754
             9,400  VF Corp.                                             750,214
         1,926,000  Win Hanverky Holdings Ltd.(1)                      1,207,933
                                                                 ---------------
                                                                      11,646,395
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 0.9%
             1,659  Downey Financial Corp.                               108,731
            12,700  Fannie Mae                                           720,471
            16,717  FirstFed Financial Corp.(1)                          956,212
            83,694  Freddie Mac                                        5,371,481
            25,400  MGIC Investment Corp.                              1,532,890
            48,828  Washington Mutual, Inc.                            2,103,510
                                                                 ---------------
                                                                      10,793,295
                                                                 ---------------
TOBACCO - 0.1%
            19,000  Altria Group Inc.                                  1,601,320
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 0.1%
             2,600  Grainger (W.W.), Inc.                                200,590

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                               VALUE
--------------------------------------------------------------------------------
            86,000  Marubeni Corp. ORD                                   539,930
                                                                 ---------------
                                                                         740,520
                                                                 ---------------
TRANSPORTATION INFRASTRUCTURE - 0.3%
            69,865  Cintra Concesiones de
                    Infraestructuras de Transporte SA ORD              1,229,477
            35,969  Grupo Aeroportuario del Pacifico,
                    SAB de CV ADR                                      1,493,073
            92,287  Santos-Brasil SA ORD                               1,121,264
                                                                 ---------------
                                                                       3,843,814
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 3.7%
           105,530  America Movil, SAB de CV ADR                       4,622,214
           154,500  American Tower Corp. Cl A(1)                       5,985,330
           122,500  China Mobile Ltd. ORD                              1,138,317
            62,100  Crown Castle International
                    Corp.(1)                                           2,034,396
               180  KDDI Corp. ORD                                     1,409,946
            99,724  Leap Wireless International, Inc.(1)               6,738,351
            43,500  Millicom International Cellular
                    SA(1)                                              3,127,650
            17,000  Mobile TeleSystems ADR                               872,100
           150,436  NII Holdings, Inc. Cl B(1)                        10,656,885
            29,733  Philippine Long Distance
                    Telephone Co. ADR                                  1,456,917
            27,680  Rogers Communications Inc.
                    Cl B ORD                                             903,383
           185,722  SBA Communications Corp.
                    Cl A(1)                                            5,008,922
            53,200  Sprint Nextel Corp.                                1,025,696
           592,240  Vodafone Group plc ORD                             1,645,535
                                                                 ---------------
                                                                      46,625,642
                                                                 ---------------
TOTAL COMMON STOCKS                                                  965,969,561
(Cost $785,385,665)                                              ---------------

PREFERRED STOCKS - 0.2%
GAS UTILITIES - 0.1%
         7,860,000  Companhia de Gas de Sao Paulo
                    Cl A ORD                                           1,299,205
                                                                 ---------------
MULTILINE RETAIL(2)
         5,200,000  Lojas Americanas SA ORD                              290,181
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.1%
            13,264  Aracruz Celulose SA ADR                              711,746
                                                                 ---------------
TOTAL PREFERRED STOCKS                                                 2,301,132
(Cost $1,908,273)                                                ---------------

CORPORATE BONDS - 6.8%
AEROSPACE & DEFENSE - 0.2%
          $450,000  DRS Technologies, Inc.,
                    7.625%, 2/1/18(3)                                    465,750
           325,000  L-3 Communications Corp.,
                    6.125%, 7/15/13                                      322,563
           150,000  L-3 Communications Corp.,
                    6.375%, 10/15/15                                     150,000
           257,000  Lockheed Martin Corp.,
                    6.19%, 9/1/36                                        278,660

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
           440,000  United Technologies Corp.,
                    4.375%, 5/1/10(3)                                    432,321
           420,000  United Technologies Corp., 6.05%,
                    6/1/36(3)                                            451,592
                                                                 ---------------
                                                                       2,100,886
                                                                 ---------------
BEVERAGES - 0.1%
           490,000  Diageo Capital plc, 5.875%,
                    9/30/36                                              491,507
           250,000  Miller Brewing Co., 4.25%,
                    8/15/08 (Acquired 8/6/03 -
                    1/6/04, Cost $251,108)(4)                            246,415
           580,000  SABMiller plc, 6.20%, 7/1/11
                    (Acquired 6/27/06, Cost
                    $579,588)(3)(4)                                      600,442
                                                                 ---------------
                                                                       1,338,364
                                                                 ---------------
BIOTECHNOLOGY(2)
           360,000  Genentech, Inc., 4.75%, 7/15/15                      349,700
                                                                 ---------------
BUILDING PRODUCTS(2)
           375,000  Nortek Inc., 8.50%, 9/1/14                           383,438
                                                                 ---------------
CAPITAL MARKETS - 0.2%
           460,000  Lehman Brothers Holdings Inc.,
                    5.00%, 1/14/11                                       458,589
           260,000  Merrill Lynch & Co., Inc., 4.25%,
                    2/8/10                                               253,999
           570,000  Merrill Lynch & Co., Inc., 4.79%,
                    8/4/10(3)                                            565,523
           485,000  Merrill Lynch & Co., Inc., 6.05%,
                    5/16/16(3)                                           505,175
           200,000  Morgan Stanley, 4.00%, 1/15/10                       194,480
           150,000  Morgan Stanley, 4.25%, 5/15/10                       146,490
                                                                 ---------------
                                                                       2,124,256
                                                                 ---------------
CHEMICALS - 0.1%
           300,000  Basell AF S.C.A., 8.375%, 8/15/15
                   (Acquired 8/4/05, Cost
                    $300,000)(4)                                         318,000
           450,000  Hexion US Finance Corp./Hexion
                    Nova Scotia Finance ULC, 9.75%,
                    11/15/14 (Acquired 10/27/06,
                    Cost $450,000)(4)                                    479,250
           200,000  Lyondell Chemical Co., 8.25%,
                    9/15/16                                              216,000
                                                                 ---------------
                                                                       1,013,250
                                                                 ---------------
COMMERCIAL BANKS - 0.2%
           410,000  Capital One Financial Corp., 5.70%,
                    9/15/11                                              417,230
           330,000  PNC Bank N.A., 4.875%, 9/21/17                       318,530
           305,000  PNC Funding Corp., 5.125%,
                    12/14/10                                             306,368
           350,000  Wachovia Bank N.A., 4.80%,
                    11/1/14                                              339,826
           530,000  Wachovia Bank N.A., 4.875%,
                    2/1/15(3)                                            516,821
           440,000  Wachovia Corp., 5.625%, 10/15/16                     449,597
           390,000  Wells Fargo & Co., 4.625%,
                    8/9/10(3)                                            385,451
                                                                 ---------------
                                                                       2,733,823
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.1%
           450,000  Allied Waste North America, Inc.,
                    6.375%, 4/15/11                                      453,375
           650,000  Cenveo Corp., 7.875%, 12/1/13(3)                     641,875

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
           550,000  Corrections Corp. of America,
                    6.25%, 3/15/13                                       551,375
                                                                 ---------------
                                                                       1,646,625
                                                                 ---------------
COMMUNICATIONS EQUIPMENT(2)
           575,000  Nordic Telephone Co. Holdings
                    ApS, 8.875%, 5/1/16 (Acquired
                    5/5/06, Cost $600,156)(3)(4)                         622,438
                                                                 ---------------
COMPUTERS & PERIPHERALS(2)
           500,000  Xerox Corp., 6.875%, 8/15/11                         531,935
                                                                 ---------------
CONSUMER FINANCE(2)
           235,000  American Express Centurion Bank,
                    4.375%, 7/30/09                                      232,235
                                                                 ---------------
CONTAINERS & PACKAGING - 0.1%
           550,000  Ball Corp., 6.875%, 12/15/12(3)                      563,750
           250,000  Graham Packaging Co. Inc., 8.50%,
                    10/15/12                                             255,000
           350,000  Graham Packaging Co. Inc.,
                    9.875%, 10/15/14                                     362,250
                                                                 ---------------
                                                                       1,181,000
                                                                 ---------------
DISTRIBUTORS(2)
           375,000  Amscan Holdings Inc., 8.75%,
                    5/1/14                                               371,250
                                                                 ---------------
DIVERSIFIED - 0.5%
         6,000,000  Dow Jones CDX N.A. High Yield
                    Secured Note, 8.375%, 12/29/11
                    (Acquired 9/27/06, Cost
                    $5,999,550)(4)                                     6,225,000
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 0.5%
           775,000  Bank of America Corp., 4.375%,
                    12/1/10(3)                                           759,676
           340,000  Bank of America N.A., 6.00%,
                    10/15/36                                             355,236
           260,000  Citigroup Inc., 6.125%, 8/25/36                      275,874
           300,000  Ford Motor Credit Co., 6.625%,
                    6/16/08                                              300,870
           450,000  Ford Motor Credit Co., 7.375%,
                    10/28/09                                             453,647
           325,000  Ford Motor Credit Co., 7.25%,
                    10/25/11                                             320,011
           260,000  General Electric Capital Corp.,
                    6.125%, 2/22/11                                      270,221
           750,000  General Motors Acceptance Corp.,
                    6.875%, 9/15/11(3)                                   759,733
           300,000  General Motors Acceptance Corp.,
                    6.75%, 12/1/14                                       299,642
           350,000  General Motors Acceptance Corp.,
                    8.00%, 11/1/31                                       387,027
           475,000  HSBC Finance Corp., 4.75%,
                    4/15/10                                              471,837
           250,000  HSBC Finance Corp., 4.625%,
                    9/15/10                                              247,211
           390,000  John Deere Capital Corp., 4.50%,
                    8/25/08                                              386,449
           350,000  JPMorgan Chase & Co., 6.75%,
                    2/1/11                                               369,682
                                                                 ---------------
                                                                       5,657,116
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 0.4%
           562,000  AT&T Corp., 7.30%, 11/15/11(3)                       613,251
           330,000  AT&T Inc., 6.80%, 5/15/36                            362,915
            37,000  BellSouth Corp., 6.875%, 10/15/31                     40,247
           350,000  Citizens Communications Co.,
                    6.25%, 1/15/13                                       351,750

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
           200,000  Embarq Corp., 7.08%, 6/1/16                          207,162
           150,000  Intelsat Bermuda Ltd., 9.25%,
                    6/15/16 (Acquired 6/19/06, Cost
                    $150,000)(4)                                         166,500
           500,000  Intelsat Subsidiary Holding Co. Ltd.,
                    8.25%, 1/15/13(3)                                    523,750
           250,000  Intelsat Subsidiary Holding Co. Ltd.,
                    8.625%, 1/15/15                                      270,000
           400,000  Level 3 Financing Inc., 9.25%,
                    11/1/14 (Acquired 10/25/06,
                    Cost $400,000)(4)                                    412,500
           775,000  Qwest Communications
                    International Inc., 7.50%,
                    2/15/14(3)                                           806,968
           475,000  Qwest Corp., 7.875%, 9/1/11(3)                       506,469
           170,000  Sprint Capital Corp., 6.875%,
                    11/15/28                                             173,826
           470,000  Telecom Italia Capital SA, 4.00%,
                    1/15/10(3)                                           453,890
           240,000  Verizon Communications Inc.,
                    5.55%, 2/15/16(3)                                    242,400
            70,000  Verizon Global Funding Corp.,
                    5.85%, 9/15/35                                        68,516
                                                                 ---------------
                                                                       5,200,144
                                                                 ---------------
ELECTRIC UTILITIES - 0.2%
           380,000  Carolina Power & Light Co.,
                    5.15%, 4/1/15                                        376,845
           340,000  Carolina Power & Light Co.,
                    5.25%, 12/15/15                                      338,861
           485,000  CenterPoint Energy Resources
                    Corp., 6.50%, 2/1/08(3)                              489,798
           232,000  FirstEnergy Corp., 7.375%,
                    11/15/31                                             271,252
           210,000  Florida Power Corp., 4.50%,
                    6/1/10                                               205,807
           310,000  Southern California Edison Co.,
                    5.625%, 2/1/36                                       309,937
           160,000  Toledo Edison Co., 6.15%, 5/15/37                    162,951
                                                                 ---------------
                                                                       2,155,451
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.1%
           250,000  Celestica Inc., 7.625%, 7/1/13                       239,375
           500,000  Flextronics International Ltd.,
                    6.50%, 5/15/13                                       497,500
                                                                 ---------------
                                                                         736,875
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.1%
           400,000  Hanover Compressor Co., 8.625%,
                    12/15/10                                             422,000
           250,000  Universal Compression Inc., 7.25%,
                    5/15/10(3)                                           255,625
                                                                 ---------------
                                                                         677,625
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.2%
           450,000  Ingles Markets, Inc., 8.875%,
                    12/1/11                                              471,375
           600,000  SUPERVALU INC., 7.50%,
                    11/15/14(3)                                          626,735
           360,000  Wal-Mart Stores, Inc., 4.125%,
                    7/1/10                                               351,604
            37,000  Wal-Mart Stores, Inc., 7.55%,
                    2/15/30                                               46,070
           435,000  Wal-Mart Stores, Inc., 5.25%,
                    9/1/35                                               410,791
                                                                 ---------------
                                                                       1,906,575
                                                                 ---------------
FOOD PRODUCTS - 0.1%
           650,000  Cadbury Schweppes U.S. Finance
                    LLC, 3.875%, 10/1/08 (Acquired
                    6/14/05 - 10/17/06,
                    Cost $634,882)(3)(4)                                 637,298
                                                                 ---------------

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
           350,000  Baxter Finco BV, 4.75%, 10/15/10                     346,022
           370,000  Baxter International, Inc., 5.90%,
                    9/1/16                                               385,405
           250,000  Boston Scientific Corp., 6.40%,
                    6/15/16                                              259,257
           575,000  Universal Hospital Services Inc.,
                    10.125%, 11/1/11(3)                                  613,812
                                                                 ---------------
                                                                       1,604,496
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.2%
           350,000  Genesis HealthCare Corp., 8.00%,
                    10/15/13                                             372,750
           375,000  HCA Inc., 9.25%, 11/15/16
                    (Acquired 11/9/06, Cost
                    $387,656)(4)                                         402,656
           375,000  HealthSouth Corp., 10.75%,
                    6/15/16 (Acquired 6/9/06, Cost
                    $369,394)(4)                                         420,938
           400,000  Laboratory Corp. of America
                    Holdings, 5.625%, 12/15/15                           398,866
           250,000  Omnicare Inc., 6.125%, 6/1/13                        241,875
           125,000  Omnicare Inc., 6.875%, 12/15/15                      124,375
                                                                 ---------------
                                                                       1,961,460
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.4%
           187,790  Eldorado Casino Shreveport,
                    10.00%, 8/1/12                                       181,217
           500,000  Herbst Gaming Inc., 8.125%,
                    6/1/12                                               515,000
           500,000  Majestic Star Casino LLC/Majestic
                    Star Casino Capital Corp., 9.50%,
                    10/15/10(3)                                          528,750
            69,000  Mandalay Resort Group, 9.375%,
                    2/15/10                                               74,003
           500,000  MGM Mirage, 8.50%, 9/15/10(3)                        538,125
           400,000  MGM Mirage, 6.75%, 9/1/12                            401,000
           300,000  Penn National Gaming, Inc.,
                    6.875%, 12/1/11                                      301,500
           390,000  Royal Caribbean Cruises Ltd.,
                    7.00%, 6/15/13(3)                                    406,405
           350,000  Royal Caribbean Cruises Ltd.,
                    6.875%, 12/1/13                                      362,539
           225,000  Six Flags Inc., 8.875%, 2/1/10                       225,563
           400,000  Six Flags Inc., 9.75%, 4/15/13                       394,000
           500,000  Trump Entertainment Resorts, Inc.,
                    8.50%, 6/1/15                                        502,500
           300,000  Wimar OpCo LLC/Wimar OpCo
                    Finance Corp., 9.625%, 12/15/14
                    (Acquired 12/14/06, Cost
                    $300,000)(4)                                         303,375
           500,000  Wynn Las Vegas LLC, 6.625%,
                    12/1/14                                              497,500
                                                                 ---------------
                                                                       5,231,477
                                                                 ---------------
HOUSEHOLD DURABLES - 0.1%
           400,000  Beazer Homes USA Inc., 8.125%,
                    6/15/16                                              415,000
           100,000  KB Home, 9.50%, 2/15/11                              103,375
           500,000  KB Home, 6.375%, 8/15/11(3)                          504,409
           425,000  Sealy Mattress Co., 8.25%,
                    6/15/14                                              450,500
           225,000  Standard Pacific Corp., 9.25%,
                    4/15/12                                              232,875
                                                                 ---------------
                                                                       1,706,159
                                                                 ---------------
HOUSEHOLD PRODUCTS(2)
           240,000  Procter & Gamble Co. (The),
                    5.55%, 3/5/37                                        240,174
                                                                 ---------------

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 0.1%
           500,000  AES Corp. (The), 8.75%, 5/15/13
                    (Acquired 5/14/04, Cost
                    $510,000)(3)(4)                                      536,250
           600,000  NRG Energy Inc., 7.375%, 2/1/16                      613,500
                                                                 ---------------
                                                                       1,149,750
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.1%
         1,100,000  General Electric Co., 5.00%,
                    2/1/13(3)                                          1,097,648
                                                                 ---------------
INSURANCE - 0.1%
           350,000  Allstate Financial Global Funding,
                    4.25%, 9/10/08 (Acquired 9/3/03,
                    Cost $349,314)(4)                                    345,664
           200,000  Genworth Financial Inc., 4.95%,
                    10/1/15                                              195,302
           210,000  Prudential Financial, Inc., 5.40%,
                    6/13/35                                              200,193
                                                                 ---------------
                                                                         741,159
                                                                 ---------------
IT SERVICES - 0.1%
           400,000  SunGard Data Systems Inc.,
                    9.125%, 8/15/13(3)                                   429,000
           325,000  SunGard Data Systems Inc.,
                    10.25%, 8/15/15                                      355,063
                                                                 ---------------
                                                                         784,063
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES(2)
           425,000  Fisher Scientific International Inc.,
                    6.75%, 8/15/14                                       440,600
                                                                 ---------------
MACHINERY(2)
           200,000  Rental Service Corp., 9.50%,
                    12/1/14 (Acquired 11/17/06,
                    Cost $204,500)(4)                                    214,000
            51,000  Terex Corp., 7.375%, 1/15/14                          52,658
                                                                 ---------------
                                                                         266,658
                                                                 ---------------
MEDIA - 0.6%
           400,000  Cablevision Systems Corp., 8.00%,
                    4/15/12                                              408,000
           325,000  Cadmus Communications Corp.,
                    8.375%, 6/15/14                                      330,688
           598,000  CCH I, LLC/CCH I Capital Corp.,
                    11.00%, 10/1/15                                      624,909
           625,000  Cinemark Inc., VRN, 0.00%,
                    3/15/09(5)                                           564,063
           440,000  Comcast Corp., 5.90%, 3/15/16                        453,741
           610,000  Cox Communications, Inc., 7.125%,
                    10/1/12                                              663,407
           350,000  CSC Holdings, Inc., 8.125%,
                    8/15/09                                              364,000
           250,000  CSC Holdings, Inc., 7.25%,
                    4/15/12 (Acquired 8/5/04, Cost
                    $241,250)(4)                                         248,750
           500,000  Dex Media Inc., 8.00%, 11/15/13                      525,000
           500,000  DirecTV Holdings LLC/DirecTV
                    Financing Co., Inc., 8.375%,
                    3/15/13                                              530,625
           500,000  Echostar DBS Corp., 6.375%,
                    10/1/11                                              503,750
           300,000  Idearc Inc., 8.00%, 11/15/16
                    (Acquired 11/1/06, Cost
                    $300,000)(4)                                         309,750
           225,000  Mediacom LLC/Mediacom Capital
                    Corp., 9.50%, 1/15/13                                231,750
           350,000  MediaNews Group, Inc., 6.875%,
                    10/1/13                                              325,500
           100,000  News America Holdings, 7.75%,
                    1/20/24                                              115,261
           600,000  Primedia Inc., 8.875%, 5/15/11(3)                    619,499

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
           400,000  Primedia Inc., 8.00%, 5/15/13(3)                     413,000
           450,000  R.H. Donnelley Corp., 8.875%,
                    1/15/16(3)                                           482,625
           170,000  Time Warner Inc., 5.50%,
                    11/15/11                                             172,093
            37,000  Time Warner Inc., 7.625%,
                    4/15/31                                               43,106
                                                                 ---------------
                                                                       7,929,517
                                                                 ---------------
METALS & MINING - 0.1%
           210,000  Alcan Inc., 4.50%, 5/15/13                           200,642
           260,000  Alcoa Inc., 5.55%, 2/1/17                            263,639
           350,000  IPSCO Inc., 8.75%, 6/1/13                            377,125
           410,000  Xstrata Finance Canada Ltd.,
                    5.50%, 11/16/11 (Acquired
                    11/8/06 - 11/17/06,
                    Cost $410,316)(4)                                    413,690
           170,000  Xstrata Finance Canada Ltd.,
                    5.80%, 11/15/16 (Acquired
                    11/8/06, Cost $169,580)(4)                           173,431
                                                                 ---------------
                                                                       1,428,527
                                                                 ---------------
MULTI-UTILITIES - 0.1%
           220,000  CenterPoint Energy Resources
                    Corp., 6.25%, 2/1/37                                 226,467
           250,000  CMS Energy Corp., 7.50%,
                    1/15/09                                              256,875
           390,000  Consolidated Edison Co. of
                    New York, Inc., 5.50%, 9/15/16                       397,025
           300,000  Dominion Resources Inc., 4.125%,
                    2/15/08                                              297,033
           200,000  Dominion Resources Inc., 4.75%,
                    12/15/10                                             197,371
           170,000  Dominion Resources Inc., 5.60%,
                    11/15/16                                             172,179
           255,000  Pacific Gas & Electric Co., 6.05%,
                    3/1/34                                               264,493
                                                                 ---------------
                                                                       1,811,443
                                                                 ---------------
MULTILINE RETAIL(2)
           150,000  May Department Stores Co. (The),
                    3.95%, 7/15/07                                       149,020
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 0.6%
           270,000  Anadarko Petroleum Corp., 5.95%,
                    9/15/16                                              274,210
            90,000  Apache Corp., 5.625%, 1/15/17                         92,047
           125,000  Chesapeake Energy Corp., 7.625%,
                    7/15/13                                              133,125
           450,000  Chesapeake Energy Corp., 7.50%,
                    6/15/14                                              473,625
            37,000  Conoco Inc., 6.95%, 4/15/29                           43,053
           197,000  Devon Financing Corp., ULC,
                    7.875%, 9/30/31                                      241,649
           525,000  El Paso Corp., 7.875%, 6/15/12                       572,250
           300,000  El Paso Corp., 7.80%, 8/1/31                         328,875
           650,000  Enterprise Products Operating L.P.,
                    4.95%, 6/1/10                                        646,784
           230,000  Enterprise Products Operating L.P.,
                    6.65%, 10/15/34                                      244,055
           550,000  Forest Oil Corp., 7.75%, 5/1/14(3)                   561,000
           389,000  Magnum Hunter Resources Inc.,
                    9.60%, 3/15/12                                       408,936
           525,000  Massey Energy Co., 6.625%,
                    11/15/10(3)                                          534,188
           125,000  Massey Energy Co., 6.875%,
                    12/15/13                                             120,625
           300,000  Pacific Energy Partners
                    L.P./Pacific Energy Finance Corp.,
                    7.125%, 6/15/14                                      314,917
           550,000  Premcor Refining Group Inc. (The),
                    6.125%, 5/1/11(3)                                    568,993
           225,000  Range Resources Corp., 7.375%,
                    7/15/13                                              231,188
           400,000  Sabine Pass LNG, L.P., 7.50%,
                    11/30/16 (Acquired 11/1/06, Cost
                    $400,000)(3)(4)                                      401,000
           180,000  Tesoro Corp., 6.25%, 11/1/12                         181,800
           300,000  Williams Companies, Inc. (The),
                    8.125%, 3/15/12                                      327,000

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
           310,000  XTO Energy Inc., 5.30%, 6/30/15                      305,981
           260,000  XTO Energy Inc., 6.10%, 4/1/36                       260,867
                                                                 ---------------
                                                                       7,266,168
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.2%
           300,000  Abitibi-Consolidated Inc., 6.95%,
                    4/1/08                                               300,750
           450,000  Boise Cascade LLC, 7.125%,
                    10/15/14                                             443,250
           320,000  Norske Skog Canada Ltd., 7.375%,
                    3/1/14                                               318,400
           475,000  Georgia-Pacific Corp., 7.70%,
                    6/15/15                                              491,625
           175,000  Georgia-Pacific Corp., 7.125%,
                    1/15/17 (Acquired 12/13/06, Cost
                    $175,000)(4)                                         175,875
            51,000  Jefferson Smurfit Corp., 8.25%,
                    10/1/12                                               52,275
           300,000  Verso Paper Holdings LLC/Verso
                    Paper Inc., 9.125%, 8/1/14
                    (Acquired 12/4/06, Cost
                    $314,250)(3)(4)                                      318,000
                                                                 ---------------
                                                                       2,100,175
                                                                 ---------------
PHARMACEUTICALS(2)
           410,000  Abbott Laboratories, 5.875%,
                    5/15/16                                              430,141
           100,000  Schering-Plough Corp., 5.55%,
                    12/1/13                                              101,183
                                                                 ---------------
                                                                         531,324
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 0.1%
           550,000  Host Marriott L.P., 7.00%, 8/15/12                   561,000
           430,000  ProLogis, 5.625%, 11/15/16(3)                        437,166
                                                                 ---------------
                                                                         998,166
                                                                 ---------------
ROAD & RAIL - 0.1%
           350,000  Hertz Corp., 8.875%, 1/1/14                          378,875
           375,000  Hertz Corp., 10.50%, 1/1/16                          429,375
                                                                 ---------------
                                                                         808,250
                                                                 ---------------
SOFTWARE(2)
           500,000  Oracle Corp., 5.00%, 1/15/11(3)                      500,272
                                                                 ---------------
SPECIALTY RETAIL - 0.2%
           680,000  Asbury Automotive Group Inc.,
                    9.00%, 6/15/12(3)                                    719,711
           375,000  Asbury Automotive Group Inc.,
                    8.00%, 3/15/14                                       384,844
           485,000  Couche-Tard U.S. L.P./Couche-Tard
                    Finance Corp., 7.50%, 12/15/13                       499,550
           750,000  GSC Holdings Corp., 8.00%,
                    10/1/12(3)                                           800,624
           275,000  Toys "R" Us, Inc., 7.375%,
                    10/15/18                                             237,188
           225,000  United Auto Group, Inc., 9.625%,
                    3/15/12                                              236,954
                                                                 ---------------
                                                                       2,878,871
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.1%
           800,000  Perry Ellis International, Inc.,
                    8.875%, 9/15/13(3)                                   832,000
                                                                 ---------------

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS - 0.1%
           850,000  Ashtead Capital Inc., 9.00%,
                    8/15/16 (Acquired 8/1/06 -
                    10/5/06, Cost $876,000)(3)(4)                        922,250
           550,000  United Rentals North America, Inc.,
                    6.50%, 2/15/12(3)                                    555,500
           176,000  United Rentals North America, Inc.,
                    7.75%, 11/15/13                                      180,840
                                                                 ---------------
                                                                       1,658,590
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.3%
           150,000  Dobson Communications Corp.,
                    8.875%, 10/1/13                                      155,438
           710,000  Nextel Communications Inc.,
                    5.95%, 3/15/14(3)                                    700,905
           500,000  Nextel Communications Inc.,
                    7.375%, 8/1/15(3)                                    517,894
           300,000  Nextel Partners Inc., 8.125%,
                    7/1/11                                               312,995
           300,000  Rogers Wireless Inc., 7.25%,
                    12/15/12                                             323,625
           350,000  Rogers Wireless Inc., 7.50%,
                    3/15/15                                              385,875
           325,000  Rural Cellular Corp., 9.75%,
                    1/15/10                                              335,156
           400,000  Rural Cellular Corp., 9.875%,
                    2/1/10(3)                                            425,000
           100,000  Syniverse Technologies Inc.,
                    7.75%, 8/15/13                                       101,000
           520,000  Vodafone Group plc, 5.625%,
                    2/27/17(3)                                           521,093
           220,000  Vodafone Group plc, 6.15%,
                    2/27/37                                              220,116
                                                                 ---------------
                                                                       3,999,097
                                                                 ---------------
TOTAL CORPORATE BONDS                                                 85,940,348
(Cost $84,054,037)                                               ---------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(6) - 5.1%
             2,471  FHLMC, 6.50%, 12/1/12                                  2,529
            36,498  FHLMC, 7.00%, 6/1/14                                  37,505
           994,100  FHLMC, 4.50%, 1/1/19(3)                              965,649
           787,222  FHLMC, 5.00%, 1/1/21                                 777,020
         1,893,302  FHLMC, 5.00%, 4/1/21                               1,868,765
             7,538  FHLMC, 7.00%, 8/1/29                                   7,810
            48,992  FHLMC, 8.00%, 7/1/30                                  51,531
           428,092  FHLMC, 5.50%, 12/1/33                                425,935
         3,775,000  FNMA, 5.00%, settlement date
                    3/13/07(7)                                         3,665,291
         7,960,500  FNMA, 5.50%, settlement date
                    3/13/07(7)                                         7,898,312
        17,358,837  FNMA, 6.00%, settlement date
                    3/13/07(7)                                        17,510,726
         7,337,356  FNMA, 6.50%, settlement date
                    3/13/07(7)                                         7,481,813
            11,902  FNMA, 6.50%, 4/1/12                                   12,187
            80,091  FNMA, 6.00%, 4/1/14                                   81,407
            35,347  FNMA, 7.50%, 6/1/15                                   36,417
           261,502  FNMA, 5.50%, 12/1/16                                 263,016
           633,005  FNMA, 4.50%, 5/1/19(3)                               614,479
           694,551  FNMA, 4.50%, 5/1/19                                  674,224
           455,792  FNMA, 5.00%, 9/1/20                                  450,052
             2,402  FNMA, 7.00%, 6/1/26                                    2,490
            22,388  FNMA, 7.50%, 3/1/27                                   23,406
             8,594  FNMA, 7.00%, 1/1/29                                    8,905
            58,846  FNMA, 6.50%, 4/1/29                                   60,552
            52,905  FNMA, 6.50%, 8/1/29                                   54,439
            86,353  FNMA, 6.50%, 12/1/29                                  88,857
            25,217  FNMA, 7.00%, 3/1/30                                   26,136
             3,202  FNMA, 7.00%, 5/1/30                                    3,320
            13,889  FNMA, 8.00%, 7/1/30                                   14,659

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
            13,660  FNMA, 7.50%, 9/1/30                                   14,250
            63,915  FNMA, 7.00%, 9/1/31                                   66,116
            37,849  FNMA, 6.50%, 1/1/32                                   38,902
           216,955  FNMA, 7.00%, 6/1/32                                  224,217
            59,263  FNMA, 6.50%, 8/1/32                                   60,912
           395,022  FNMA, 6.50%, 11/1/32                                 405,722
           371,981  FNMA, 5.50%, 6/1/33                                  369,963
         4,543,003  FNMA, 5.50%, 7/1/33                                4,518,352
           232,240  FNMA, 5.50%, 8/1/33                                  230,979
         7,006,640  FNMA, 5.00%, 11/1/33                               6,821,839
         3,030,265  FNMA, 5.50%, 1/1/34(3)                             3,013,823
         2,295,590  FNMA, 4.50%, 9/1/35                                2,167,618
         2,576,691  FNMA, 5.00%, 2/1/36                                2,504,549
             3,220  GNMA, 7.50%, 10/15/25                                  3,362
            47,777  GNMA, 6.00%, 3/15/26                                  48,713
            13,054  GNMA, 7.00%, 12/15/27                                 13,618
            13,057  GNMA, 6.50%, 2/15/28                                  13,458
            21,503  GNMA, 6.50%, 3/15/28                                  22,164
            19,400  GNMA, 7.00%, 8/15/29                                  20,231
             4,024  GNMA, 7.50%, 5/15/30                                   4,197
            81,990  GNMA, 7.00%, 5/15/31                                  85,400
           318,454  GNMA, 5.50%, 11/15/32                                318,508
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                            64,074,325
(Cost $64,005,754)                                               ---------------

COLLATERALIZED MORTGAGE
OBLIGATIONS(6) - 2.9%
         4,687,632  Banc of America Commercial
                    Mortgage Inc. STRIPS - COUPON,
                    Series 2004-1, Class XP, VRN,
                    0.65%, 3/1/07                                         92,951
         1,200,000  Banc of America Commercial
                    Mortgage Inc., Series 2004-2,
                    Class A3 SEQ, 4.05%, 11/10/38(3)                   1,158,622
           703,408  Banc of America Large Loan,
                    Series 2005 MIB1, Class A1, VRN,
                    5.47%, 3/15/07, resets monthly
                    off the 1-month LIBOR plus 0.15%
                    with no caps (Acquired 11/18/05,
                    Cost $703,408)(3)(4)                                 703,873
         8,377,891  Bear Stearns Commercial
                    Mortgage Securities STRIPS -
                    COUPON, Series 2004 T16, Class
                    X2, VRN, 0.77%, 3/1/07                               256,925
         1,625,000  Bear Stearns Commercial
                    Mortgage Securities, Series 2006
                    BBA7, Class A1, VRN, 5.43%,
                    3/15/07, resets monthly off the
                    1-month LIBOR plus 0.11% with
                    no caps (Acquired 6/5/06, Cost
                    $1,625,000)(3)(4)                                  1,626,011
         2,300,000  Bear Stearns Commercial
                    Mortgage Securities, Series 2006
                    PW14, Class A4 SEQ, 5.20%,
                    12/1/38(3)                                         2,285,303
         3,632,418  Commercial Mortgage Acceptance
                    Corp. STRIPS - COUPON, Series
                    1998 C2, Class X, VRN, 0.74%,
                    3/15/07                                               89,982
           155,567  Commercial Mortgage
                    Pass-Through Certificates, Series
                    2005 F10A, Class A1, VRN, 5.42%,
                    3/15/07, resets monthly off the
                    1-month LIBOR plus 0.10% with
                    no caps (Acquired 3/18/05,
                    Cost $155,567)(4)                                    155,666
           875,272  Commercial Mortgage
                    Pass-Through Certificates, Series
                    2005 FL11, Class A1, VRN, 5.47%,
                    3/15/07, resets monthly off the
                    1-month LIBOR plus 0.15% with
                    no caps (Acquired 11/18/05,
                    Cost $875,272)(3)(4)                                 876,019
         1,790,011  FHLMC, Series 2541, Class EA,
                    5.00%, 3/1/16                                      1,783,173
         1,896,371  FHLMC, Series 2567, Class OD,
                    5.00%, 8/15/15                                     1,889,127
         1,221,657  FHLMC, Series 2900, Class PA,
                    4.50%, 3/15/14                                     1,212,338
           774,304  FHLMC, Series 2937, Class KA,
                    4.50%, 12/15/14(3)                                   768,322
           276,021  FNMA, Series 2003-52, Class KF
                    SEQ, VRN, 5.72%, 3/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.40% with a cap of 7.50%                       277,504

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
           448,000  FNMA, Series 2003-92, Class PD,
                    4.50%, 3/25/17                                       440,037
         2,406,488  FNMA, Series 2005-63, Class HA
                    SEQ, 5.00%, 4/25/23                                2,391,485
         1,650,000  GMAC Commercial Mortgage
                    Securities, Inc., Series 2005 C1,
                    Class A2 SEQ, 4.47%, 5/10/43(3)                    1,622,589
         1,193,000  Greenwich Capital Commercial
                    Funding Corp., Series 2005 GG5,
                    Class A5, 5.22%, 4/10/37(3)                        1,192,507
         1,839,118  Greenwich Capital Commercial
                    Funding Corp., Series 2006 FL4A,
                    Class A1, VRN, 5.41%, 3/5/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.09% with no caps
                    (Acquired 12/14/06, Cost
                    $1,839,118)(3)(4)                                  1,840,262
         2,500,000  LB-UBS Commercial Mortgage
                    Trust, Series 2004 C4, Class A2,
                    VRN, 4.57%, 3/15/07(3)                             2,473,127
         1,550,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C2, Class A2
                    SEQ, 4.82%, 4/15/30(3)                             1,540,537
         1,400,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C3, Class A3
                    SEQ, 4.65%, 7/30/30(3)                             1,375,632
         2,315,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C3, Class A5
                    SEQ, 4.74%, 7/15/30(3)                             2,238,743
         1,675,000  LB-UBS Commercial Mortgage
                    Trust, Series 2006 C1, Class A4
                    SEQ, 5.16%, 2/15/31(3)                             1,663,046
            80,947  Lehman Brothers Floating Rate
                    Commercial Mortgage Trust,
                    Series 2005 LLFA, Class A1, VRN,
                    5.42%, 3/15/07, resets monthly
                    off the 1-month LIBOR plus 0.10%
                    with no caps (Acquired 7/25/05,
                    Cost $80,947)(4)                                      80,997
           848,447  Lehman Brothers Floating Rate
                    Commercial Mortgage Trust,
                    Series 2006 LLFA, Class A1, VRN,
                    5.40%, 3/15/07, resets monthly
                    off the 1-month LIBOR plus 0.08%
                    with no caps (Acquired 8/7/06,
                    Cost $848,447)(3)(4)                                 848,974
            31,359  MASTR Alternative Loans Trust,
                    Series 2003-8, Class 4A1, 7.00%,
                    12/25/33                                              32,256
           951,879  Merrill Lynch Floating Trust, Series
                    2006-1, Class A1, VRN, 5.39%,
                    3/15/07, resets monthly off the
                    1-month LIBOR plus 0.07% with
                    no caps (Acquired 10/31/06,
                    Cost $951,879)(3)(4)                                 952,469
           128,169  Morgan Stanley Capital I, Series
                    2006 XLF, Class A1, VRN, 5.41%,
                    3/15/07, resets monthly off the
                    1-month LIBOR plus 0.09% with
                    no caps (Acquired 7/28/06,
                    Cost $128,169)(4)                                    128,253
           870,774  Thornburg Mortgage Securities
                    Trust, Series 2006-5, Class A1,
                    VRN, 5.44%, 3/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.12% with no caps                              869,602
         2,614,000  Wachovia Bank Commercial
                    Mortgage Trust, Series 2006 C23,
                    Class A4, 5.42%, 1/15/45(3)                        2,639,270
           675,000  Washington Mutual, Inc., Series
                    2005 AR4, Class A3, 4.59%,
                    4/25/35(3)                                           664,513
                                                                 ---------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                             36,170,115
(Cost $36,160,921)                                               ---------------

U.S. TREASURY SECURITIES - 2.8%
         1,000,000  U.S. Treasury Bonds, 8.125%,
                    8/15/21(3)                                         1,349,922
         2,925,000  U.S. Treasury Bonds, 7.125%,
                    2/15/23(3)                                         3,688,244
         4,985,000  U.S. Treasury Bonds, 6.125%,
                    11/15/27(3)                                        5,871,397
           822,000  U.S. Treasury Bonds, 6.25%,
                    5/15/30(3)                                           995,135
         1,415,000  U.S. Treasury Bonds, 4.50%,
                    2/15/36(3)                                         1,372,772
         5,303,286  U.S. Treasury Inflation Indexed
                    Notes, 2.375%, 1/15/17(3)                          5,395,680
         5,655,000  U.S. Treasury Notes, 5.125%,
                    6/30/11(3)                                         5,790,415
         6,772,000  U.S. Treasury Notes, 4.625%,
                    10/31/11(3)                                        6,803,218
         3,000,000  U.S. Treasury Notes, 4.875%,
                    8/15/16(3)                                         3,070,548

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
         1,550,000  U.S. Treasury Notes, 4.625%,
                    11/15/16(3)                                        1,557,327
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                        35,894,658
(Cost $35,317,631)                                               ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 2.5%
         1,800,000  FHLB, 4.625%, 2/1/08(3)                            1,793,480
         2,195,000  FHLB, 5.125%, 9/29/10(3)                           2,219,387
         4,232,000  FHLMC, 5.00%, 9/16/08(3)                           4,243,900
         2,600,000  FHLMC, 6.625%, 9/15/09                             2,711,314
         5,640,000  FHLMC, 5.75%, 1/15/12(3)                           5,869,327
         2,920,000  FHLMC, 4.75%, 1/19/16(3)                           2,896,322
         1,975,000  FHLMC, 5.30%, 5/12/20(3)                           1,942,636
         4,500,000  FNMA, 4.75%, 8/3/07(3)                             4,490,857
         1,600,000  FNMA, 4.375%, 7/17/13                              1,556,194
         3,690,000  FNMA, 5.80%, 2/9/26(3)                             3,709,265
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                               31,432,682
(Cost $31,178,762)                                               ---------------

ASSET-BACKED SECURITIES(6) - 1.7%
           555,763  Accredited Mortgage Loan Trust,
                    Series 2006-1, Class A1, VRN,
                    5.38%, 3/25/07, resets monthly
                    off the 1-month LIBOR plus 0.06%
                    with no caps(3)                                      556,153
         1,012,753  Accredited Mortgage Loan Trust,
                    Series 2006-2, Class A1, VRN,
                    5.36%, 3/25/07, resets monthly
                    off the 1-month LIBOR plus 0.04%
                    with no caps(3)                                    1,013,441
            69,122  Ameriquest Mortgage Securities
                    Inc., Series 2006 R1, Class A2A,
                    VRN, 5.40%, 3/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.08% with no caps                               69,169
           661,110  Argent Securities Inc., Series 2006
                    M3, Class A2A, VRN, 5.37%,
                    3/25/07, resets monthly off the
                    1-month LIBOR plus 0.05% with
                    no caps(3)                                           661,566
         1,206,922  Capital One Prime Auto
                    Receivables Trust, Series 2004-2,
                    Class A4, VRN, 5.38%, 3/15/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.06% with no caps(3)                   1,208,185
           989,204  Centex Home Equity, Series 2006
                    A, Class AV1, VRN, 5.37%, 3/25/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.05% with no caps(3)                     989,821
           423,188  CNH Equipment Trust, Series 2004
                    A, Class A3A, VRN, 5.39%, 3/15/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.07% with no caps                        423,502
             1,042  Countrywide Asset-Backed
                    Certificates, Series 2005-8, Class
                    2A1, VRN, 5.45%, 3/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.13% with no caps                                1,043
           472,229  Countrywide Asset-Backed
                    Certificates, Series 2006 BC2,
                    Class 2A1, VRN, 5.36%, 3/25/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.04% with no caps                        472,548
           625,510  Countrywide Asset-Backed
                    Certificates, Series 2006-6, Class
                    2A1, VRN, 5.39%, 3/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.07% with no caps(3)                           625,941
         3,471,135  Countrywide Asset-Backed
                    Certificates, Series 2006-22, Class
                    2A1, VRN, 5.37%, 3/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.05% with no caps(3)                         3,490,136
           381,729  Credit-Based Asset Servicing and
                    Securitization, Series 2006 CB3,
                    Class AV1, VRN, 5.38%, 3/25/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.06% with no caps                        381,988

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
         1,183,393  First Franklin Mortgage Loan Asset
                    Backed Certificates, Series 2006
                    FF11, Class 2A1, VRN, 5.36%,
                    3/25/07, resets monthly off the
                    1-month LIBOR plus 0.04% with
                    no caps(3)                                         1,184,132
         1,343,815  First Franklin Mortgage Loan Asset
                    Backed Certificates, Series 2006
                    FF12, Class A2, VRN, 5.36%,
                    3/25/07, resets monthly off the
                    1-month LIBOR plus 0.04% with
                    no caps(3)                                         1,344,653
           361,561  IndyMac Residential Asset Backed
                    Trust, Series 2006 B, Class 2A1,
                    VRN, 5.38%, 3/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.06% with no caps                              361,834
           358,353  Long Beach Mortgage Loan Trust,
                    Series 2006-2, Class 2A1, VRN,
                    5.39%, 3/25/07, resets monthly
                    off the 1-month LIBOR plus 0.07%
                    with no caps                                         358,618
         1,252,637  Long Beach Mortgage Loan Trust,
                    Series 2006-6, Class 2A1, VRN,
                    5.36%, 3/25/07, resets monthly
                    off the 1-month LIBOR plus 0.04%
                    with no caps(3)                                    1,253,500
            48,248  Nomura Home Equity Loan, Inc.,
                    Series 2006 HE1, Class A1, VRN,
                    5.40%, 3/25/07, resets monthly
                    off the 1-month LIBOR plus 0.08%
                    with no caps                                          48,286
            94,467  Nomura Home Equity Loan, Inc.,
                    Series 2006 HE2, Class A1, VRN,
                    5.38%, 3/25/07, resets monthly
                    off the 1-month LIBOR plus 0.06%
                    with no caps                                          94,531
           398,887  NovaStar Home Equity Loan, Series
                    2005-4, Class A2A, VRN, 5.41%,
                    3/25/07, resets monthly off the
                    1-month LIBOR plus 0.09% with a
                    cap of 11.00%                                        399,158
           120,000  Residential Asset Securities Corp.,
                    Series 2004 KS2, Class MI1, 4.71%,
                    3/25/34                                              117,027
           868,376  SLC Student Loan Trust, Series
                    2006-2, Class A1, VRN, 5.33%,
                    3/15/07, resets quarterly off the
                    3-month LIBOR minus 0.02% with
                    no caps(3)                                           868,881
           920,000  SLM Student Loan Trust, Series
                    2006-5, Class A2, VRN, 5.31%,
                    4/25/07, resets quarterly off the
                    3-month LIBOR minus 0.01% with
                    no caps(3)                                           920,681
           634,716  SLM Student Loan Trust, Series
                    2006-7, Class A1, VRN, 5.28%,
                    4/25/07, resets quarterly off the
                    3-month LIBOR minus 0.04% with
                    no caps(3)                                           634,895
         2,900,000  SLM Student Loan Trust, Series
                    2006-10, Class A2, VRN, 5.37%,
                    4/25/07, resets quarterly off the
                    3-month LIBOR plus 0.01% with
                    no caps(3)                                         2,902,347
           809,188  Soundview Home Equity Loan
                    Trust, Series 2006-3, Class A1,
                    VRN, 5.36%, 3/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.04% with no caps(3)                           809,784
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                         21,191,820
(Cost $21,163,314)                                               ---------------

SOVEREIGN GOVERNMENTS & AGENCIES - 1.0%
            48,000  Bundesschatzanweisungen, 3.25%,
                    6/13/08                                            6,298,597
            37,000  Hydro Quebec, 8.40%, 1/15/22                          49,074
         6,700,000  KfW, VRN, 0.33%, 5/8/07, resets
                    quarterly off the JPY LIBOR minus
                    0.22% with no caps                                 5,665,150
           400,000  Province of Quebec, 5.00%,
                    7/17/09(3)                                           401,303
                                                                 ---------------
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES                                12,414,124
(Cost $12,389,833)                                               ---------------

COMMERCIAL PAPER(8) - 1.0%
         1,000,000  American Honda Finance, 5.22%,
                    3/6/07(3)                                            999,267
         1,000,000  Canadian Imperial Holdings, 5.22%,
                    3/12/07(3)                                           998,388
         1,000,000  Cedar Springs Capital Co., 5.23%,
                    5/4/07 (Acquired 1/9/07, Cost
                    $983,293)(3)(4)                                      990,562

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
           750,000  Crown Point Capital Co., 5.26%,
                    3/14/07 (Acquired 2/13/07, Cost
                    $746,822)(3)(4)                                      748,556
         1,100,000  Falcon Asset Security Corp., 5.25%,
                    3/8/07 (Acquired 2/7/07, Cost
                    $1,095,508)(3)(4)                                  1,098,861
         1,000,000  HBOS Treasury Services plc,
                    5.25%, 3/14/07(3)                                    998,107
         1,000,000  ING (U.S.) Funding LLC, 5.23%,
                    5/15/07(3)                                           989,115
         1,000,000  IXIS, 5.22%, 4/13/07 (Acquired
                    1/3/07, Cost $985,500)(3)(4)                         993,742
           750,000  Legacy Capital LLC, 5.26%,
                    3/12/07 (Acquired 2/13/07, Cost
                    $747,041)(4)                                         748,778
           750,000  Old Line Funding Corp., 5.25%,
                    3/21/07 (Acquired 2/13/07, Cost
                    $746,063)(3)(4)                                      747,795
         1,100,000  UBS Finance LLC, 5.22%,
                    6/1/07(3)                                          1,085,329
           750,000  Windmill Funding Corp., 5.24%,
                    4/5/07 (LOC: ABN AMRO Bank
                    N.V.) (Acquired 2/13/07, Cost
                    $744,433)(4)                                         746,143
         1,000,000  Yorktown Capital LLC, 5.25%,
                    3/5/07 (Acquired 1/3/07, Cost
                    $991,104)(3)(4)                                      999,411
                                                                 ---------------
TOTAL COMMERCIAL PAPER                                                12,144,054
(Cost $12,144,339)                                               ---------------

MUNICIPAL SECURITIES - 0.1%
           300,000  Illinois GO, (Taxable Pension),
                    5.10%, 6/1/33                                        292,974
           340,000  Orange County Housing Finance
                    Auth. Rev., Series 2002 B,
                    (Millenia), VRDN, 5.32%, 3/7/07
                    (LOC: Keybank N.A.)                                  340,000
           400,000  Utah Housing Corp. Multifamily
                    Housing Rev., Series 2004 B,
                    (Tanglewood), VRDN, 5.37%,
                    3/7/07 (LOC: Citibank N.A.)(3)                       400,000
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                             1,032,974
(Cost $1,040,904)                                                ---------------

TEMPORARY CASH INVESTMENTS - 2.4%
         5,000,000  FHLB Discount Notes, 5.125%,
                    3/7/07(3)(8)                                       4,995,715

Repurchase Agreement, Deutsche Bank Securities,
Inc., (collateralized by various U.S. Treasury
obligations, 2.375%, 4/15/11, valued at
$25,826,599), in a joint trading account at 5.23%,
dated 2/28/07, due 3/1/07 (Delivery value
$25,303,676)(3)                                                       25,300,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                      30,295,715
(Cost $30,295,730)                                               ---------------

TOTAL INVESTMENT SECURITIES - 103.5%                               1,298,861,508
                                                                 ---------------
(COST $1,115,045,163)

OTHER ASSETS AND LIABILITIES - (3.5)%                               (44,063,167)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                        $ 1,254,798,341
                                                                 ===============

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
FUTURES CONTRACTS
                                  Expiration     Underlying Face     Unrealized
Contracts Purchased                  Date        Amount at Value     Gain (Loss)
--------------------------------------------------------------------------------
222 U.S. Treasury 2-Year Notes    June 2007        $45,499,594        $138,250
267 U.S. Treasury 5-Year Notes    June 2007         28,289,484         187,134
                                                 -------------------------------
                                                   $73,789,078        $325,384
                                                 ===============================

                                  Expiration     Underlying Face     Unrealized
Contracts Sold                       Date        Amount at Value     Gain (Loss)
--------------------------------------------------------------------------------
 61 U.S. Long Bond                June 2007         $ 6,889,188      $ (93,067)
359 U.S. Treasury 10-Year Notes   June 2007          38,985,156       (328,956)
                                                 -------------------------------
                                                    $45,874,344      $(422,023)
                                                 ===============================

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SWAP AGREEMENTS
Notional                                                                      Unrealized
Amount                   Description of Agreement         Expiration Date     Gain (Loss)
-----------------------------------------------------------------------------------------
CREDIT DEFAULT
-----------------------------------------------------------------------------------------
    $5,000,000  Pay quarterly a fixed rate equal to          June 2011          $(25,288)
                0.40% multiplied by the notional
                amount and receive from Barclays
                Capital, Inc. upon each default event
                of one of the issues of Dow Jones
                CDX N.A. Investment Grade 6,
                par value of the proportional
                notional amount.
     9,600,000  Pay quarterly a fixed rate equal to        December 2011         (34,258)
                0.40% multiplied by the notional
                amount and receive from Barclays
                Capital, Inc. upon each default event
                of one of the issues of Dow Jones
                CDX N.A. Investment Grade 7,
                par value of the proportional
                notional amount.
       850,000  Pay quarterly a fixed rate equal to         March 2012             1,574
                0.46% multiplied by the notional
                amount and receive from Barclays
                Capital, Inc. upon each default event
                of Centex Corp., par value of the
                proportional notional amount.
       850,000  Pay quarterly a fixed rate equal to         March 2012             4,202
                0.48% multiplied by the notional
                amount and receive from Barclays
                Capital, Inc. upon each default event
                of Pulte Homes Inc., par value of the
                proportional notional amount.
     1,160,000  Pay quarterly a fixed rate equal to         March 2012             1,030
                0.55% multiplied by the notional
                amount and receive from Deutsche
                Bank Securities Inc. upon each
                default event of Lennar Corp., par
                value of the proportional
                notional amount.
     1,900,000  Pay quarterly a fixed rate equal to         March 2017            (3,251)
                0.12% multiplied by the notional
                amount and receive from Barclays
                Capital, Inc. upon each default event
                of Pfizer Inc., par value of the
                proportional notional amount.
-----------------------------------------------------------------------------------------
INTEREST RATE
-----------------------------------------------------------------------------------------
     1,854,000  Receive semiannually a fixed rate          November 2030         141,771
                equal to 5.6965% and pay quarterly
                a variable rate based on the 3-month
                LIBOR with Barclays Capital, Inc.
                                                          -------------------------------
                                                                               $  85,780
                                                          ===============================

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
BDR = Brazilian Depositary Receipt
CDX = Credit Derivatives Index
CVA = Certificaten Van Aandelen
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GDR = Global Depositary Receipt
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
GO = General Obligation
JPY = Japanese Yen
LB-UBS = Lehman Brothers Inc. - UBS AG
LIBOR = London Interbank Offered Rate
LOC = Letter of Credit
MASTR = Mortgage Asset Securitization Transactions, Inc.
MSCI = Morgan Stanley Capital International
ORD = Foreign Ordinary Share
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
STRIPS = Separate Trading of Registered Interest and Principal of Securities
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective February 28, 2007.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective February 28, 2007.
(1) Non-income producing.
(2) Industry is less than 0.05% of total net assets.
(3) Security, or a portion thereof, has been segregated for forward commitments, futures contracts and/or swap agreements.
(4) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at February 28, 2007 was
    $29,179,844, which represented 2.3% of total net assets.
(5) Step-coupon security. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Rate shown is effective
    February 28, 2007.
(6) Final maturity indicated, unless otherwise noted.
(7) Forward commitment.
(8) The rate indicated is the yield to maturity at purchase.

The aggregate value of fair valued securities as of February 28, 2007, was
$15,990,934, which represented 1.3% of total net assets.

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of February 28, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $1,124,709,456
                                                                 ===============
Gross tax appreciation of investments                             $  182,345,085
Gross tax depreciation of investments                                (8,193,033)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                $  174,152,052
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
NEWTON FUND
FEBRUARY 28, 2007
[american century investments logo and text logo]

NEWTON - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.1%
AEROSPACE & DEFENSE - 0.8%
             9,959  Ionatron, Inc.(1)                             $       52,484
                                                                 ---------------
AUTO COMPONENTS - 2.1%
             4,294  Cooper Tire & Rubber Co.                              63,294
            17,064  Hayes Lemmerz International
                    Inc.(1)                                               84,466
                                                                 ---------------
                                                                         147,760
                                                                 ---------------
BIOTECHNOLOGY - 2.5%
             2,376  Crucell N.V. ADR(1)                                   60,042
            17,676  GenVec Inc.(1)                                        53,028
            26,863  Icagen, Inc.(1)                                       62,859
                                                                 ---------------
                                                                         175,929
                                                                 ---------------
CAPITAL MARKETS - 2.6%
            40,031  Ladenburg Thalmann Financial
                    Services Inc.(1)                                     114,088
             1,471  Mellon Financial Corp.                                63,886
                                                                 ---------------
                                                                         177,974
                                                                 ---------------
CHEMICALS - 1.0%
             2,230  Lyondell Chemical Co.                                 71,048
                                                                 ---------------
COMMERCIAL BANKS - 1.3%
             1,876  Credicorp Ltd.                                        89,842
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 2.7%
             3,400  Cornell Companies Inc.(1)                             69,768
             1,501  Equifax Inc.                                          58,119
             3,661  Hudson Highland Group Inc.(1)                         59,601
                                                                 ---------------
                                                                         187,488
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 2.6%
            12,782  Airspan Networks Inc.(1)                              58,030
            10,733  Ceragon Networks Ltd.(1)                              60,319
             7,132  UTStarcom Inc.(1)                                     65,900
                                                                 ---------------
                                                                         184,249
                                                                 ---------------
CONTAINERS & PACKAGING - 1.2%
            17,264  Graphic Packaging Corp.(1)                            82,867
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 5.1%
             2,358  Atlantic Tele-Network Inc.                            66,496
             1,866  Golden Telecom Inc.                                  101,156

NEWTON - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             6,269  Premiere Global Services Inc.(1)                      65,323
             2,261  Telecom Corp. of New Zealand
                    Ltd. ADR                                              61,657
             4,155  Windstream Corp.                                      62,533
                                                                 ---------------
                                                                         357,165
                                                                 ---------------
ELECTRICAL EQUIPMENT - 3.6%
            11,975  Arotech Corp.(1)                                      39,637
             5,140  Deswell Industries Inc.                               61,731
             2,600  II-VI Inc.(1)                                         80,392
            20,071  Microvision, Inc.(1)                                  68,643
                                                                 ---------------
                                                                         250,403
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 3.3%
             7,212  GTSI Corp.(1)                                         73,490
             9,487  Intelli-Check, Inc.(1)                                69,255
             9,531  Research Frontiers Inc.(1)                            89,020
                                                                 ---------------
                                                                         231,765
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 1.8%
             1,993  Gulf Island Fabrication Inc.                          68,280
            13,829  Particle Drilling
                    Technologies Inc.(1)                                  55,316
                                                                 ---------------
                                                                         123,596
                                                                 ---------------
FOOD PRODUCTS - 0.8%
             3,576  Sara Lee Corp.                                        58,861
                                                                 ---------------
GAS UTILITIES - 1.0%
             1,460  Energen Corp.                                         70,781
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 5.4%
             5,262  AtriCure, Inc.(1)                                     53,515
             4,191  I-Flow Corp.(1)                                       60,392
             4,037  Merit Medical Systems Inc.(1)                         56,801
            10,897  Osteotech Inc.(1)                                     83,143
            16,370  Urologix Inc.(1)                                      52,548
               802  Zimmer Holdings Inc.(1)                               67,633
                                                                 ---------------
                                                                         374,032
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 1.7%
            19,726  Allied Healthcare International
                    Inc.(1)                                               59,375
             1,543  Psychiatric Solutions, Inc.(1)                        61,659
                                                                 ---------------
                                                                         121,034
                                                                 ---------------
HEALTH CARE TECHNOLOGY - 1.0%
             2,511  Allscripts Healthcare Solutions,
                    Inc.(1)                                               67,998
                                                                 ---------------

NEWTON - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES - 1.7%
             3,472  Kimball International, Inc. Cl B                      73,016
             3,074  Orleans Homebuilders, Inc.                            45,372
                                                                 ---------------
                                                                         118,388
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 0.8%
             7,458  Environmental Power Corp.(1)                          58,844
                                                                 ---------------
INSURANCE - 0.9%
             3,192  CNA Surety Corp.(1)                                   63,010
                                                                 ---------------
INTERNET & CATALOG RETAIL - 1.3%
             1,708  Priceline.com Inc.(1)                                 89,516
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 6.1%
               593  Baidu.com ADR(1)                                      63,273
            14,683  Entrust Inc.(1)                                       63,577
             3,857  iMergent, Inc.(1)                                     67,652
            12,361  LookSmart Ltd.(1)                                     53,523
             9,955  Mamma.com Inc.(1)                                     45,395
             8,253  Saba Software, Inc.(1)                                59,917
            37,514  Zix Corp.(1)                                          63,774
                                                                 ---------------
                                                                         417,111
                                                                 ---------------
IT SERVICES - 1.7%
            43,762  PFSweb Inc.(1)                                        43,338
             2,502  Total System Services Inc.                            78,112
                                                                 ---------------
                                                                         121,450
                                                                 ---------------
MACHINERY - 1.9%
             7,608  China Yuchai International Ltd.                       57,821
             1,771  Twin Disc Inc.                                        76,064
                                                                 ---------------
                                                                         133,885
                                                                 ---------------
MARINE - 4.6%
             4,074  Diana Shipping Inc.                                   77,813
             4,689  Excel Maritime Carriers Ltd.(1)                       83,700
             6,025  Quintana Maritime Ltd.                                83,205
             7,184  TBS International Ltd. Cl A(1)                        73,420
                                                                 ---------------
                                                                         318,138
                                                                 ---------------
MEDIA - 4.3%
             7,885  Gray Television Inc.                                  68,678
            11,509  Knology Inc.(1)                                      164,003

NEWTON - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             1,839  Scholastic Corp.(1)                                   63,979
                                                                 ---------------
                                                                         296,660
                                                                 ---------------
METALS & MINING - 8.1%
             4,091  Agnico-Eagle Mines Ltd.                              160,900
             4,182  AK Steel Holding Corp.(1)                             96,730
             2,362  Brush Engineered Materials
                    Inc.(1)                                              105,865
             1,742  Northwest Pipe Co.(1)                                 63,722
             2,757  Universal Stainless & Alloy
                    Products, Inc.(1)                                    127,704
                                                                 ---------------
                                                                         554,921
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 3.7%
             1,183  Dampskibsselskabet Torm
                    AS ADR(1)                                             77,238
             1,203  Enbridge Energy Management LLC                        61,425
             7,348  FX Energy Inc.(1)                                     53,714
             1,268  Petroleum Development Corp.(1)                        66,405
                                                                 ---------------
                                                                         258,782
                                                                 ---------------
PERSONAL PRODUCTS - 1.6%
             5,361  China Precision Steel Inc.(1)                         41,762
             1,243  USANA Health Sciences, Inc.(1)                        72,181
                                                                 ---------------
                                                                         113,943
                                                                 ---------------
PHARMACEUTICALS - 1.5%
             7,505  Barrier Therapeutics, Inc.(1)                         49,308
            14,237  NitroMed, Inc.(1)                                     54,812
                                                                 ---------------
                                                                         104,120
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 2.3%
             1,885  Digital Realty Trust Inc.                             74,721
             1,287  Entertainment Properties Trust                        84,299
                                                                 ---------------
                                                                         159,020
                                                                 ---------------
ROAD & RAIL - 0.7%
             1,001  Ryder System, Inc.                                    51,491
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 1.8%
            10,984  Credence Systems Corp.(1)                             49,867
            18,216  Zilog Inc.(1)                                         77,418
                                                                 ---------------
                                                                         127,285
                                                                 ---------------
SOFTWARE - 7.3%
             3,734  Activision, Inc.(1)                                   62,432
             4,158  Epicor Software Corp.(1)                              55,967
             2,534  Manhattan Associates Inc.(1)                          70,496

NEWTON - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             4,204  Mentor Graphics Corp.(1)                              71,006
             1,175  Micros Systems, Inc.(1)                               65,518
            33,312  Sonic Foundry, Inc.(1)                               127,585
            20,764  Wave Systems Corp. Cl A(1)                            47,342
                                                                 ---------------
                                                                         500,346
                                                                 ---------------
SPECIALTY RETAIL - 4.7%
             2,631  American Eagle Outfitters, Inc.                       81,693
             2,717  Cabela's Inc.(1)                                      67,545
             1,586  CarMax, Inc.(1)                                       83,582
             3,632  E Com Ventures, Inc.(1)                               95,957
                                                                 ---------------
                                                                         328,777
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.6%
            41,673  Innovo Group Inc.(1)                                  45,007
                                                                 ---------------
TRANSPORTATION INFRASTRUCTURE - 1.0%
             1,530  Grupo Aeroportuario del Sureste,
                    SAB de CV ADR                                         68,192
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 2.0%
             8,203  Centennial Communications
                    Corp.(1)                                              64,640
             1,515  Mobile TeleSystems ADR                                77,719
                                                                 ---------------
                                                                         142,359
                                                                 ---------------
TOTAL COMMON STOCKS                                                    6,896,521
(Cost $5,478,411)                                                ---------------

TEMPORARY CASH INVESTMENTS - 1.4%
Repurchase Agreement, Merrill Lynch & Co., Inc.,
(collateralized by various U.S. Treasury,
obligations 6.625% - 8.125%, 8/15/19 - 2/15/27,
valued at $101,805), in a joint trading account
at 5.23%, dated 2/28/07, due 3/1/07
(Delivery value $100,015)                                                100,000
(Cost $100,000)                                                  ---------------

TOTAL INVESTMENT SECURITIES - 100.5%                                   6,996,521
(COST $5,578,411)                                                ---------------

OTHER ASSETS AND LIABILITIES - (0.5)%                                   (37,551)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $    6,958,970
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
(1) Non-income producing.

NEWTON - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of February 28, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $    5,578,411
                                                                 ===============
Gross tax appreciation of investments                             $    1,575,207
Gross tax depreciation of investments                                  (157,097)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                $    1,418,110
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
     1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.

         /s/ Jonathan S. Thomas
By:      ----------------------------------------
         Name:   Jonathan S. Thomas
         Title:  President

Date:    April 27, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         /s/ Jonathan S. Thomas
By:      ----------------------------------------
         Name:   Jonathan S. Thomas
         Title:  President
                 (principal executive officer)

Date:    April 27, 2007

         /s/ Robert J. Leach
By:      ----------------------------------------
         Name:   Robert J. Leach
         Title:  Vice President, Treasurer, and
                 Chief Financial Officer
                 (principal financial officer)

Date:    April 27, 2007